UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Secured Credit Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 41.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	96,695	$2,760,647
BlackRock Equity Dividend Fund, Institutional Class	72,548	1,765,095
BlackRock EuroFund, Institutional Class	74,799	1,231,185
BlackRock International Fund, Institutional Class	36,682	567,102
BlackRock International Opportunities Portfolio, Institutional Class	11,164	466,531
BlackRock Long-Horizon Equity Fund, Institutional Class	237,024	3,439,217
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	67,341	1,560,299
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	18,251	740,820
iShares MSCI Germany ETF (c)	60,470	1,920,527
iShares MSCI Japan ETF	101,156	1,227,022
iShares U.S. Financials ETF	53,328	4,274,773
iShares U.S. Technology ETF	35,252	3,116,982
Master Basic Value LLC	$7,016,415	7,016,415
Master Large Cap Growth Portfolio	$4,509,367	4,509,367
Master Value Opportunities LLC	$1,130,795	1,130,795

		35,726,777

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 51.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	382,727	$4,137,284
BlackRock Low Duration Bond Portfolio, BlackRock Class	435,163	4,242,839
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	405,423	4,119,101
Master Total Return Portfolio	$32,055,844	32,055,844

		44,555,068

Short-Term Securities — 8.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	5,821,270	5,821,270
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$1,612,000	1,612,000

		7,433,270
Total Affiliated Investment Companies (Cost — $81,007,624*) — 101.3%		87,715,115
Liabilities in Excess of Other Assets — (1.3)%		(1,109,765)

Net Assets — 100.0%		$86,605,350

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$79,526,399

Gross unrealized appreciation	$14,345,100
Gross unrealized depreciation	(6,156,384)

Net unrealized appreciation	$8,188,716

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ETF Exchange Traded Fund S&P Standard & Poor’s

BLACKROCK FUNDS II	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Conservative Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2013	Value at December 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	127,409	13,232		43,946		96,695	$2,760,647	—	$627,189
BlackRock Equity Dividend Fund, Institutional Class	80,400	869		8,721		72,548	$1,765,095	$18,503	$58,601
BlackRock EuroFund, Institutional Class	73,837	962		—		74,799	$1,231,185	$15,071	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	382,727		—		382,727	$4,137,284	$11,760	—
BlackRock High Yield Bond Portfolio, BlackRock Class	274,904	—		274,904		—	—	$10,667	$63,887
BlackRock International Fund, Institutional Class	62,804	681		26,803		36,682	$567,102	$10,084	$90,417
BlackRock International Opportunities Portfolio, Institutional Class	21,476	48		10,360		11,164	$466,531	$821	$208,956
BlackRock Liquidity Funds, TempFund, Institutional Class	1,768,015	4,053,255	[1]	—		5,821,270	$5,821,270	$506	—
BlackRock Liquidity Series, LLC, Money Market Series	$1,438,400	$173,600	[1]	—		$1,612,000	$1,612,000	$2,341	—
BlackRock Long-Horizon Equity Fund, Institutional Class	233,726	8,468		5,170		237,024	$3,439,217	$42,056	$77,435
BlackRock Low Duration Bond Portfolio, BlackRock Class	432,813	2,350		—		435,163	$4,242,839	$22,912	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	46,142	21,199		—		67,341	$1,560,299	—	$466,171
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	405,423		—		405,423	$4,119,101	$17,893	—
BlackRock U.S. Opportunities Portfolio, Institutional Class	14,700	3,551		—		18,251	$740,820	—	$137,169
iShares MSCI Germany ETF	60,470	—		—		60,470	$1,920,527	—	—
iShares MSCI Japan ETF	293,472	—		192,316		101,156	$1,227,022	$8,874	$(47,742)
iShares U.S. Financials ETF	53,328	—		—		53,328	$4,274,773	$21,190	—
iShares U.S. Technology ETF	35,252	—		—		35,252	$3,116,982	$9,560	—
Master Basic Value LLC	$5,879,306	$1,137,109	[1]	—		$7,016,415	$7,016,415	$29,052	$253,536
Master Large Cap Growth Portfolio	$3,846,905	$662,462	[1]	—		$4,509,367	$4,509,367	$13,082	$52,639
Master Total Return Portfolio	$36,679,422	—		$4,623,578	[2]	$32,055,844	$32,055,844	$344,429	$156,902
Master Value Opportunities LLC	$1,016,706	$114,089	[1]	—		$1,130,795	$1,130,795	$4,396	$54,097

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
24	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$2,209,200	$86,823
92	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$11,320,312	(238,568)
Total					$(151,745)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$41,390,694	$46,324,421	—	$87,715,115

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$86,823	—	—	$86,823
Interest rate contracts	(238,568)	—	—	(238,568)
Total	$(151,745)	—	—	$(151,745)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,579	—	—	$2,579
Cash pledged for financial futures contracts	255,000	—	—	255,000
Liabilities:
Collateral on securities loaned at value	—	$(1,612,000)	—	(1,612,000)
Total	$257,579	$(1,612,000)	—	$(1,354,421)

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS II	DECEMBER 31, 2013	3

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 61.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	311,269	$8,886,734
BlackRock Equity Dividend Fund, Institutional Class	161,787	3,936,284
BlackRock EuroFund, Institutional Class	102,651	1,689,640
BlackRock International Fund, Institutional Class	99,992	1,545,874
BlackRock International Opportunities Portfolio, Institutional Class	36,615	1,530,140
BlackRock Long-Horizon Equity Fund, Institutional Class	492,185	7,141,607
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	161,299	3,737,300
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	41,679	1,691,766
iShares MSCI Germany ETF	93,886	2,981,819
iShares MSCI Japan ETF	179,020	2,171,513
iShares U.S. Financials ETF (c)	84,695	6,789,151
iShares U.S. Technology ETF	51,715	4,572,640
Master Basic Value LLC	$12,498,420	12,498,420
Master Large Cap Growth Portfolio	$9,194,198	9,194,198
Master Value Opportunities LLC	$1,795,727	1,795,727

		70,162,813

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 34.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	528,166	$5,709,477
BlackRock Low Duration Bond Portfolio, BlackRock Class	275,352	2,684,683
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	558,118	5,670,484
Master Total Return Portfolio	$25,520,763	25,520,763

		39,585,407

Short-Term Securities — 7.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	3,835,698	3,835,698
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$4,360,250	4,360,250

		8,195,948
Total Affiliated Investment Companies (Cost — $104,201,328*) — 103.6%		117,944,168
Liabilities in Excess of Other Assets — (3.6)%		(4,138,802)

Net Assets — 100.0%		$113,805,366

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$101,888,456

Gross unrealized appreciation	$22,852,211
Gross unrealized depreciation	(6,796,499)

Net unrealized appreciation	$16,055,712

4	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Moderate Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2013	Value at December 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	270,208	69,611		28,550		311,269	$8,886,734	—	$1,214,374
BlackRock Equity Dividend Fund, Institutional Class	180,910	25,543		44,666		161,787	$3,936,284	$41,468	$296,364
BlackRock EuroFund, Institutional Class	101,332	1,319		—		102,651	$1,689,640	$20,684	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	528,166		—		528,166	$5,709,477	$16,228	—
BlackRock High Yield Bond Portfolio, BlackRock Class	263,263	—		263,263		—	—	$10,202	$78,405
BlackRock International Fund, Institutional Class	135,242	1,857		37,107		99,992	$1,545,874	$27,488	$123,648
BlackRock International Opportunities Portfolio, Institutional Class	57,842	156		21,383		36,615	$1,530,140	$2,691	$433,678
BlackRock Liquidity Funds, TempFund, Institutional Class	3,148,296	687,402	[1]	—		3,835,698	$3,835,698	$386	—
BlackRock Liquidity Series, LLC, Money Market Series	$4,046,800	$313,450	[1]	—		$4,360,250	$4,360,250	$9,285	—
BlackRock Long-Horizon Equity Fund, Institutional Class	480,803	17,583		6,201		492,185	$7,141,607	$87,330	$159,298
BlackRock Low Duration Bond Portfolio, BlackRock Class	273,865	1,487		—		275,352	$2,684,683	$14,498	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	110,522	50,777		—		161,299	$3,737,300	—	$1,116,594
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	558,118		—		558,118	$5,670,484	$24,632	—
BlackRock U.S. Opportunities Portfolio, Institutional Class	33,568	8,111		—		41,679	$1,691,766	—	$313,244
iShares MSCI Germany ETF	93,886	—		—		93,886	$2,981,819	—	—
iShares MSCI Japan ETF	568,620	—		389,600		179,020	$2,171,513	$15,705	$(110,517)
iShares U.S. Financials ETF	114,651	—		29,956		84,695	$6,789,151	$33,654	$460,192
iShares U.S. Technology ETF	48,859	2,856		—		51,715	$4,572,640	$14,025	—
Master Basic Value LLC	$11,796,557	$701,863	[1]	—		$12,498,420	$12,498,420	$52,812	$461,958
Master Large Cap Growth Portfolio	$7,941,538	$1,252,660	[1]	—		$9,194,198	$9,194,198	$26,274	$106,504
Master Total Return Portfolio	$32,017,454	—		$6,496,691	[2]	$25,520,763	$25,520,763	$280,454	$128,294
Master Value Opportunities LLC	$1,614,554	$181,173	[1]	—		$1,795,727	$1,795,727	$6,981	$85,907

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	DECEMBER 31, 2013	5

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
33	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$3,037,650	$119,382
91	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$11,197,266	(239,539)
Total					$(120,157)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$64,574,810	$53,369,358	—	$117,944,168

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$119,382	—	—	$119,382
Interest rate contracts	(239,539)	—	—	(239,539)
Total	$(120,157)	—	—	$(120,157)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,160	—	—	$2,160
Cash pledged for financial futures contracts	275,000	—	—	275,000
Liabilities:
Collateral on securities loaned at value	—	$(4,360,250)	—	(4,360,250)
Total	$277,160	$(4,360,250)	—	$(4,083,090)

There were no transfers between levels during the period ended December 31, 2013.

6	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 80.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	324,987	$9,278,379
BlackRock Equity Dividend Fund, Institutional Class	242,409	5,897,820
BlackRock EuroFund, Institutional Class	82,344	1,355,385
BlackRock International Fund, Institutional Class	89,657	1,386,105
BlackRock International Opportunities Portfolio, Institutional Class	74,569	3,116,251
BlackRock Long-Horizon Equity Fund, Institutional Class	487,091	7,067,687
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	119,557	2,770,125
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	45,165	1,833,251
iShares MSCI Germany ETF	61,466	1,952,160
iShares MSCI Japan ETF	175,222	2,125,443
iShares U.S. Financials ETF	76,177	6,106,348
iShares U.S. Technology ETF	37,114	3,281,620
Master Basic Value LLC	$13,537,167	13,537,167
Master Large Cap Growth Portfolio	$10,913,872	10,913,872
Master Value Opportunities LLC	$1,823,736	1,823,736

		72,445,349

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 14.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	394,306	$4,262,444
BlackRock Low Duration Bond Portfolio, BlackRock Class	344,101	3,354,988
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	333,014	3,383,423
Master Total Return Portfolio	$1,972,947	1,972,947

		12,973,802

Short-Term Securities — 4.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	4,384,291	4,384,291
Total Affiliated Investment Companies (Cost — $76,662,827*) — 99.6%		89,803,442
Other Assets Less Liabilities — 0.4%		340,973

Net Assets — 100.0%		$90,144,415

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$74,266,561

Gross unrealized appreciation	$19,951,135
Gross unrealized depreciation	(4,414,254)

Net unrealized appreciation	$15,536,881

BLACKROCK FUNDS II	DECEMBER 31, 2013	7

Schedule of Investments (continued)	BlackRock Growth Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2013	Value at December 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	253,413	78,872		7,298		324,987	$9,278,379	—	$1,087,119
BlackRock Equity Dividend Fund, Institutional Class	226,571	39,334		23,496		242,409	$5,897,820	$56,482	$158,898
BlackRock EuroFund, Institutional Class	81,286	1,058		—		82,344	$1,355,385	$16,592	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	394,306		—		394,306	$4,262,444	$12,115	—
BlackRock High Yield Bond Portfolio, BlackRock Class	198,735	—		198,735		—	—	$7,706	$59,187
BlackRock International Fund, Institutional Class	129,387	1,665		41,395		89,657	$1,386,105	$24,647	$91,571
BlackRock International Opportunities Portfolio, Institutional Class	90,244	318		15,993		74,569	$3,116,251	$5,481	$85,322
BlackRock Liquidity Funds, TempFund, Institutional Class	1,320,603	3,063,688	[1]	—		4,384,291	$4,384,291	$399	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—		—		—	—	$4,677	—
BlackRock Long-Horizon Equity Fund, Institutional Class	481,633	17,401		11,943		487,091	$7,067,687	$86,427	$159,566
BlackRock Low Duration Bond Portfolio, BlackRock Class	342,243	1,858		—		344,101	$3,354,988	$18,117	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	112,253	37,637		30,333		119,557	$2,770,125	—	$1,085,164
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	333,014		—		333,014	$3,383,423	$14,697	—
BlackRock U.S. Opportunities Portfolio, Institutional Class	36,376	8,789		—		45,165	$1,833,251	—	$339,441
iShares MSCI Germany ETF	61,466	—		—		61,466	$1,952,160	—	—
iShares MSCI Japan ETF	480,832	—		305,610		175,222	$2,125,443	$15,372	$(91,696)
iShares U.S. Financials ETF	76,177	—		—		76,177	$6,106,348	$30,270	—
iShares U.S. Technology ETF	37,114	—		—		37,114	$3,281,620	$10,065	—
Master Basic Value LLC	$12,409,870	$1,127,297	[1]	—		$13,537,167	$13,537,167	$62,457	$542,850
Master Large Cap Growth Portfolio	$9,560,754	$1,353,118	[1]	—		$10,913,872	$10,913,872	$35,231	$140,055
Master Total Return Portfolio	$6,533,722	—		$4,560,775	[2]	$1,972,947	$1,972,947	$30,168	$14,448
Master Value Opportunities LLC	$1,639,737	$183,999	[1]	—		$1,823,736	$1,823,736	$7,090	$87,247

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

8	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
25	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$2,301,250	$90,441
79	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$9,720,703	(204,718)
Total					$(114,277)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$61,555,720	$28,247,722	—	$89,803,442

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$90,441	—	—	$90,441
Interest rate contracts	(204,718)	—	—	(204,718)
Total	$(114,277)	—	—	$(114,277)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,568	—	—	$1,568
Cash pledged for financial futures contracts	240,000	—	—	240,000
Total	$241,568	—	—	$241,568

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS II	DECEMBER 31, 2013	9

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	170,767	$4,875,393
BlackRock Equity Dividend Fund, Institutional Class	121,085	2,945,996
BlackRock EuroFund, Institutional Class	27,045	445,153
BlackRock International Fund, Institutional Class	141,441	2,186,685
BlackRock International Opportunities Portfolio, Institutional Class	55,393	2,314,855
BlackRock Long-Horizon Equity Fund, Institutional Class	329,764	4,784,882
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	54,053	1,252,411
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	30,971	1,257,096
iShares MSCI Germany ETF	38,119	1,210,659
iShares MSCI Japan ETF	83,451	1,012,261
iShares U.S. Financials ETF (c)	31,593	2,532,495
iShares U.S. Technology ETF	14,468	1,279,261
Master Basic Value LLC	$7,815,595	7,815,595

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
Master Large Cap Growth Portfolio	$6,347,121	$6,347,121
Master Value Opportunities LLC	$1,251,384	1,251,384

		41,511,247

Short-Term Securities — 6.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	434,190	434,190
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$2,216,800	2,216,800

		2,650,990
Total Affiliated Investment Companies (Cost — $35,659,034*) — 104.6%		44,162,237
Liabilities in Excess of Other Assets — (4.6)%		(1,939,240)

Net Assets — 100.0%		$42,222,997

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$34,710,635

Gross unrealized appreciation	$12,563,675
Gross unrealized depreciation	(3,112,073)

Net unrealized appreciation	$9,451,602

10	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Aggressive Growth Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at December 31, 2013	Value at December 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	197,322	49,300		75,855	170,767	$4,875,393	—	$1,348,245
BlackRock Equity Dividend Fund, Institutional Class	139,376	36,204		54,495	121,085	$2,945,996	$31,541	$375,411
BlackRock EuroFund, Institutional Class	26,697	348		—	27,045	$445,153	$5,449	—
BlackRock International Fund, Institutional Class	138,814	2,627		—	141,441	$2,186,685	$38,882	—
BlackRock International Opportunities Portfolio, Institutional Class	55,156	237		—	55,393	$2,314,855	$4,072	$5,328
BlackRock Liquidity Funds, TempFund, Institutional Class	394,732	39,458	[1]	—	434,190	$434,190	$91	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$2,216,800	[1]	—	$2,216,800	$2,216,800	$3,068	—
BlackRock Long-Horizon Equity Fund, Institutional Class	324,940	11,780		6,956	329,764	$4,784,882	$58,511	$107,655
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	63,876	29,347		39,170	54,053	$1,252,411	—	$682,818
BlackRock U.S. Opportunities Portfolio, Institutional Class	27,021	6,530		2,580	30,971	$1,257,096	—	$256,611
iShares MSCI Germany ETF	38,119	—		—	38,119	$1,210,659	—	—
iShares MSCI Japan ETF	272,868	—		189,417	83,451	$1,012,261	$7,321	$(55,072)
iShares U.S. Financials ETF	41,681	—		10,088	31,593	$2,532,495	$12,554	$154,975
iShares U.S. Technology ETF	20,051	—		5,583	14,468	$1,279,261	$3,924	$33,218
Master Basic Value LLC	$7,593,424	$222,171	[1]	—	$7,815,595	$7,815,595	$34,978	$304,277
Master Large Cap Growth Portfolio	$5,835,083	$512,038	[1]	—	$6,347,121	$6,347,121	$20,048	$81,275
Master Value Opportunities LLC	$1,165,860	$85,524	[1]	—	$1,251,384	$1,251,384	$5,038	$62,026

[1]	Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	DECEMBER 31, 2013	11

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
13	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$1,196,650	$47,029

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$26,531,337	$17,630,900	—	$44,162,237

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$47,029	—	—	$47,029
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$75,000	—	—	$75,000
Liabilities:
Collateral on securities loaned at value	—	$(2,216,800)	—	(2,216,800)
Bank overdraft.	—	(2,207)	—	(2,207)
Total	$75,000	$(2,219,007)	—	$(2,144,007)

There were no transfers between levels during the period ended December 31, 2013.

12	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17	USD	3,450	$3,571,512
Series 2012-2, Class C, 2.64%, 10/10/17		2,965	3,049,028
Series 2012-3, Class C, 2.42%, 5/08/18		2,810	2,860,043
Series 2012-4, Class B, 1.31%, 11/08/17		1,710	1,715,359
Series 2012-4, Class C, 1.93%, 8/08/18		2,670	2,688,637
Series 2012-5, Class C, 1.69%, 11/08/18		2,065	2,061,723
Series 2013-4, Class B, 1.66%, 9/10/18		1,080	1,083,739
Series 2013-4, Class C, 2.72%, 9/09/19		660	667,752
Series 2013-4, Class D, 3.31%, 10/08/19		1,545	1,566,670
Series 2013-5, Class B, 1.52%, 1/08/19		1,120	1,116,082
Series 2013-5, Class C, 2.29%, 11/08/19		595	595,017
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	3,176	4,403,067
Battalion CLO Ltd., Series 2013-4A, Class A1, 1.58%, 10/22/25 (a)(b)	USD	3,965	3,951,519
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.47%, 7/15/24 (a)(b)		1,850	1,815,220
BlueMountain CLO Ltd., Series 2012-2A, Class B1, 2.22%, 11/20/24 (a)(b)		2,850	2,826,630
Capital Auto Receivables Asset Trust, Series 2013-1, Class B, 1.29%, 4/20/18		3,340	3,305,528
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.63%, 1/20/25 (a)(b)		12,510	12,476,849
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.77%, 11/07/23 (a)(b)		2,620	2,630,179
Series 2012-1A, Class C, 2.17%, 11/07/23 (a)(b)		1,685	1,691,526
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (a)		3,690	3,694,563
Series 2013-BA, Class A3, 0.85%, 5/15/18 (a)		3,225	3,236,152
Series 2013-BA, Class A4, 1.27%, 3/15/19 (a)		2,230	2,241,644
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		1,030	1,035,854
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		1,050	1,055,875
Series 2013-BA, Class D, 2.89%, 10/15/20 (a)		1,040	1,045,721
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		3,875	3,885,885

Asset-Backed Securities	Par (000)		Value
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)	USD	2,280	$2,281,580
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		2,050	2,049,512
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/17 (a)		776	777,103
Series 2012-1A, Class B, 2.26%, 10/16/17 (a)		707	707,544
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		1,500	1,508,057
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		3,750	3,868,177
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)		510	511,066
Series 2012-2A, Class C, 2.72%, 4/17/17 (a)		200	201,617
Ford Credit Auto Owner Trust, Series 2013-B, Class D, 1.82%, 11/15/19		2,580	2,605,488
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class C, 1.67%, 1/15/16 (b)		2,405	2,406,008
Series 2012-1, Class D, 2.27%, 1/15/16 (b)		3,890	3,891,941
Series 2012-2, Class C, 2.86%, 1/15/19		980	1,005,192
Series 2012-2, Class D, 3.50%, 1/15/19		1,725	1,789,020
Series 2012-4, Class D, 2.09%, 9/15/16		3,430	3,450,203
Series 2012-5, Class C, 2.14%, 9/15/19		2,085	2,084,516
GSAA Home Equity Trust:
Series 2005-11, Class 2A1, 0.44%, 10/25/35 (b)		3,524	3,214,024
Series 2006-5, Class 2A1, 0.23%, 3/25/36 (b)		1,085	632,618
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.47%, 10/28/24 (a)(b)		4,330	4,306,618
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)		2,865	2,883,909
Series 2012-T2, Class B2, 2.48%, 10/15/45 (a)		3,400	3,430,940
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)		10,230	10,192,149
Series 2013-T2, Class B2, 1.50%, 5/16/44 (a)		960	956,448
Series 2013-T2, Class C2, 1.84%, 5/16/44 (a)		1,050	1,047,585
Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)		14,375	14,064,500
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		4,690	4,687,186
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,420	2,484,096

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD            Australian Dollar

BBR            Australian Bank Bill Rate

BRL            Brazilian Real

CAD            Canadian Dollar

CDO           Collateralized Debt Obligation

CHF            Swiss Francs

CLO            Collateralized Loan Obligation

EBITDA       Earnings Before Interest, Taxes, Depreciations and Amortization

EUR            Euro

EURIBOR   Euro Interbank Offered Rate

FKA            Formerly Known As

GBP            British Pound

GO         General Obligation

INR        Indian Rupee

JPY        Japanese Yen

LIBOR    London Interbank Offered Rate

MXN      Mexican Peso

NOK      Norwegian Krone

NZD       New Zealand Dollar

OTC       Over-the-counter

PIK        Payment-in-kind

RB         Revenue Bonds

TBA       To-be-announced

USD       US Dollar

BLACKROCK FUNDS II	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)	USD	112	$112,537
ING Investment Management Co., Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		4,765	4,765,000
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)		9,416	10,504,926
JG Wentworth XXI LLC, Series 2010-2A, Class A, 4.07%, 1/15/48 (a)		1,410	1,481,984
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)		2,929	3,046,602
KKR Financial CLO Corp., Series 2007-AA, Class A, 0.99%, 10/15/17 (a)(b)		5,572	5,544,179
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.39%, 7/15/25 (a)(b)		3,985	3,906,239
Mountain View CLO Ltd., Series 2013-1A, Class A, 1.40%, 4/12/24 (a)(b)		7,500	7,406,250
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class BT1, 1.25%, 2/15/45 (a)		1,500	1,493,745
Nationstar Mortgage Advance Receivables Trust:
Series 2013-T1A, Class A1, 1.08%, 6/20/44 (a)		8,060	8,057,235
Series 2013-T2A, Class A2, 1.68%, 6/20/46 (a)		11,470	11,438,205
Nelnet Student Loan Trust, Series 2008-3, Class A4, 1.89%, 11/25/24 (b)		5,310	5,517,010
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.69%, 1/18/24 (a)(b)		3,895	3,885,263
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.39%, 7/17/25 (a)(b)		4,590	4,517,937
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.68%, 8/23/24 (a)(b)		4,495	4,454,545
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.75%, 10/30/23 (a)(b)		6,920	6,916,540
Series 2013-4A, Class A1, 1.47%, 7/22/25 (a)(b)		7,845	7,657,315
PFS Financing Corp., Series 2012-AA, Class A, 1.37%, 2/15/16 (a)(b)		5,360	5,363,516
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		3,417	3,425,578
Series 2013-1A, Class A3, 1.33%, 5/15/19 (a)		2,220	2,216,550
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		1,108	1,108,431
Series 2012-1, Class B, 2.72%, 5/16/16		2,110	2,133,421
Series 2012-1, Class C, 3.78%, 11/15/17		2,845	2,941,494
Series 2012-2, Class C, 3.20%, 2/15/18		1,525	1,567,322
Series 2012-3, Class B, 1.94%, 12/15/16		5,430	5,479,951
Series 2012-3, Class C, 3.01%, 4/16/18		7,400	7,615,421
Series 2012-4, Class C, 2.94%, 12/15/17		5,135	5,284,711
Series 2012-5, Class B, 1.56%, 8/15/18		4,130	4,157,997
Series 2012-5, Class C, 2.70%, 8/15/18		1,965	2,018,474
Series 2012-6, Class B, 1.33%, 5/15/17		3,280	3,289,328
Series 2012-6, Class C, 1.94%, 3/15/18		3,400	3,427,258
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		8,180	8,187,771
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		15,260	15,218,935
Series 2013-2, Class B, 1.33%, 3/15/18		7,870	7,889,659
Series 2013-3, Class B, 1.19%, 5/15/18		7,090	7,058,584

Asset-Backed Securities	Par (000)		Value
Series 2013-5, Class B, 1.55%, 10/15/18	USD	8,605	$8,591,043
Series 2013-5, Class C, 2.25%, 6/17/19		4,075	4,061,068
Series 2013-A, Class B, 1.89%, 10/15/19 (a)		4,920	4,951,882
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		1,905	1,953,785
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		1,240	1,278,304
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		7,799	7,807,184
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.41%, 7/15/36 (b)		8,390	8,274,411
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.79%, 12/16/30 (b)		3,669	3,576,228
Series 2003-B, Class A2, 0.64%, 3/15/22 (b)		3,840	3,756,458
Series 2004-B, Class A2, 0.44%, 6/15/21 (b)		6,182	6,109,236
Series 2005-B, Class A2, 0.42%, 3/15/23 (b)		5,439	5,319,517
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,280	1,335,030
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		4,030	4,329,022
Series 2012-A, Class A1, 1.57%, 8/15/25 (a)(b)		2,042	2,061,689
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		10,665	11,139,454
Series 2012-C, Class A1, 1.27%, 8/15/23 (a)(b)		5,553	5,584,082
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		10,105	10,449,732
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		11,730	11,965,233
Series 2012-E, Class A1, 0.92%, 10/16/23 (a)(b)		3,766	3,767,905
Series 2012-E, Class A2B, 1.92%, 6/15/45 (a)(b)		1,000	1,018,712
Series 2013-A, Class A1, 0.77%, 8/15/22 (a)(b)		1,830	1,826,883
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		14,945	14,495,873
Series 2013-A, Class A2B, 1.22%, 5/17/27 (a)(b)		10,060	9,922,087
Series 2013-B, Class A1, 0.82%, 7/15/22 (a)(b)		2,195	2,194,232
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		14,300	13,790,563
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.99%, 12/15/25 (a)(b)		7,080	7,020,719
Series 2008-5, Class A4, 1.94%, 7/25/23 (b)		10,785	11,274,262
Series 2013-6, Class A3, 0.82%, 6/26/28 (b)		6,765	6,765,162
Series 2013-C, Class A1, 1.02%, 2/15/22 (a)(b)		6,651	6,668,962
Series 2013-C, Class A2A, 3.13%, 10/15/31 (a)		5,250	5,305,330
Sound Point CLO Ltd., Series 2013-3A, Class A, 1.65%, 1/21/26 (a)(b)		1,505	1,505,000
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		975	956,364
Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (a)		3,951	4,042,253

2	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.75%, 7/17/24 (a)(b)	USD	12,420	$12,357,552
Series 2012-1A, Class A2, 2.64%, 7/17/24 (a)(b)		3,340	3,303,722
World Financial Network Credit Card Master Trust:
Series 2010-A, Class B, 6.75%, 4/15/19		3,525	3,787,775
Series 2012-C, Class A, 2.23%, 8/15/22		8,270	8,195,868
Series 2012-D, Class A, 2.15%, 4/17/23		10,105	9,833,731
Total Asset-Backed Securities — 21.4%			556,975,097

Corporate Bonds
Beverages — 0.0%
PepsiCo, Inc., 3.60%, 8/13/42		1,000	823,107
Biotechnology — 0.2%
Amgen, Inc.:
5.15%, 11/15/41		1,595	1,589,076
5.65%, 6/15/42		2,770	2,933,530

			4,522,606
Capital Markets — 1.5%
The Bank of New York Mellon Corp., 2.10%, 1/15/19		5,290	5,243,448
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		2,080	2,182,918
5.75%, 1/24/22		7,024	7,906,832
3.63%, 1/22/23		3,770	3,650,691
1.84%, 11/29/23 (b)		5,420	5,503,869
Morgan Stanley:
3.45%, 11/02/15		6,825	7,104,183
3.80%, 4/29/16		2,235	2,364,250
5.00%, 11/24/25		5,785	5,802,297

			39,758,488
Chemicals — 0.7%
LYB International Finance BV, 5.25%, 7/15/43		37	37,194
LyondellBasell Industries NV, 5.00%, 4/15/19		15,321	17,015,824

			17,053,018
Commercial Banks — 1.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.75%, 12/01/43		931	986,940
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		14,280	14,512,050
US Bancorp, 1.95%, 11/15/18		5,107	5,079,611
Wells Fargo & Co.:
1.50%, 7/01/15		2,080	2,109,249
2.15%, 1/15/19		1,923	1,916,977
5.38%, 11/02/43		1,720	1,761,290

			26,366,117
Consumer Finance — 0.1%
Discover Bank, 7.00%, 4/15/20		427	496,595
Discover Financial Services, 3.85%, 11/21/22		2,315	2,195,014

			2,691,609
Containers & Packaging — 0.1%
Rock Tenn Co., 4.00%, 3/01/23		1,385	1,322,801
Diversified Financial Services — 3.0%
Bank of America Corp.:
3.70%, 9/01/15		8,325	8,702,214
2.60%, 1/15/19		3,395	3,409,986
3.30%, 1/11/23		12,545	11,870,920

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
4.10%, 7/24/23	USD	14,800	$14,862,796
BP Capital Markets PLC, 2.75%, 5/10/23		4,400	4,017,622
Citigroup, Inc.:
4.45%, 1/10/17		1,850	2,005,028
3.38%, 3/01/23		3,105	2,951,349
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		8,901	9,914,904
4.38%, 8/06/23		1,466	1,473,856
General Electric Capital Corp., 5.30%, 2/11/21		2,665	2,981,122
JPMorgan Chase & Co.:
4.75%, 3/01/15		4,165	4,357,510
3.25%, 9/23/22		2,518	2,413,052
3.20%, 1/25/23		1,435	1,360,417
Novus USA Trust, Series 2013-1, 1.54%, 2/28/14 (a)(b)		6,320	6,327,877
Osprey Trust/Osprey I, Inc., 7.80%, 1/15/49 (a)(b)(c)(d)		2,375	—

			76,648,653
Diversified Telecommunication Services — 2.2%
AT&T Inc., 2.35%, 11/27/18		2,654	2,656,277
Verizon Communications, Inc.:
3.65%, 9/14/18		12,005	12,708,061
4.50%, 9/15/20		2,270	2,430,185
5.15%, 9/15/23		5,462	5,864,506
3.85%, 11/01/42		16,943	13,839,110
6.55%, 9/15/43		16,392	19,177,968

			56,676,107
Electric Utilities — 0.8%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,191	1,506,429
5.95%, 12/15/36		1,270	1,293,162
Duke Energy Carolinas LLC, 4.25%, 12/15/41		3,240	3,016,829
Florida Power & Light Co., 5.69%, 3/01/40		400	458,254
Florida Power Corp., 5.90%, 3/01/33		780	873,557
Georgia Power Co., 3.00%, 4/15/16		4,115	4,289,406
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,500	2,952,265
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		875	1,016,347
PacifiCorp, 6.25%, 10/15/37		4,200	5,007,534

			20,413,783
Energy Equipment & Services — 1.2%
Transocean, Inc.:
5.05%, 12/15/16		5,155	5,694,579
2.50%, 10/15/17		7,840	7,923,057
6.00%, 3/15/18		10,958	12,288,805
6.50%, 11/15/20		3,415	3,899,725
6.80%, 3/15/38		1,710	1,903,252

			31,709,418
Food & Staples Retailing — 0.1%
CVS Caremark Corp., 5.30%, 12/05/43		637	658,762
Wal-Mart Stores, Inc., 4.00%, 4/11/43		2,778	2,472,373

			3,131,135
Food Products — 0.2%
WM Wrigley Jr. Co., 2.90%, 10/21/19 (a)		4,588	4,550,071
Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp., 2.65%, 10/01/18		6,381	6,424,410
Edwards Lifesciences Corp., 2.88%, 10/15/18		4,986	4,956,902

			11,381,312

BLACKROCK FUNDS II	DECEMBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services — 0.5%
Coventry Health Care, Inc., 5.45%, 6/15/21	USD	3,659	$4,071,095
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,380	1,362,972
WellPoint, Inc.:
1.88%, 1/15/18		4,225	4,177,726
2.30%, 7/15/18		2,987	2,963,295

			12,575,088
Hotels, Restaurants & Leisure — 0.0%
Carnival Corp., 3.95%, 10/15/20		797	797,615
Independent Power Producers & Energy Traders — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18		7,350	7,699,125
Insurance — 1.9%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	1,700	2,622,640
American International Group, Inc.:
3.80%, 3/22/17	USD	7,542	8,054,094
5.45%, 5/18/17		3,790	4,236,159
3.38%, 8/15/20		5,245	5,275,505
4.13%, 2/15/24		2,956	2,938,864
Manulife Financial Corp., 3.40%, 9/17/15		3,650	3,799,391
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		3,625	3,700,128
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	600	954,707
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	3,750	3,996,157
7.38%, 6/15/19		2,760	3,388,416
5.38%, 6/21/20		3,470	3,921,492
4.50%, 11/15/20		4,840	5,192,313
XLIT Ltd.:
2.30%, 12/15/18		1,326	1,302,383
5.25%, 12/15/43		603	607,039

			49,989,288
IT Services — 0.2%
International Business Machines Corp., 3.38%, 8/01/23		4,595	4,476,927
Life Sciences Tools & Services — 0.4%
Life Technologies Corp., 6.00%, 3/01/20		4,225	4,854,614
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19		4,598	4,555,197
5.30%, 2/01/44		350	353,911

			9,763,722
Media — 2.0%
CBS Corp.:
4.63%, 5/15/18		1,635	1,772,471
8.88%, 5/15/19		3,650	4,666,635
5.75%, 4/15/20		1,305	1,464,894
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,050	2,839,406
Comcast Corp.:
5.88%, 2/15/18		4,079	4,678,589
4.65%, 7/15/42		6,644	6,182,933
COX Communications, Inc.:
8.38%, 3/01/39 (a)		8,375	10,156,982
4.70%, 12/15/42 (a)		208	174,684
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.00%, 3/01/21		3,650	3,834,358
3.80%, 3/15/22		2,190	2,103,793
5.15%, 3/15/42		3,155	2,833,512
NBCUniversal Media LLC:
5.15%, 4/30/20		4,514	5,045,505
4.45%, 1/15/43		2,990	2,678,514

Corporate Bonds	Par (000)		Value
Media (concluded)
News America, Inc., 7.63%, 11/30/28	USD	850	$1,054,291
TCI Communications, Inc., 7.88%, 2/15/26		2,540	3,290,522

			52,777,089
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23		4,370	4,388,957
5.00%, 9/30/43		1,714	1,742,694

			6,131,651
Multi-Utilities — 0.2%
Dominion Gas Holdings LLC, 4.80%, 11/01/43 (a)		349	337,429
Dominion Resources, Inc., 1.95%, 8/15/16		5,432	5,521,883

			5,859,312
Oil, Gas & Consumable Fuels — 2.7%
Apache Corp.:
4.75%, 4/15/43		1,065	1,032,992
4.25%, 1/15/44		1,935	1,739,697
Energy Transfer Partners LP, 4.15%, 10/01/20		7,520	7,629,649
Enterprise Products Operating LLC, 4.45%, 2/15/43		2,180	1,925,629
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		6,285	6,080,555
Murphy Oil Corp.:
2.50%, 12/01/17		4,907	4,936,839
3.70%, 12/01/22		2,614	2,415,349
Noble Energy, Inc.:
8.25%, 3/01/19		2,250	2,796,629
4.15%, 12/15/21		2,430	2,498,645
6.00%, 3/01/41		2,740	2,929,816
5.25%, 11/15/43		2,830	2,827,688
Noble Holding International Ltd., 5.25%, 3/15/42		1,115	1,069,822
Schlumberger Investment SA, 3.65%, 12/01/23		1,692	1,677,268
Shell International Finance BV:
2.00%, 11/15/18		4,664	4,660,446
4.55%, 8/12/43		4,522	4,410,501
Total Capital International SA, 3.70%, 1/15/24		4,580	4,528,585
TransCanada PipeLines Ltd., 3.75%, 10/16/23		2,155	2,100,388
Western Gas Partners LP:
5.38%, 6/01/21		4,631	4,961,186
4.00%, 7/01/22		2,493	2,379,372
The Williams Cos., Inc.:
7.88%, 9/01/21		1,715	1,977,585
3.70%, 1/15/23		7,055	6,157,660

			70,736,301
Paper & Forest Products — 0.5%
International Paper Co., 4.75%, 2/15/22		12,199	12,789,688
Pharmaceuticals — 0.4%
AbbVie, Inc., 4.40%, 11/06/42		3,120	2,909,943
Actavis, Inc., 4.63%, 10/01/42		3,120	2,838,576
Bristol-Myers Squibb Co., 4.50%, 3/01/44		3,735	3,577,536
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,750	1,716,435

			11,042,490
Real Estate Investment Trusts (REITs) — 0.0%
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		1,149	1,098,675

4	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23	USD	1,598	$1,488,155
Software — 0.0%
Oracle Corp., 3.63%, 7/15/23		240	238,072
Tobacco — 0.3%
Altria Group, Inc., 4.00%, 1/31/24		1,862	1,819,945
Philip Morris International, Inc.:
1.88%, 1/15/19		4,020	3,928,557
4.88%, 11/15/43		1,317	1,304,660

			7,053,162
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 2.38%, 9/08/16		7,285	7,497,503
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		3,347	3,133,137

			10,630,640
Total Corporate Bonds — 21.6%			562,195,225

Foreign Agency Obligations
Nexen Energy ULC, 5.88%, 3/10/35		220	234,953
Petrobras International Finance Co., 3.88%, 1/27/16		14,340	14,762,485
Statoil ASA, 2.90%, 11/08/20		5,305	5,270,289
Total Foreign Agency Obligations — 0.8%			20,267,727

Foreign Government Obligations
Italy — 0.2%
Buoni Poliennali Del Tesoro, 2.55%, 10/22/16	EUR	4,915	6,909,513
Mexico — 0.3%
United Mexican States:
4.00%, 10/02/23	USD	6,650	6,583,500
7.50%, 4/08/33		640	808,000

			7,391,500
Spain — 0.3%
Kingdom of Spain, 4.40%, 10/31/23	EUR	5,010	7,017,033
Total Foreign Government Obligations — 0.8%			21,318,046

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.3%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.79%, 10/25/34 (b)	USD	354	349,477
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.70%, 2/25/35 (b)		887	831,404
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		6,180	6,134,169
Series 2011-4R, Class 5A1, 2.56%, 5/27/36 (a)(b)		8,172	7,504,192
Series 2011-4R, Class 6A1, 2.62%, 5/27/36 (a)(b)		1,576	1,551,757
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (b)		1,562	1,392,513
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.43%, 10/25/35 (b)		6,452	5,612,960

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Series 2006-2, Class A1, 0.34%, 12/25/36 (b)	USD	1,238	$1,049,866
MortgageIT Trust, Series 2004-1, Class A1, 0.94%, 11/25/34 (b)		1,980	1,876,484
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.38%, 2/25/46 (b)		3,897	1,874,354
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 1.83%, 11/25/34 (b)		5,539	5,475,822

			33,652,998
Commercial Mortgage-Backed Securities — 10.6%
BAMLL Commercial Mortgage Securities Trust, Series 2012-CLRN, Class A, 1.32%, 8/15/29 (a)(b)		2,484	2,485,590
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		514	536,881
Series 2007-3, Class A1A, 5.65%, 6/10/49 (b)		7,239	7,883,120
Series 2007-3, Class A4, 5.65%, 6/10/49 (b)		1,565	1,729,374
Series 2007-3, Class AM, 5.65%, 6/10/49 (b)		3,840	4,227,087
Series 2007-4, Class A3, 5.81%, 2/10/51 (b)		3,482	3,549,755
BB-UBS Trust, Series 2012-TFT, Class A, 2.89%, 6/05/30 (a)		4,480	4,220,160
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		990	1,057,080
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		6,328	6,916,405
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		4,383	4,799,706
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		4,371	4,836,014
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		540	601,547
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 12/10/49 (b)		3,730	4,140,505
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		4,316	4,714,306
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,050	2,210,927
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,460	3,202,607
Series 2013-FL3, Class A, 1.68%, 10/13/16 (a)(b)		5,180	5,197,638
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		4,440	4,220,846
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		3,830	3,946,398
Credit Suisse Mortgage Capital Certificates:
Series 2007-C4, Class A3, 5.95%, 9/15/39 (b)		5,045	5,087,196
Series 2008-C1, Class A2, 6.23%, 2/15/41 (b)		3,473	3,490,112
Series 2010-RR2, Class 2A, 5.76%, 9/15/39 (a)(b)		10,710	11,772,893
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.92%, 6/17/49 (a)(b)		2,750	2,997,371

BLACKROCK FUNDS II	DECEMBER 31, 2013	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)	USD	7,080	$7,079,939
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		3,339	3,344,033
Extended Stay America Trust:
Series 2013-ESFL, Class CFL, 1.67%, 12/05/31 (a)(b)		6,000	6,000,000
Series 2013-ESH5, Class C5, 2.67%, 12/05/31 (a)		2,460	2,403,258
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,485	3,381,827
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		8,363	8,358,381
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A4, 5.74%, 12/10/49		1,800	2,010,173
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		2,520	2,761,235
Series 2007-GG9, Class A2, 5.38%, 3/10/39		10,219	10,449,709
GS Mortgage Securities Corp. Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)		3,672	3,610,362
Series 2012-SHOP, Class C, 3.63%, 6/05/31 (a)		830	832,445
GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.59%, 11/10/39		1,470	1,611,241
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		1,925	1,926,571
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		2,803	2,810,700
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		2,390	2,566,272
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		2,445	2,583,121
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (b)		9,006	9,874,066
Series 2007-CB18, Class A3, 5.45%, 6/12/47		197	199,488
Series 2007-CB20, Class AM, 6.08%, 2/12/51 (b)		4,748	5,371,951
Series 2007-LD11, Class A2, 5.79%, 6/15/49 (b)		5,219	5,258,959
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)		8,286	9,300,246
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		6,506	7,169,514
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		3,262	3,495,481
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.88%, 7/15/44 (b)		3,345	3,713,254
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		2,760	2,857,434
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		6,282	6,967,500
Series 2007-C7, Class AM, 6.16%, 9/15/45 (b)		1,815	2,074,536
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (b)		3,765	3,959,662
Series 2007-C1, Class A1A, 5.86%, 6/12/50 (b)		2,392	2,560,851

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	USD	1,540	$1,711,097
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (b)		2,080	2,106,691
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		8,890	9,738,583
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,350	2,554,438
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		3,300	3,602,575
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (b)		5,375	5,782,269
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		1,694	1,715,521
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		2,195	2,194,949
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		2,420	2,371,600
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		4,395	4,430,602
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 2/16/51 (a)(b)		4,796	5,240,131
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 4/15/25 (a)		29	28,629
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class B, 5.41%, 7/15/42 (b)		6,610	6,840,398
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		3,791	3,767,942
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 3/15/45		5,200	4,928,232

			275,369,384
Interest Only Commercial Mortgage-Backed Securities — 1.6%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		65,905	3,689,823
Citigroup Commercial Mortgage Trust:
Series 2013-GC15, Class XA, 1.31%, 9/10/46 (b)		13,439	998,134
Series 2013-SMP, Class XA, 0.80%, 1/20/30		87,924	2,459,933
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.23%, 5/15/45 (b)		21,608	2,585,377
Series 2013-CR6, Class XA, 1.56%, 3/10/46 (b)		49,394	3,800,242
Series 2013-LC6, Class XA, 1.80%, 1/10/46 (b)		55,198	5,294,517
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.14%, 6/20/29 (a)(b)		3,248	16,161
Series 1997-C2, Class AX, 0.28%, 1/17/35 (b)		789	241
GS Mortgage Securities Corp. II:
Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		37,206	1,344,112
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		43,080	1,983,976
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class XA, 2.01%, 6/15/45 (b)		20,060	1,971,926

6	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2013-LC11, Class XA, 1.59%, 4/15/46 (b)	USD	22,837	$2,179,655
Series 2013-LC11, Class XB, 0.59%, 4/15/46 (b)		4,040	179,978
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.75%, 2/15/46 (b)		18,754	1,840,859
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.67%, 3/15/45 (a)(b)		39,123	4,832,010
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.76%, 5/25/36 (a)(b)		5,389	80,379
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.83%, 12/15/45 (a)(b)		32,820	3,523,516
Series 2013-C12, Class XA, 1.52%, 3/15/48 (a)(b)		51,731	4,649,595
Series 2013-C15, Class XA, 0.72%, 8/15/46 (b)		34,749	1,467,098

			42,897,532
Total Non-Agency Mortgage-Backed Securities — 13.5%			351,919,914

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.25% (b)(e)		710	536,405
Insurance — 0.5%
American International Group, Inc., 8.18%, 5/15/68 (b)		2,305	2,789,050
MetLife Capital Trust IV, 7.88% (a)(e)		1,534	1,760,265
Prudential Financial, Inc., 5.88% (b)(e)		891	905,479
XL Group PLC, 6.50% (b)(e)		6,335	6,232,056

			11,686,850
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(e)		3,200	3,168,000
Total Capital Trusts — 0.6%			15,391,255

Trust Preferreds	Shares
Diversified Financial Services — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40		133,685	3,642,916
Total Preferred Securities — 0.8%			19,034,171

Project Loans	Par (000)
Federal Housing Authority:
USGI Project, Series 56, 7.46%, 1/01/23	USD	31	30,212
USGI Project, Series 87, 7.43%, 10/01/22		57	55,368
Total Project Loans — 0.0%			85,580

Taxable Municipal Bonds	Par (000)		Value
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	4,120	$4,330,656
5.50%, 6/15/43		4,935	5,226,807
Total Taxable Municipal Bonds — 0.4%			9,557,463

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.1%
Fannie Mae, 6.63%, 11/15/30		1,500	1,951,167
Federal Farm Credit Bank, 2.63%, 4/17/14		14,000	14,101,808
Freddie Mac:
3.75%, 3/27/19		10,765	11,733,516
5.50%, 8/23/17		3,500	4,027,765
FREMF Mortgage Trust:
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)(b)		675	652,412
Series 2012-K711, Class B, 3.68%, 8/25/45 (b)		3,495	3,399,356
Series 2013-K712, Class B, 3.37%, 12/25/19 (a)		7,930	7,570,010
Resolution Funding Corp. Interest Strip:
0.00%, 7/15/18 (f)		4,575	4,201,300
0.00%, 10/15/18 (f)		4,575	4,187,767
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16		146	150,567
Series 1996-20H, 7.25%, 8/01/16		107	111,486
Series 1996-20J, 7.20%, 10/01/16		84	87,700
Series 1996-20K, 6.95%, 11/01/16		245	257,163
Series 1997-20B, Class 1, 7.10%, 2/01/17		336	354,396
Series 1997-20F, Class 1, 7.20%, 6/01/17		59	63,198
Series 1997-20G, Class 1, 6.85%, 7/01/17		500	525,228

			53,374,839
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		410	420,215
Series 2004-88, Class HA, 6.50%, 7/25/34		470	491,725
Series 2005-29, Class AT, 4.50%, 4/25/35		206	215,923
Series 2005-29, Class WB, 4.75%, 4/25/35		982	1,053,740
Series 2005-48, Class AR, 5.50%, 2/25/35		1,103	1,190,652
Series 2005-62, Class CQ, 4.75%, 7/25/35		1,054	1,120,128
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		1,505	1,684,780
Series 2594, Class TV, 5.50%, 3/15/14		193	193,630
Series 2996, Class MK, 5.50%, 6/15/35		39	42,497

			6,413,290
Commercial Mortgage-Backed Securities — 1.4%
Fannie Mae, Series 2006-M2, Class A2A,5.27%, 10/25/32 (b)		17,333	18,678,122

BLACKROCK FUNDS II	DECEMBER 31, 2013	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Freddie Mac:
Series K027, Class A2, 2.64%, 1/25/23	USD	6,440	$6,048,004
Series K031, Class A2, 3.30%, 4/25/23 (b)		6,765	6,661,516
Series K033, Class A2, 3.06%, 7/25/23		4,775	4,598,750

			35,986,392
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-52, Class EI, 4.00%, 3/25/43		2,961	390,128
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae:
Series 2013-M4, Class X1, 3.95%, 2/25/18 (b)		51,782	6,876,941
Series 2013-M5, Class X2, 2.40%, 1/25/21		11,707	1,500,213
Freddie Mac:
Series K019, Class X1, 1.74%, 3/25/22 (b)		9,760	1,058,353
Series K021, Class X1, 1.51%, 6/25/22 (b)		12,763	1,252,803
Series K025, Class X1, 0.90%, 10/25/22		39,281	2,394,339
Series K027, Class X1, 0.84%, 1/25/23 (b)		69,652	4,014,197
Series K707, Class X1, 1.56%, 1/25/47 (b)		21,601	1,423,456
Series K710, Class X1, 1.78%, 5/25/19 (b)		16,414	1,321,011
Ginnie Mae, Series 2012-120, Class IO,1.02%, 2/16/53 (b)		21,537	1,581,733

			21,423,046
Mortgage-Backed Securities — 48.7%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		4,879	4,994,706
2.50%, 9/01/27-1/01/29 (g)		47,072	46,633,481
2.67%, 12/01/34 (b)		830	884,915
3.00%, 1/01/29-6/01/43 (b)(g)		110,086	106,244,221
3.13%, 3/01/41 (b)		1,389	1,457,742
3.22%, 12/01/40 (b)		2,635	2,759,271
3.36%, 6/01/41 (b)		5,947	6,230,953
3.50%, 7/01/28-1/01/44 (b)(g)		89,410	89,659,262
4.00%, 1/01/25-1/01/44 (g)		171,810	177,598,184
4.50%, 2/01/25-1/01/44 (g)		101,321	107,507,726
4.76%, 8/01/38 (b)		559	591,333
5.00%, 11/01/32-1/01/42		45,147	49,141,695
5.50%, 1/01/14-1/01/44 (g)		26,687	29,377,352
6.00%, 5/01/16-1/01/44 (g)		43,951	48,920,919
6.50%, 5/01/40		9,755	10,837,514
7.00%, 12/01/15-6/01/32		108	115,304
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/29-1/01/44 (g)		61,141	58,767,371
3.03%, 2/01/41 (b)		2,142	2,262,744
3.50%, 1/01/29-1/01/44 (g)		42,463	42,626,206
4.00%, 1/01/29-1/01/44 (g)		88,200	90,765,982
4.50%, 9/01/43-1/01/44 (g)		64,346	68,045,075
5.00%, 7/01/35-1/01/44 (g)		20,168	21,790,356
5.22%, 11/01/38 (b)		122	128,750
5.50%, 3/01/14-1/01/44 (g)		18,321	19,955,709
6.00%, 4/01/14-12/01/32		1,011	1,056,388
6.50%, 7/01/17		22	22,940
8.00%, 11/01/22-10/01/25		5	5,428
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/44 (g)		41,300	39,898,680
3.50%, 2/15/42-1/15/44 (g)		54,853	55,374,451
4.00%, 12/15/41-11/20/43		73,231	76,326,308

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
4.50%, 5/20/41-1/15/44 (g)	USD	62,378	$66,945,998
5.00%, 12/15/38-1/15/44 (g)		36,038	39,212,360
5.50%, 3/15/32-11/15/33		16	17,837
6.00%, 12/15/36		311	347,500
7.50%, 11/15/29 (h)		0	492
9.00%, 7/15/18		1	534
9.50%, 11/15/16		5	4,766

			1,266,510,453
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.00%, 3/25/19 (f)		20	19,688
Total U.S. Government Sponsored Agency Securities — 53.2%			1,384,117,836

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.75%, 11/15/43 (i)		161,342	155,947,046
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		11,050	8,882,247
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23		5,894	5,566,356
0.38%, 7/15/23		37,325	35,995,697
U.S. Treasury Notes:
0.25%, 11/30/15 (i)		221,070	220,629,629
0.63%, 12/15/16 (i)		163,930	163,264,116
1.25%, 11/30/18 (i)		123,266	120,627,368
2.00%, 11/30/20 (i)		168,430	163,956,162
2.75%, 11/15/23 (i)		33,794	33,060,028
Total U.S. Treasury Obligations — 34.9%			907,928,649
Total Long-Term Investments
(Cost — $3,847,050,004) — 147.4%			3,833,399,708

Options Purchased
(Cost — $2,337,438) — 0.1%			4,019,914
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $3,849,387,442*) — 147.5%			3,837,419,622

TBA Sale Commitments (g)
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/29		100	(98,969)
3.00%, 1/01/44		42,600	(40,440,048)
3.50%, 1/01/44		19,000	(18,873,829)
4.00%, 1/01/29-1/01/44		107,500	(111,147,610)
4.50%, 1/01/28-1/01/44		80,400	(85,069,733)
5.00%, 1/01/44		40,100	(43,549,226)
6.00%, 1/01/44		17,600	(19,512,905)
Freddie Mac Mortgage-Backed Securities:
3.50%, 1/01/44		9,000	(8,929,687)
4.00%, 1/01/44		38,700	(39,743,085)
4.50%, 1/01/44		24,100	(25,499,870)
5.50%, 1/01/44		2,700	(2,948,906)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/44		10,800	(10,884,797)
4.00%, 1/15/44		36,300	(37,740,201)
4.50%, 1/15/44		15,200	(16,238,687)

8	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (g)	Par (000)		Value
5.00%, 1/15/44	USD	1,000	$(1,083,555)
Total TBA Sale Commitments (Proceeds — $462,307,695) — (17.7)%			(461,761,108)

Options Written	Value
(Premiums Received — $ 976,157) — (0.1)%	$(1,627,625)
Total Investments Net of TBA Sale Commitments and Options Written — 129.7%	3,374,030,889
Liabilities in Excess of Other Assets — (29.7)%	(772,960,576)

Net Assets — 100.0%	$2,601,070,313

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,852,660,133

Gross unrealized appreciation	$52,412,639
Gross unrealized depreciation	(67,653,150)

Net unrealized depreciation	$(15,240,511)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Zero-coupon bond.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$(29,854,129)	$20,886
Credit Suisse Securities (USA) LLC	$(15,455,372)	$(125,982)
Deutsche Bank Securities, Inc.	$(40,759,219)	$64,280
Goldman Sachs & Co.	$75,159,692	$(442,167)
J.P. Morgan Securities LLC	$110,121,094	$(668,543)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$27,836,266	$(55,664)
Morgan Stanley & Co. LLC	$(3,268,125)	$185,516
Nomura Securities International, Inc.	$(18,263,273)	$69,696
RBS Securities, Inc.	$(16,572,938)	$93,707
Wells Fargo Securities LLC	$(2,072,883)	$410

(h)	Par is less than $500.

(i)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

•

Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$743

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.01%	11/26/13	Open	$18,081,281	$18,081,467
Bank of Montreal	0.01%	12/05/13	Open	97,750,000	97,750,760
BNP Paribas Securities Corp.	0.01%	12/05/13	Open	38,950,000	38,950,303
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.01)%	12/11/13	Open	98,875,000	98,874,396

BLACKROCK FUNDS II	DECEMBER 31, 2013	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows: (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.01)%	12/12/13	Open	$34,475,000	$34,474,799
BNP Paribas Securities Corp.	(0.38)%	12/31/13	1/02/14	220,793,663	220,789,002
Credit Suisse Securities (USA) LLC	(0.15)%	12/31/13	1/02/14	33,202,605	33,202,328
Deutsche Bank Securities, Inc.	(0.46)%	12/31/13	1/02/14	163,315,262	163,311,088
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.07)%	12/31/13	1/02/14	47,040,000	47,039,817
Total				$752,482,811	$752,473,960

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
569	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2014	USD	73,009,813	$(1,398,669)
(508)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	USD	111,664,750	201,920
(2,041)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	USD	243,516,812	1,710,191
(2,009)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	247,201,172	5,123,226
(348)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2014	USD	47,415,000	727,668
(172)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	42,516,250	75,858
Total						$6,440,194

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9,910,000	USD	13,628,524	BNP Paribas S.A.	1/22/14	$4,506
USD	19,662,796	EUR	14,561,000	Barclays Bank PLC	1/22/14	(368,542)
AUD	28,930,000	USD	25,610,283	UBS AG	3/19/14	89,871
INR	408,399,040	USD	6,440,000	BNP Paribas S.A.	3/19/14	41,495
INR	1,661,321,082	USD	26,430,000	UBS AG	3/19/14	(64,010)
MXN	71,372,325	USD	5,505,000	Deutsche Bank AG	3/19/14	(72,559)
MXN	223,851,155	USD	17,085,000	Royal Bank of Canada	3/19/14	(46,770)
PLN	9,980,514	EUR	2,375,000	Citibank N.A.	3/19/14	20,591
USD	4,639,343	AUD	5,231,000	Bank of America N.A.	3/19/14	(7,650)
USD	6,078,000	JPY	622,599,930	Barclays Bank PLC	3/19/14	163,584
Total						$(239,484)

•	Exchange-traded options purchased as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 2-Year Mid-Curve	Put	USD	98.75	3/14/14	1,311	$884,925

•	OTC options purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
AUD Currency	Deutsche Bank AG	Put	USD	0.93	1/17/14	AUD	30,100	$1,193,975
AUD Currency	Deutsche Bank AG	Put	USD	0.89	2/07/14	AUD	90,175	1,158,527
Total								$2,352,502

10	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	OTC interest rate swaptions purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Bank PLC	Call	4.50%	Receive	6-month Australian BBR	2/26/14	AUD	40,130	$228,242
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	6-month JPY LIBOR	6/05/14	JPY	2,768,000	216,202
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	6-month JPY LIBOR	6/06/14	JPY	1,380,000	108,340
10-Year Interest Rate Swap	Bank of America N.A.	Put	1.10%	Pay	6-month JPY LIBOR	6/09/14	JPY	2,882,000	229,703
Total									$782,487

•	Exchange-traded options written as of December 31, 2013 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Euro Dollar 2-Year Mid-Curve	Put	USD	98.25	3/14/14	1,311	$(213,038)

•	OTC options written as of December 31, 2013 were as follows:

Description	Counterparty		Put/ Call		Strike Price		Expiration Date	Notional Amount (000)		Market Value
AUD Currency	Deutsche Bank AG	Put		USD		0.93	1/17/14	AUD	30,100	$(1,193,975)

•	OTC interest rate swaptions written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	6-month JPY LIBOR	6/05/14	JPY	2,768,000	$(85,642)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	6-month JPY LIBOR	6/06/14	JPY	1,380,000	(42,684)
10-Year Interest Rate Swap	Bank of America N.A.	Put	1.40%	Receive	6-month JPY LIBOR	6/09/14	JPY	2,882,000	(92,286)
Total									$(220,612)

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
0.65%[1]	3-month LIBOR	Chicago Mercantile	11/26/16	USD	2,530	$12,542
0.82%[1]	6-month LIBOR	Chicago Mercantile	11/25/23	JPY	1,356,895	118,614
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	11/28/23	JPY	1,480,250	167,129
Total						$298,285

[1] Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps — buy protection outstanding as of December 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
CMBX.NA Series 6 AAA	0.50%	Credit Suisse International	5/11/63	USD	952	$24,019	$31,827	$(7,808)
CMBX.NA Series 6 AAA	0.50%	Morgan Stanley Capital Services LLC	5/11/63	USD	2,875	72,537	107,319	(34,782)
Total						$96,556	$139,146	$(42,590)

BLACKROCK FUNDS II	DECEMBER 31, 2013	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	OTC credit default swaps — sold protection outstanding as of December 31, 2013 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation
Goldman Sachs Group, Inc.	1.00%	Deutsche Bank AG	12/20/18	A-	USD	9,830	$55,647	$(83,831)	$139,478
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	3,790	(93,197)	(532,461)	439,264
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	400	(23,652)	(39,064)	15,412
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(295,639)	(469,204)	173,565
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,000	(59,127)	(98,894)	39,767
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	1,820	(124,584)	(268,058)	143,474
Total							$(540,552)	$(1,491,512)	$950,960

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC Interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Unrealized Depreciation
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	$(451,108)	$(451,108)

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$468,742,996	$88,232,101	$556,975,097
Corporate Bonds	—	562,195,225	—	562,195,225
Foreign Agency Obligations	—	20,267,727	—	20,267,727
Foreign Government Obligations	—	21,318,046	—	21,318,046
Non-Agency Mortgage-Backed Securities	—	347,353,365	4,566,549	351,919,914
Preferred Securities	$3,642,916	15,391,255	—	19,034,171
Project Loans	—	—	85,580	85,580
Taxable Municipal Bonds	—	9,557,463	—	9,557,463
U.S. Government Sponsored Agency Securities	—	1,384,117,836	—	1,384,117,836
U.S. Treasury Obligations	—	907,928,649	—	907,928,649

12	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Options Purchased:
Foreign Currency Exchange Contracts	—	$2,352,502	—	$2,352,502
Interest Rate Contracts	$884,925	782,487	—	1,667,412
Liabilities:
Investments:
TBA Sale Commitments	—	(461,761,108)	—	(461,761,108)
Total	$4,527,841	$3,278,246,443	$92,884,230	$3,375,658,514

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$950,960	—	$950,960
Foreign currency exchange contracts	—	320,047	—	320,047
Interest rate contracts	$7,838,863	298,285	—	8,137,148
Liabilities:
Credit contracts	—	(42,590)	—	(42,590)
Foreign currency exchange contracts	—	(1,753,506)	—	(1,753,506)
Interest rate contracts	(1,611,707)	(671,720)	—	(2,283,427)
Total	$6,227,156	$(898,524)	—	$5,328,632

[1]    Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$773,288	—	—	$773,288
Foreign currency at value	274,298	—	—	274,298
Cash pledged for financial futures contracts	5,940,000	—	—	5,940,000
Cash pledged as collateral for OTC derivatives	1,210,000	—	—	1,210,000
Cash pledged for centrally cleared swaps	315,000	—	—	315,000
Liabilities:
Reverse repurchase agreements	—	$(752,473,960)	—	(752,473,960)
Cash received as collateral for OTC derivatives	—	(230,000)	—	(230,000)
Total	$8,512,586	$(752,703,960)	—	$(744,191,374)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Opening Balance, as of September 30, 2013	$134,385,224	$6,310,520	$10,315,901	$87,365	$151,099,010
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[2]	(47,987,473)	(6,310,520)	(5,241,247)	—	(59,539,240)
Accrued discounts/premiums	5,342	—	1,203	(89)	6,456
Net realized gain (loss)	13,287	—	1,058	131	14,476
Net change in unrealized appreciation/depreciation[3]	(125,778)	—	58,713	22,252	(44,813)
Purchases	18,511,114	—	—	—	18,511,114
Sales	(16,569,615)	—	(569,079)	(24,079)	(17,162,773)
Closing Balance, as of December 31, 2013	$88,232,101	—	$4,566,549	$85,580	$92,884,230

[2]

As of September 30, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $59,539,240 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $(47,401).

BLACKROCK FUNDS II	DECEMBER 31, 2013	13

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

14	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations — 2.9%
Fannie Mae:
Series 1996-48, Class Z, 7.00%, 11/25/26	$766		$863,917
Series 2003-9, Class EA, 4.50%, 10/25/17	346		347,473
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32	2,577		2,727,072
Series 2009-31, Class PT, 4.44%, 5/20/39 (a)	1,030		1,117,937
Series 2009-122, Class PY, 6.00%, 12/20/39	3,135		3,464,535
Series 2011-71, Class GF, 0.37%, 8/16/31 (a)	15,318		15,361,425

			23,882,359
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2013-52, Class EI, 4.00%, 3/25/43	2,513		331,018
Mortgage-Backed Securities — 162.5%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/29-6/01/43 (b)	60,854		58,229,661
3.28%, 2/01/41	118		114,898
3.40%, 4/01/41	190		186,270
3.50%, 1/01/41-1/01/44 (b)	105,607		104,948,231
4.00%, 7/01/43-1/01/44 (b)	34,556		35,605,777
4.49%, 7/01/37	113		119,242
5.00%, 1/01/21-7/01/35	6,589		7,156,775
5.50%, 12/01/32-1/01/44 (b)	887		976,962
6.00%, 1/01/44(b)	39,100		43,367,397
6.50%, 9/01/28-8/01/35	6,382		7,183,473
8.00%, 8/01/14	1		1,243
8.50%, 1/20/18	765		808,759
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/44 (b)	100		94,719
3.50%, 9/01/20-9/01/26	1,208		1,265,869
4.00%, 5/01/14-5/01/26	2,055		2,170,394
5.00%, 5/01/35-12/01/38	480		518,062
6.00%, 1/01/15-8/01/16	4		4,339
7.50%, 2/01/27-3/01/27	3		3,249
9.00%, 12/01/19	—	(c)	108
Ginnie Mae Mortgage-Backed Securities:
2.75%, 11/15/41-8/15/42	771		709,780
2.89%, 1/15/42-3/15/42	591		543,285
2.90%, 10/15/41-4/15/42	3,439		3,162,315
3.00%, 11/20/41-1/15/44 (b)	178,716		172,685,147
3.25%, 11/15/41-9/15/42	14,880		14,398,057
3.40%, 12/15/40-4/15/41	5,043		4,880,075
3.50%, 4/15/41-1/15/44 (b)	234,506		236,623,615
3.63%, 7/15/41	178		179,385
3.75%, 10/15/40-9/15/42	5,197		5,247,270
3.99%, 10/15/40-1/15/41	891		899,186
4.00%, 8/20/41-1/15/44 (b)(d)	178,007		185,198,902
4.25%, 4/15/41-9/15/41	1,781		1,852,912
4.49%, 7/15/40-11/15/40	2,774		2,886,859
4.50%, 12/15/34-1/15/44 (b)	142,499		152,785,181
4.96%, 11/15/35-7/15/36	5,870		6,280,540
5.00%, 9/15/28-4/20/42 (d)	85,018		92,904,474
5.50%, 7/15/16-12/15/34	27,008		29,969,732
5.88%, 10/20/37-1/20/39	4,883		5,390,953
6.00%, 7/15/16-1/15/44 (b)	84,399		94,818,310
6.50%, 5/15/16-1/15/44 (b)	49,828		55,692,841
7.00%, 3/20/24-5/15/31	95		108,093
7.50%, 4/20/23-10/20/25	7		8,101
8.00%, 3/15/17-5/15/30	214		232,675

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
8.50%, 6/15/16-2/15/25	$79		$82,445
9.00%, 4/15/16-10/15/21	90		93,216
9.50%, 6/15/16-9/15/22	164		170,984
10.00%, 2/15/16-6/15/18	52		52,077
11.50%, 12/15/15	—	(c)	386
12.00%, 6/15/15	1		1,302

			1,330,613,526
Total U.S. Government Sponsored Agency Securities — 165.5%			1,354,826,903

U.S. Treasury Obligations
U.S. Treasury Notes:
1.25%, 10/31/18	33,000		32,352,903
2.50%, 8/15/23	11,600		11,139,619
Total U.S. Treasury Obligations — 5.3%			43,492,522
Total Long-Term Investments
(Cost — $1,411,179,122) — 170.8%			1,398,319,425

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	153,297,174		153,297,174
Total Short-Term Securities
(Cost — $153,297,174) — 18.7%			153,297,174

Options Purchased
(Cost — $3,908,300) — 0.3%			2,730,898
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $1,568,384,596*) — 189.8%			1,554,347,497

TBA Sale Commitments (b)
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/44	$55,500		(52,685,978)
3.50%, 1/01/44	41,400		(41,125,079)
4.00%, 1/01/44	30,500		(31,395,938)
5.00%, 1/01/44	2,700		(2,932,242)
6.00%, 1/01/44	39,000		(43,256,483)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/44	34,000		(32,849,845)
3.50%, 1/15/44	80,900		(81,586,757)
4.50%, 1/15/44	76,800		(82,109,998)
5.00%, 1/15/44	19,500		(21,135,410)
5.50%, 1/15/44	2,700		(2,965,359)
6.00%, 1/15/44	20,600		(22,814,500)
Total TBA Sale Commitments
(Proceeds — $415,520,159) — (50.6)%			(414,857,589)

BLACKROCK FUNDS II	DECEMBER 31, 2013	15

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

Options Written	Value
(Premiums Received — $6,868,045) — (0.7)%	$(5,619,108)
Total Investments Net of TBA Sale Commitments and Options Written — 138.5%	1,133,870,800
Liabilities in Excess of Other Assets — (38.5)%	(315,016,204)

Net Assets — 100.0%	$818,854,596

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,570,284,391

Gross unrealized appreciation	$5,772,994
Gross unrealized depreciation	(21,709,888)

Net unrealized depreciation	$(15,936,894)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$(19,259,513)	$(3,790)
Credit Suisse Securities (USA) LLC	$(58,854,374)	$(230,515)
Deutsche Bank Securities, Inc.	$11,412,248	$115,182
Goldman Sachs & Co.	$371,276,155	$(748,443)
J.P. Morgan Securities LLC	$(94,145,350)	$187,041
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$44,626,283	$(202,538)
Morgan Stanley & Co. LLC	$1,306,758	$6,574

(c)	Amount is less than $500.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	157,515,127	(4,217,953)	153,297,174	$18,453

(f)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.05%	12/10/13	Open	$6,064,990	$6,065,175
Credit Suisse Securities (USA) LLC	0.05%	12/10/13	Open	53,542,889	53,544,525
Total				$59,607,879	$59,609,700

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(4)	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	997,250	$(609)
(155)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	USD	34,070,938	38,919
(295)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	USD	35,197,188	443,392

16	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
211	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	25,962,891	$(24,145)
(3)	Euro Dollar Futures	Chicago Mercantile	June 2014	USD	747,637	(1,157)
(3)	Euro Dollar Futures	Chicago Mercantile	September 2014	USD	747,263	(1,419)
(3)	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	746,775	(1,757)
(3)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	746,025	(1,982)
5	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,241,562	4,322
(3)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	739,275	1,774
(5)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	1,228,187	3,598
190	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	46,381,375	(116,147)
Total						$344,789

•	OTC interest rate swaptions purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
3-Year Interest Rate Swap	Barclays Bank PLC	Put	1.50%	Pay	3-month LIBOR	7/17/14	USD	85,000	$355,929
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.50%	Pay	3-month LIBOR	7/17/14	USD	170,000	724,081
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	USD	30,600	1,650,888
Total									$2,730,898

•	OTC interest rate swaptions written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Bank of America N.A.	Call	5.08%	Pay	3-month LIBOR	2/10/14	USD	11,400	$(1,964,115)
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	19,850	(570)
10-Year Interest Rate Swap	Citibank N.A.	Call	5.25%	Pay	3-month LIBOR	1/27/15	USD	8,600	(1,253,773)
10-Year Interest Rate Swap	Bank of America N.A.	Put	5.08%	Receive	3-month LIBOR	2/10/14	USD	11,400	(1)
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	19,850	(323,035)
3-Year Interest Rate Swap	Barclays Bank PLC	Put	1.90%	Receive	3-month LIBOR	7/17/14	USD	85,000	(183,158)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	7/17/14	USD	170,000	(366,316)
3-Year Interest Rate Swap	Barclays Bank PLC	Put	2.30%	Receive	3-month LIBOR	7/17/14	USD	85,000	(101,949)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Receive	3-month LIBOR	7/17/14	USD	170,000	(203,898)
10-Year Interest Rate Swap	Citibank N.A.	Put	5.25%	Receive	3-month LIBOR	1/27/15	USD	8,600	(33,838)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	USD	61,200	(1,188,455)
Total									$(5,619,108)

BLACKROCK FUNDS II	DECEMBER 31, 2013	17

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.28%[1]	3-month LIBOR	Chicago Mercantile	3/06/15[2]	3/06/16	USD	50,000	$(227,410)
4.06%[3]	3-month LIBOR	Chicago Mercantile	9/06/18[2]	9/06/19	USD	50,000	13,345
2.93%[1]	3-month LIBOR	Chicago Mercantile	N/A	12/09/23	USD	4,000	41,830
3.71%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/12/43	USD	13,200	427,668
3.75%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/43	USD	13,200	352,080
3.84%[3]	3-month LIBOR	Chicago Mercantile	N/A	12/23/43	USD	29,100	(379,752)
Total							$227,761

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	OTC interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
1.50%[1]	3-month LIBOR	Bank of America N.A.	7/15/18	USD	24,250	$(67,451)	$167,325	$(234,776)
1.25%[1]	3-month LIBOR	Bank of America N.A.	10/25/18	USD	20,900	403,603	235,038	168,565
3.07%[1]	3-month LIBOR	Citibank N.A.	5/17/43	USD	2,600	393,648	—	393,648
Total						$729,800	$402,363	$327,437

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC total return swaps outstanding as of December 31, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	USD	5,346	$(42,738)	$(62,947)	$20,209
Return on Markit IOS 6.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	8,245	(65,907)	(94,495)	28,588
Return on Markit IOS 6.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	7,818	(62,492)	(70,228)	7,736
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	1,281	1,339	200	1,139
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	724	(757)	(4,884)	4,127
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	1,205	(4,401)	(9,773)	5,372
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	USD	1,449	(1,514)	(8,723)	7,209
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	2,173	2,271	(22,852)	25,123

18	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	OTC total return swaps outstanding as of December 31, 2013 were as follows: (concluded)

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/41	USD	2,117	$(2,213)	$(12,648)	$10,435
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	1,449	1,514	(19,134)	20,648
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	1,449	1,514	(15,687)	17,201
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	724	757	(9,567)	10,324
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Bank of America N.A.	1/12/43	USD	3,850	3,611	(14,529)	18,140
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Citibank N.A.	1/12/43	USD	8,982	(8,425)	11,159	(19,584)
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Citibank N.A.	1/12/43	USD	7,149	6,706	(20,103)	26,809
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/43	USD	8,524	7,995	(39,321)	47,316
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/43	USD	6,782	(6,363)	1,845	(8,208)
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/43	USD	4,216	3,955	(15,843)	19,798
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/43	USD	3,758	3,525	(14,183)	17,708
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/43	USD	1,375	1,290	(4,725)	6,015
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Deutsche Bank AG	1/12/43	USD	1,375	(1,290)	5,166	(6,456)
Return on Markit IOS 3.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs Bank USA	1/12/43	USD	11,732	(11,005)	10,908	(21,913)
Total							$(172,628)	$(410,364)	$237,736

[1] Fund pays the total return of the reference entity and receives the floating rate.
[2] Fund pays the floating rate and receives the total return of the reference entity.

BLACKROCK FUNDS II	DECEMBER 31, 2013	19

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	—	$1,354,826,903	—	$1,354,826,903
U.S. Treasury Obligations	—	43,492,522	—	43,492,522
Short-Term Securities	$153,297,174	—	—	153,297,174
Options Purchased:
Interest Rate Contracts	—	2,730,898	—	2,730,898
Liabilities:
Investments:
TBA Sale Commitments	—	(414,857,589)	—	(414,857,589)
Total	$153,297,174	$986,192,734	—	$1,139,489,908

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$492,005	$1,691,033	—	$2,183,038
Liabilities:
Interest rate contracts	(147,216)	(6,517,207)	—	(6,664,423)
Total	$344,789	$(4,826,174)	—	$(4,481,385)

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,423,053	—	—	$1,423,053
Cash pledged for financial futures contracts	210,000	—	—	210,000
Cash pledged for centrally cleared swaps	200,000	—	—	200,000
Cash pledged as collateral for OTC derivatives	3,300,000	—	—	3,300,000
Liabilities:
Reverse repurchase agreements	—	$(59,609,700)	—	(59,609,700)
Cash received as collateral for OTC derivatives	—	(700,000)	—	(700,000)
Total	$5,133,053	$(60,309,700)	—	$(55,176,647)

20	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS II	DECEMBER 31, 2013	21

Consolidated Schedule of Investments December 31, 2013 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2013-1A, Class D, 3.84%, 4/20/25 (a)(b)	USD	3,000	$2,895,000
Adirondack Park CLO Ltd.:
Series 2013-1A, Class D, 3.89%, 4/15/24 (a)(b)		3,500	3,346,262
Series 2013-1A, Class E, 4.89%, 4/15/24 (a)(b)		5,000	4,568,750
ALM Loan Funding:
Series 2013-7R2A, Class B, 2.86%, 4/24/24 (a)(b)		4,000	3,926,400
Series 2013-7RA, Class C, 3.71%, 4/24/24 (a)(b)		14,150	13,683,050
Series 2013-7RA, Class D, 5.26%, 4/24/24 (a)(b)		5,175	4,835,520
Series 2013-8A, Class A1A, 1.69%, 1/20/26 (a)(b)		20,000	19,977,400
Series 2013-8A, Class B, 2.99%, 1/20/26 (a)(b)		2,300	2,260,900
Series 2013-8A, Class C, 3.44%, 1/20/26 (a)(b)		2,800	2,616,600
Series 2013-8A, Class D, 4.74%, 1/20/26 (a)(b)		2,400	2,145,600
ALM V Ltd., Series 2012-5A, Class D, 5.74%, 2/13/23 (a)(b)		9,245	9,007,403
Apidos CDO:
Series 2013-16A, Class A1, 1.69%, 1/19/25 (a)(b)		25,000	24,959,625
Series 2013-16A, Class B, 3.04%, 1/19/25 (a)(b)		4,000	3,948,800
Series 2013-16A, Class C, 3.49%, 1/19/25 (a)(b)		4,500	4,240,643
Series 2013-16A, Class D, 4.74%, 1/19/25 (a)(b)		2,000	1,796,520
Apidos CLO XII, Series 2013-12A, Class D, 3.32%, 4/15/25 (a)(b)		1,000	935,000
ARES Enhanced Loan Investment Strategy II Ltd., Series 2005-2A, Class C1, 2.09%, 1/26/20 (a)(b)		2,750	2,697,475
Atlas Senior Loan Fund Ltd., Series 2013-2A, Class A3L, 2.94%, 2/17/26 (a)(b)		4,000	3,840,000
Atrium CDO Corp., Series 10A, Class D, 3.78%, 7/16/25 (a)(b)		1,000	964,500
Avery Point CLO Ltd., Series 2013-3A, Class E, 5.29%, 1/18/25 (a)(b)		2,000	1,856,470
Babson CLO Ltd., Series 2013-IIA, Class C, 3.53%, 1/18/25 (a)(b)		2,250	2,130,750
Battalion CLO Ltd., Series 2013-4A, Class C, 3.53%, 10/22/25 (a)(b)		2,750	2,585,275
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.78%, 7/15/24 (a)(b)		2,000	1,910,200
Benefit Street Partners CLO Ltd., Series 2013-IIIA, Class C, 3.54%, 1/20/26 (a)(b)		4,000	3,682,000
BlueMountain CLO Ltd., Series 2013-1A, Class C, 3.64%, 5/15/25 (a)(b)		1,000	962,000
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.29%, 4/17/25 (a)(b)		1,000	928,600
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-1A, Class C, 4.24%, 2/14/25 (a)(b)		2,000	2,000,000
Series 2013-2A, Class D, 4.00%, 4/18/25 (a)(b)		2,250	2,182,500
Cavalry CLO II:
Series 2A, Class C, 3.12%, 1/17/24 (a)(b)		4,500	4,398,750
Series 2A, Class D, 4.27%, 1/17/24 (a)(b)		1,000	987,500
Cent CLO LP, Series 2013-17A, Class C, 3.74%, 1/30/25 (a)(b)		1,000	968,500

Asset-Backed Securities	Par (000)		Value
Central Park CLO Ltd., Series 2011-1A, Class D, 3.44%, 7/23/22 (a)(b)	USD	2,250	$2,175,370
CFIP CLO Ltd., Series 2013-1A, Class D, 3.99%, 4/20/24 (a)(b)		2,000	1,921,480
CIFC Funding Ltd.:
Series 2012-1A, Class B1L, 5.49%, 8/14/24 (a)(b)		2,250	2,255,625
Series 2013-2A, Class B1L, 3.85%, 4/21/25 (a)(b)		1,750	1,662,500
ColumbusNova CLO Ltd., Series 2006-1A, Class D, 1.80%, 7/18/18 (a)(b)		2,000	1,930,200
ECP CLO Ltd., Series 2013-5A, Class C, 3.74%, 1/20/25 (a)(b)		4,250	4,065,975
EXUMR, Series 2006-4X, Class E, 4.30%, 12/22/49 (b)(c)(d)		1,905	723,720
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.89%, 3/21/24 (a)(b)		3,850	3,713,325
Flatiron CLO Ltd.:
Series 2012-1A, Class C, 4.74%, 10/25/24 (a)(b)		1,650	1,656,600
Series 2013-1A, Class A1, 1.69%, 1/17/26 (a)(b)		10,000	9,974,000
Series 2013-1A, Class C, 3.84%, 1/17/26 (a)(b)		2,000	1,917,600
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.66%, 11/15/24 (a)(b)		1,000	997,500
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.54%, 4/25/25 (a)(b)		1,500	1,410,150
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.74%, 4/15/25 (a)(b)		2,000	1,935,600
ING Investment Management CLO Ltd., Series 2013-2A, Class C, 3.74%, 4/25/25 (a)(b)		1,250	1,205,625
ING Investment Management Co., Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		25,000	25,000,000
Jamestown CLO I Ltd.:
Series 2012-1A, Class A1, 1.67%, 11/05/24 (a)(b)		9,250	9,250,000
Series 2012-1A, Class C, 4.38%, 11/05/24 (a)(b)		4,000	3,895,746
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.99%, 5/18/23 (a)(b)		2,500	2,425,000
Mill Creek CLO Ltd., Series 2011-1A, Class E, 6.99%, 1/20/22 (a)(b)		5,500	5,500,000
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.54%, 4/12/24 (a)(b)		1,000	945,000
Neuberger Berman CLO Ltd., Series 2013-15A, Class D, 3.50%, 10/15/25 (a)(b)		2,500	2,313,775
Octagon Investment Partners XV Ltd.:
Series 2013-1A, Class D, 3.79%, 1/19/25 (a)(b)		5,935	5,669,171
Series 2013-1A, Class E, 4.99%, 1/19/25 (a)(b)		3,000	2,738,610
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.78%, 7/17/25 (a)(b)		1,250	1,180,875
Octagon Investment Partners XVII Ltd.:
Series 2013-1A, Class D, 3.47%, 10/25/25 (a)(b)		1,000	937,890
Series 2013-1A, Class E, 4.87%, 10/25/25 (a)(b)		1,000	898,110
OZLM Funding III Ltd.:
Series 2013-3A, Class A1, 1.57%, 1/22/25 (a)(b)		7,370	7,295,260
Series 2013-3A, Class B, 3.37%, 1/22/25 (a)(b)		4,500	4,459,050

22	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
OZLM Funding Ltd.:
Series 2012-2A, Class C, 4.59%, 10/30/23 (a)(b)	USD	1,000	$994,299
Series 2013-4A, Class C, 3.47%, 7/22/25 (a)(b)		2,000	1,850,200
Race Point CLO Ltd., Series 2012-7A, Class A, 1.66%, 11/08/24 (a)(b)		9,750	9,750,000
Regatta Funding LP:
Series 2013-2A, Class C, 4.24%, 1/15/25 (a)(b)		2,750	2,687,812
Series 2013-2A, Class D, 5.74%, 1/15/25 (a)(b)		4,500	4,365,900
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.29%, 4/15/25 (a)(b)		18,000	17,591,400
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.14%, 7/15/25 (a)(b)		1,750	1,693,125
Sound Point CLO Ltd.:
Series 2013-3A, Class A, 1.65%, 1/21/26 (a)(b)		12,500	12,500,000
Series 2013-3A, Class B, 1.88%, 1/21/26 (a)(b)		3,750	3,563,250
Sudbury Mill CLO Ltd.:
Series 2013-1A, Class C, 3.24%, 1/17/26 (a)(b)		2,500	2,476,250
Series 2013-1A, Class D, 3.74%, 1/17/26 (a)(b)		5,000	4,711,000
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.84%, 7/28/21 (a)(b)		1,250	1,207,813
Tyron Park CLO Ltd.:
Series 2013-1A, Class C, 3.77%, 7/15/25 (a)(b)		2,250	2,176,853
Series 2013-1A, Class D, 4.67%, 7/15/25 (a)(b)		3,200	2,874,656
West CLO Ltd., Series 2013-1A, Class C, 3.89%, 11/07/25 (a)(b)		2,500	2,429,650
Total Asset-Backed Securities — 2.4%			318,163,958

Common Stocks		Shares
Auto Components — 0.9%
Dana Holding Corp.		231,061	4,533,417
The Goodyear Tire & Rubber Co.		4,804,552	114,588,565
Lear Corp.		10,350	838,040

			119,960,022
Automobiles — 1.0%
General Motors Co. (c)		3,234,700	132,202,189
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (c)		175,338	2,035,674
Capital Markets — 1.1%
American Capital Ltd. (c)		9,132,000	142,824,480
E*Trade Financial Corp. (c)		414,700	8,144,708
Freedom Pay, Inc. (c)		314,534	3

			150,969,191
Chemicals — 0.3%
Advanced Emissions Solutions, Inc. (c)		155,110	8,411,615
Huntsman Corp.		1,362,400	33,515,040

			41,926,655
Communications Equipment — 0.3%
Nokia OYJ (c)		5,430,721	44,043,147
Diversified Financial Services — 0.9%
Adelphia Recovery Trust, Series ACC-1 INT (c)		1,108,793	2,218
Adelphia Recovery Trust, Series ACC-4 INT (c)		34,394,678	3,439
Adelphia Recovery Trust, Series Arahova INT (c)		242,876	121

Common Stocks	Shares	Value
Diversified Financial Services (concluded)
Adelphia Recovery Trust, Series Frontiervision INT (c)	131,748	$1,331
Ally Financial, Inc. (c)	14,995	112,084,635

		112,091,744
Diversified Telecommunication Services — 0.1%
Broadview Networks Holdings, Inc. (c)	401,700	1,434,069
Level 3 Communications, Inc. (c)	200,160	6,639,307

		8,073,376
Electrical Equipment — 0.0%
Medis Technologies Ltd. (c)	852,625	9
Hotels, Restaurants & Leisure — 0.1%
Travelport Worldwide Ltd. (c)	4,588,065	6,813,277
Insurance — 0.4%
American International Group, Inc.	1,007,295	51,422,410
Machinery — 0.0%
Reunion Industries, Inc. (c)	8,341	417
Media — 0.3%
Cablevision Systems Corp., Class A	1,155,360	20,715,605
Clear Channel Outdoor Holdings, Inc., Class A	148,418	1,504,959
HMH Holdings (Education Media) (c)	326,824	5,147,478
Loral Space & Communications, Inc. (c)	90,995	7,368,775

		34,736,817
Metals & Mining — 0.1%
African Minerals Ltd. (c)	736,359	2,417,420
Peninsula Energy Ltd. (c)(e)	262,303,697	4,400,224

		6,817,644
Oil, Gas & Consumable Fuels — 0.2%
African Petroleum Corp. Ltd. (c)	5,561,495	397,267
Laricina Energy Ltd. (c)	376,471	12,212,935
Osum Oil Sands Corp. (c)	1,600,000	17,743,469

		30,353,671
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (c)	2,303,699	8,566,355
Ainsworth Lumber Co. Ltd. (c)	1,315,439	5,163,926
Ainsworth Lumber Co. Ltd. (c)	925,544	3,633,343
NewPage Corp. (c)	122,280	10,393,800
Western Forest Products, Inc.	1,996,629	3,608,875

		31,366,299
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (c)	1,381	41,168
Software — 0.1%
kCAD Holdings I Ltd. (c)	2,860,032,041	11,154,125
Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. (c)	800,930	19,230,329
Transportation Infrastructure — 0.2%
General Maritime Corp. (c)	1,360,284	25,165,254
Wireless Telecommunication Services — 0.4%
Crown Castle International Corp. (c)	283,049	20,784,288
SBA Communications Corp., Class A (c)	377,649	33,927,986

		54,712,274
Total Common Stocks — 6.7%		883,115,692

BLACKROCK FUNDS II	DECEMBER 31, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Advertising — 0.0%
Checkout Holding Corp., 0.00%, 11/15/15 (a)(f)	USD	8,190	$6,756,750
Aerospace & Defense — 0.4%
Bombardier, Inc., 4.25%, 1/15/16 (a)		19,693	20,579,185
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		3,915	4,228,200
7.13%, 3/15/21		13,100	14,377,250
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)		7,557	7,836,397

			47,021,032
Airlines — 1.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		50,835	52,232,963
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		20,855	21,793,475
Continental Airlines Pass-Through Trust, Series 1999-1, Class B, 6.80%, 2/02/20		398	421,864
National Air Cargo Group, Inc.:
12.38%, 8/16/15		4,620	4,620,317
12.38%, 8/16/15		4,555	4,555,325
Scandinavian Airlines System Denmark-Norway- Sweden, 9.65%, 6/16/14	EUR	800	1,133,581
United Continental Holdings, Inc.:
6.00%, 12/01/20	USD	18,265	18,219,337
8.00%, 7/15/24		41,065	40,757,013
Series B, 6.00%, 7/15/28		17,500	14,875,000
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		7,420	7,753,908
Series 2012-2, Class B, 6.75%, 12/03/22		5,735	6,093,437
Virgin Australia 2013-1C Trust, 7.13%, 10/23/18 (a)		36,445	37,356,125
Virgin Australia 2013-1D Trust, 8.50%, 10/23/16 (a)		18,810	19,374,300

			229,186,645
Auto Components — 0.7%
AA Bond Co. Ltd., 9.50%, 7/31/43	GBP	6,700	12,176,673
Delphi Corp.:
6.13%, 5/15/21	USD	3,210	3,559,087
5.00%, 2/15/23		5,470	5,627,263
GKN Holdings PLC, 5.38%, 9/19/22	GBP	2,230	3,835,232
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)	USD	5,440	5,657,600
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		10,740	11,303,850
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	4,205	5,877,976
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (g)		12,200	17,958,454
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		13,164	19,051,490
Titan International, Inc., 6.88%, 10/01/20 (a)	USD	12,715	13,255,387

			98,303,012
Automobiles — 0.6%
General Motors Co.:
4.88%, 10/02/23 (a)		6,740	6,824,250
6.25%, 10/02/43 (a)		53,995	56,087,306
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	11,086	20,790,379

			83,701,935
Biotechnology — 0.1%
Healthcare Technology Intermediate, Inc., 7.38% (7.38% Cash or 8.13% PIK), 9/01/18 (a)(g)	USD	10,004	10,404,160

Corporate Bonds	Par (000)		Value
Building Products — 0.6%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)	USD	17,073	$17,841,285
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		9,975	10,797,937
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	4,590	7,096,213
HeidelbergCement Finance Luxembourg SA, 7.50%, 4/03/20		1,929	3,235,832
Interline Brands, Inc., 7.50%, 11/15/18	USD	3,670	3,890,200
The Ryland Group, Inc., 6.63%, 5/01/20		4,025	4,256,437
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	4,404	6,900,993
USG Corp., 9.75%, 1/15/18	USD	20,889	24,701,243

			78,720,140
Capital Markets — 0.2%
American Capital Ltd., 6.50%, 9/15/18 (a)		1,200	1,251,000
E*Trade Financial Corp.:
0.00%, 8/31/19 (a)(f)(h)		1,420	2,692,675
Series A, 0.00%, 8/31/19 (f)(h)		328	621,970
KCG Holdings, Inc., 8.25%, 6/15/18 (a)		6,064	6,382,360
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (b)(c)(d)	EUR	4,550	1,361,432
4.75%, 1/16/14 (b)(c)(d)		14,545	4,352,094
5.27%, 2/05/14 (b)(c)(d)		22,800	6,702,930

			23,364,461
Chemicals — 2.2%
Ashland, Inc., 3.88%, 4/15/18	USD	5,000	5,062,500
Axiall Corp., 4.88%, 5/15/23 (a)		4,388	4,146,660
Celanese US Holdings LLC:
5.88%, 6/15/21		5,240	5,580,600
4.63%, 11/15/22		4,035	3,863,513
Chemtura Corp., 5.75%, 7/15/21		6,600	6,690,750
GCS Holdco Finance I SA, 6.50%, 11/15/18	EUR	3,840	5,434,585
Huntsman International LLC:
8.63%, 3/15/20	USD	4,340	4,801,125
4.88%, 11/15/20		7,885	7,766,725
8.63%, 3/15/21		12,415	14,028,950
5.13%, 4/15/21	EUR	5,758	7,951,015
INEOS Finance PLC, 7.50%, 5/01/20 (a)	USD	10,538	11,552,283
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)		16,630	16,713,150
6.50%, 8/15/18	EUR	11,623	16,389,565
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19	USD	1,590	1,673,475
Momentive Performance Materials, Inc., 8.88%, 10/15/20		36,311	38,217,327
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		4,370	4,337,225
NOVA Chemicals Corp., 8.63%, 11/01/19		8,646	9,521,407
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		7,315	7,571,025
Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18	EUR	6,802	10,340,392
Perstorp Holding AB, 8.75%, 5/15/17 (a)	USD	5,665	6,089,875
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		6,051	6,066,127
PolyOne Corp., 5.25%, 3/15/23		10,416	10,155,600
Rain CII Carbon LLC/CII Carbon Corp.:
8.25%, 1/15/21 (a)		9,441	9,629,820
8.50%, 1/15/21	EUR	810	1,131,036
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	USD	43,654	44,581,647
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (a)		4,124	4,258,030
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV: 5.75%, 2/01/21	EUR	3,000	4,313,165

24	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
7.38%, 5/01/21 (a)	USD	17,000	$18,126,250

			285,993,822
Commercial Banks — 0.6%
CIT Group, Inc.:
6.63%, 4/01/18 (a)		7,460	8,383,175
5.50%, 2/15/19 (a)		37,549	40,271,303
5.00%, 8/01/23		6,444	6,202,350
6.00%, 4/01/36		21,122	20,081,953

			74,938,781
Commercial Services & Supplies — 4.9%
ACCO Brands Corp., 6.75%, 4/30/20		1,482	1,463,475
ADS Waste Holdings, Inc., 8.25%, 10/01/20		8,980	9,743,300
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	10,222	15,222,610
ARAMARK Corp., 5.75%, 3/15/20 (a)	USD	22,415	23,423,675
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)		7,360	8,003,507
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (g)	EUR	3,045	4,105,241
Ceridian Corp.:
11.25%, 11/15/15	USD	4,170	4,201,275
8.88%, 7/15/19 (a)		99,533	114,462,950
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)(i)		51,456	59,303,040
Covanta Holding Corp., 6.38%, 10/01/22		15,936	16,361,778
Darling International, Inc., 8.50%, 12/15/18		1,225	1,350,563
Garda World Security Corp., 7.25%, 11/15/21 (a)		11,176	11,259,820
GCL Holdings SCA:
9.38%, 4/15/18	EUR	2,588	3,845,151
9.38%, 4/15/18 (a)		5,145	7,644,243
HD Supply, Inc.:
8.13%, 4/15/19	USD	47,409	52,801,774
11.00%, 4/15/20		66,502	78,804,870
7.50%, 7/15/20		76,741	82,688,427
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (a)(g)		10,152	10,342,350
IVS F. SpA, 7.13%, 4/01/20	EUR	8,051	11,408,075
La Financiere Atalian SA, 7.25%, 1/15/20		5,370	7,825,469
Laureate Education, Inc., 9.25%, 9/01/19 (a)	USD	38,326	41,679,525
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		1,504	1,398,720
Mobile Mini, Inc., 7.88%, 12/01/20		9,500	10,521,250
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	2,800	3,929,014
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)	USD	8,220	8,672,100
Tervita Corp.:
10.88%, 2/15/18 (a)		7,088	7,212,040
8.00%, 11/15/18 (a)		4,010	4,140,325
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		2,382	2,596,380
Univeg Holding BV, 7.88%, 11/15/20	EUR	5,580	7,657,243
Verisure Holding AB:
8.75%, 9/01/18		3,413	5,134,478
Series B, 8.75%, 12/01/18		2,957	4,403,566
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	16,887	17,900,220

			639,506,454
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		13,425	13,441,781
6.75%, 11/15/20 (a)		24,944	25,910,580
6.50%, 1/15/28		16,600	14,525,000

Corporate Bonds	Par (000)		Value
Communications Equipment (concluded)
6.45%, 3/15/29	USD	25,844	$22,871,940
Nokia Oyj, 5.00%, 10/26/17 (h)	EUR	6,700	21,789,517

			98,538,818
Computer Services — 0.3%
SunGard Data Systems, Inc.:
7.38%, 11/15/18	USD	8,810	9,327,587
6.63%, 11/01/19		28,630	30,061,500

			39,389,087
Construction & Engineering — 0.5%
Aguila 3 SA, 7.88%, 1/31/18 (a)		20,437	21,663,220
Astaldi SpA, 7.13%, 12/01/20	EUR	7,625	11,158,473
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)	USD	23,957	24,346,301
Texas Industries, Inc., 9.25%, 8/15/20		8,328	9,275,310
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (a)		5,371	5,183,015

			71,626,319
Construction Materials — 0.0%
Cemex SAB de CV, 5.88%, 3/25/19 (a)		5,910	5,924,775
Consumer Finance — 0.1%
Credit Acceptance Corp., 9.13%, 2/01/17		7,869	8,262,450
Containers & Packaging — 2.1%
Ardagh Packaging Finance PLC:
7.38%, 10/15/17 (a)	EUR	313	461,297
7.38%, 10/15/17 (a)	USD	2,935	3,155,125
9.25%, 10/15/20 (a)	EUR	2,457	3,675,867
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7.38%, 10/15/17		3,022	4,453,802
5.00%, 11/15/22		7,830	10,717,912
Ball Corp.:
6.75%, 9/15/20	USD	1,626	1,768,275
4.00%, 11/15/23		20,492	18,340,340
Berry Plastics Corp., 9.75%, 1/15/21		5,601	6,483,157
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (a)		19,822	20,218,440
6.00%, 6/15/17 (a)		16,870	17,080,875
Crown Americas LLC/Crown Americas Capital Corp.:
III, 6.25%, 2/01/21		2,847	3,088,995
IV, 4.50%, 1/15/23		6,593	6,164,455
Graphic Packaging International, Inc., 7.88%, 10/01/18		3,730	4,047,050
Greif Luxembourg Finance SCA, 7.38%, 7/15/21 (a)	EUR	2,085	3,370,305
OI European Group BV, 4.88%, 3/31/21		8,846	12,747,537
Pactiv LLC, 7.95%, 12/15/25	USD	16,537	15,503,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
8.50%, 5/15/18		3,065	3,233,575
7.13%, 4/15/19		15,046	16,023,990
9.00%, 4/15/19		18,690	20,045,025
7.88%, 8/15/19		3,482	3,847,610
9.88%, 8/15/19		14,186	15,781,925
8.25%, 2/15/21		12,846	13,713,105
5.75%, 10/15/20		59,216	60,400,320
Sealed Air Corp., 5.25%, 4/01/23 (a)		5,000	4,862,500
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)		10,225	11,605,375

			280,790,294
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17		3,135	3,362,287

BLACKROCK FUNDS II	DECEMBER 31, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 2.3%
Ally Financial, Inc.:
8.00%, 3/15/20	USD	8,339	$9,996,376
7.50%, 9/15/20		4,901	5,709,665
8.00%, 11/01/31 (i)		75,087	89,822,824
8.00%, 11/01/31		35,018	41,671,420
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)		9,621	10,174,207
CNH Capital LLC, 3.63%, 4/15/18		9,640	9,772,550
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (a)		20,433	20,739,751
EC Finance PLC, 9.75%, 8/01/17	EUR	8,209	12,306,385
General Motors Financial Co., Inc.:
6.75%, 6/01/18	USD	7,868	8,969,520
4.25%, 5/15/23 (a)		11,846	11,268,507
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18 (i)		36,020	37,460,800
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		13,880	14,435,200
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		17,022	16,851,780
Springleaf Finance Corp.:
6.90%, 12/15/17		3,020	3,300,860
7.75%, 10/01/21		1,348	1,455,840
8.25%, 10/01/23		2,449	2,651,043

			296,586,728
Diversified Telecommunication Services — 3.6%
Avaya, Inc., 7.00%, 4/01/19 (a)		9,570	9,378,600
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		6,180	6,118,200
CenturyLink, Inc., 5.63%, 4/01/20		23,936	24,354,880
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(g)		16,970	17,648,800
Consolidated Communications Finance Co., 10.88%, 6/01/20		10,310	11,882,275
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		6,025	6,205,750
5.50%, 8/01/23 (a)		26,856	25,546,770
Intelsat Luxembourg SA, 6.75%, 6/01/18 (a)		45,555	48,402,187
Level 3 Communications, Inc.:
7.00%, 3/15/15 (h)		15,212	20,726,350
8.88%, 6/01/19		6,755	7,379,837
Level 3 Financing, Inc.:
8.13%, 7/01/19		40,992	44,886,240
7.00%, 6/01/20		16,799	17,806,940
8.63%, 7/15/20		20,460	22,915,200
6.13%, 1/15/21 (a)		34,093	34,433,930
Telecom Italia Finance SA, 6.13%, 11/15/16 (h)	EUR	11,700	16,792,695
Telecom Italia SpA:
6.38%, 6/24/19	GBP	9,050	15,651,817
4.88%, 9/25/20	EUR	7,295	10,292,584
5.88%, 5/19/23	GBP	15,150	24,055,553
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	8,444	12,290,905
6.75%, 8/15/24		13,069	19,116,267
TW Telecom Holdings, Inc.:
5.38%, 10/01/22	USD	9,640	9,471,300
5.38%, 10/01/22 (a)		6,700	6,582,750
UPCB Finance II Ltd., 6.38%, 7/01/20 (a)	EUR	12,406	18,283,020
Windstream Corp.:
7.75%, 10/15/20	USD	14,008	14,865,990
7.75%, 10/01/21		5,985	6,344,100
Ziggo BV, 3.63%, 3/27/20	EUR	17,432	23,981,290
Ziggo Finance BV, 6.13%, 11/15/17		2,871	4,083,740

			479,497,970

Corporate Bonds	Par (000)		Value
Electric Utilities — 2.6%
Curtis Palmer LLC, 5.90%, 7/15/14 (a)	USD	9,790	$9,836,356
DPL, Inc.:
6.50%, 10/15/16		6,483	7,017,847
7.25%, 10/15/21		20,662	20,920,275
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)		10,677	11,050,695
11.25% (11.25% Cash or 12.25% PIK), 12/01/18 (a)(g)		46,340	32,206,162
10.00%, 12/01/20		115,881	123,123,563
10.00%, 12/01/20 (a)		66,484	70,473,040
12.25%, 3/01/22 (a)		12,216	14,353,800
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)		186	175,708
Homer City Generation LP, 8.73% (8.73% Cash or 9.23% PIK), 10/01/26 (g)		16,500	17,325,000
Techem Energy Metering Service GmbH & Co. KG, 7.88%, 10/01/20	EUR	1,638	2,525,842
Texas Competitive Electric Holdings Co. LLC, 10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (g)	USD	527,068	31,624,080

			340,632,368
Electrical Equipment — 0.3%
General Cable Corp., 6.50%, 10/01/22 (a)		18,460	18,090,800
GrafTech International Ltd., 6.38%, 11/15/20		5,000	5,125,000
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	12,690	17,859,224
Trionista TopCo GmbH, 6.88%, 4/30/21		2,927	4,254,197

			45,329,221
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 5.50%, 4/15/23		4,490	6,007,050
Techem GmbH, 6.13%, 10/01/19 (a)		891	1,335,458

			7,342,508
Energy Equipment & Services — 1.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	9,247	9,871,173
Cie Generale de Geophysique - Veritas:
7.75%, 5/15/17		3,176	3,271,280
6.50%, 6/01/21		20,140	20,643,500
Gulfmark Offshore, Inc., 6.38%, 3/15/22		3,815	3,843,613
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		6,994	7,221,305
Offshore Group Investment Ltd., 7.13%, 4/01/23		20,623	21,035,460
Oil States International, Inc.:
6.50%, 6/01/19		17,605	18,727,319
5.13%, 1/15/23		7,820	8,817,050
Pacific Drilling SA, 5.38%, 6/01/20 (a)		15,057	15,132,285
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		15,180	16,166,700
Seadrill Ltd., 5.63%, 9/15/17 (a)		32,576	33,716,160

			158,445,845
Food & Staples Retailing — 0.5%
Brakes Capital, 7.13%, 12/15/18	GBP	6,440	10,637,709
Co-operative Group Holdings:
6.88%, 7/08/20 (j)		6,150	10,439,051
7.50%, 7/08/26 (j)		2,000	3,386,434
Findus Bondco SA:
9.50%, 7/01/18		3,687	6,700,805
9.13%, 7/01/18	EUR	6,232	9,430,733
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (a)	USD	13,174	12,449,430
Rite Aid Corp.:
9.25%, 3/15/20		7,035	8,072,663

26	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (concluded)
6.75%, 6/15/21	USD	9,227	$9,676,816

			70,793,641
Food Products — 0.6%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	9,911	17,520,023
8.75%, 6/15/20		5,970	10,776,013
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (a)	USD	526	508,905
JBS Investments GmbH, 7.75%, 10/28/20 (a)		14,762	14,909,620
Post Holdings, Inc., 6.75%, 12/01/21 (a)		5,876	6,081,660
R&R Ice Cream PLC, 9.25%, 5/15/18 (g)	EUR	5,216	7,390,948
Smithfield Foods, Inc., 6.63%, 8/15/22	USD	8,740	9,264,400
Sun Merger Sub, Inc.:
5.25%, 8/01/18 (a)		12,716	13,320,010
5.88%, 8/01/21 (a)		4,644	4,760,100

			84,531,679
Health Care Equipment & Supplies — 1.0%
Alere, Inc.:
8.63%, 10/01/18		11,292	12,195,360
6.50%, 6/15/20		1,537	1,571,583
Biomet, Inc.:
6.50%, 8/01/20		44,063	46,266,150
6.50%, 10/01/20		14,912	15,359,360
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		9,376	10,290,160
Hanger, Inc., 7.13%, 11/15/18		4,032	4,314,240
Hologic, Inc., 6.25%, 8/01/20		14,713	15,522,215
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19		5,747	6,465,375
Ontex IV SA, 9.00%, 4/15/19	EUR	10,991	16,405,606

			128,390,049
Health Care Providers & Services — 3.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19	USD	9,615	10,336,125
6.00%, 10/15/21 (a)		11,620	11,823,350
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		20,925	21,605,063
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		5,048	5,111,100
Fresenius Medical Care US Finance, Inc.:
6.88%, 7/15/17		695	788,825
5.75%, 2/15/21 (a)		180	190,800
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		260	287,300
HCA, Inc.:
6.50%, 2/15/20		40,169	44,135,689
7.88%, 2/15/20		18,125	19,461,719
7.25%, 9/15/20		13,110	14,289,900
5.88%, 3/15/22		23,032	23,780,540
5.88%, 5/01/23		7,444	7,350,950
IDH Finance PLC:
6.00%, 12/01/18	GBP	4,356	7,285,487
6.00%, 12/01/18 (a)		1,700	2,843,280
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (a)	USD	9,332	9,366,995
Priory Group No. 3 PLC:
7.00%, 2/15/18	GBP	10,617	18,504,325
7.00%, 2/15/18 (a)		6,799	11,849,948
Symbion, Inc., 8.00%, 6/15/16	USD	6,870	7,282,200
Teleflex, Inc., 6.88%, 6/01/19		6,560	6,888,000
Tenet Healthcare Corp.:
6.25%, 11/01/18		31,164	34,514,130
8.00%, 8/01/20		9,479	10,296,564
6.00%, 10/01/20 (a)		11,828	12,345,475

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
4.50%, 4/01/21	USD	8,757	$8,297,257
4.38%, 10/01/21		32,702	30,739,880
8.13%, 4/01/22		74,962	80,771,555
Truven Health Analytics, Inc., 10.63%, 6/01/20		13,360	15,113,500
Voyage Care BondCo PLC, 6.50%, 8/01/18	GBP	10,179	17,353,248

			432,613,205
Hotels, Restaurants & Leisure — 2.5%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15	USD	8,540	7,301,700
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		3,905	4,051,437
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	14,450	21,071,674
Diamond Resorts Corp., 12.00%, 8/15/18	USD	31,693	35,020,765
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	4,347	7,468,391
Gala Group Finance PLC, 8.88%, 9/01/18		17,756	31,667,824
Gamenet SpA, 7.25%, 8/01/18	EUR	417	585,142
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		16,110	24,240,353
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	1,085	1,174,513
5.88%, 3/15/21		4,625	4,544,063
MGM Resorts International:
8.63%, 2/01/19		5,135	6,020,787
5.25%, 3/31/20		12,736	12,640,480
6.75%, 10/01/20		3,077	3,292,390
6.63%, 12/15/21		3,902	4,126,365
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		9,209	9,508,293
Playa Resorts Holding BV, 8.00%, 8/15/20 (a)		5,017	5,324,291
PNK Finance Corp., 6.38%, 8/01/21 (a)		23,397	23,923,433
Scientific Games Corp., 8.13%, 9/15/18		1,800	1,930,500
Scientific Games International, Inc., 9.25%, 6/15/19		185	198,413
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		14,311	13,989,003
Snai SpA, 7.63%, 6/15/18	EUR	8,070	11,101,940
Station Casinos LLC, 7.50%, 3/01/21	USD	29,195	31,092,675
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		29,820	29,820,000
Travelport LLC/Travelport Holdings, Inc.:
6.39%, 3/01/16 (a)(b)		2,637	2,650,259
11.34% (11.34% Cash or 13.88% PIK), 3/01/16 (a)(g)		18,205	19,297,084
11.88%, 9/01/16 (a)		495	497,424
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (a)		3,590	646,123
Wynn Macau Ltd., 5.25%, 10/15/21 (a)		13,061	13,077,326

			326,262,648
Household Durables — 2.3%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (a)		3,673	3,819,920
Beazer Homes USA, Inc.:
7.50%, 9/15/21 (a)		9,695	10,034,325
6.63%, 4/15/18		16,197	17,371,283
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		14,073	14,600,737
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (a)		10,392	10,443,960
D.R. Horton, Inc., 4.38%, 9/15/22		4,577	4,268,053
K. Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (a)		41,092	44,122,535
9.13%, 11/15/20 (a)		2,685	2,946,787
KB Home:
7.00%, 12/15/21		11,377	11,860,523

BLACKROCK FUNDS II	DECEMBER 31, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
7.50%, 9/15/22	USD	7,992	$8,411,580
Lennar Corp., 4.75%, 11/15/22		13,245	12,284,737
Magnolia BC SA, 9.00%, 8/01/20	EUR	9,977	14,370,503
Pulte Group, Inc., 6.38%, 5/15/33	USD	6,170	5,583,850
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		36,781	40,734,957
Standard Pacific Corp.:
10.75%, 9/15/16		21,572	25,994,260
8.38%, 1/15/21		41,549	48,404,585
William Lyon Homes, Inc., 8.50%, 11/15/20		10,155	10,992,788
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		16,980	17,022,450

			303,267,833
Household Products — 0.2%
Libbey Glass, Inc., 6.88%, 5/15/20		4,463	4,820,040
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (a)		6,568	7,011,340
6.63%, 11/15/22 (a)		9,280	9,871,600
Spectrum Brands, Inc., 6.75%, 3/15/20		642	690,953

			22,393,933
Independent Power Producers & Energy Traders — 0.7%
Calpine Corp.:
7.50%, 2/15/21 (a)		5,126	5,593,747
6.00%, 1/15/22 (a)		5,544	5,682,600
5.88%, 1/15/24 (a)		17,489	17,095,497
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		2,794	2,877,613
Series C, 9.68%, 7/02/26		22,257	22,924,710
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (a)		2,585	2,837,037
Mirant Mid Atlantic Pass-Through Trust, 9.13%, 6/30/17		6,959	7,498,540
NRG Energy, Inc.:
7.63%, 1/15/18		7,693	8,770,020
7.63%, 5/15/19		11,935	12,621,263
7.88%, 5/15/21		5,860	6,489,950

			92,390,977
Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		16,380	17,199,000
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		5,785	6,161,025
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	1,990	3,319,083
Galaxy Finco Ltd., 7.88%, 11/15/21		640	1,057,429
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (a)	USD	6,230	6,401,325
MGIC Investment Corp., 2.00%, 4/01/20 (h)		1,876	2,588,880
Radian Group, Inc.:
3.00%, 11/15/17 (h)		2,216	3,143,950
2.25%, 3/01/19 (h)		5,448	7,988,130

			47,858,822
Internet Software & Services — 0.9%
Adria Bidco BV, 7.88%, 11/15/20	EUR	5,135	7,113,695
IAC/InterActiveCorp, 4.88%, 11/30/18 (a)	USD	12,878	13,167,755
VeriSign, Inc., 4.63%, 5/01/23		13,014	12,428,370
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		33,080	36,222,600
10.13%, 7/01/20		43,253	49,849,083

			118,781,503
IT Services — 0.6%
APX Group, Inc.:
6.38%, 12/01/19		18,285	18,559,275

Corporate Bonds	Par (000)		Value
IT Services (concluded)
8.75%, 12/01/20	USD	28,562	$29,133,240
8.75%, 12/01/20 (a)		8,215	8,358,763
Cerved Group SpA, 8.00%, 1/15/21	EUR	2,009	2,922,709
Cerved Technologies SpA, 6.38%, 1/15/20		4,154	6,032,986
WEX, Inc., 4.75%, 2/01/23 (a)	USD	15,141	13,929,720

			78,936,693
Life Sciences Tools & Services — 0.1%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		14,574	16,395,750
Machinery — 0.1%
DH Services Luxembourg S.a.r.l, 7.75%, 12/15/20 (a)		3,400	3,612,500
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (a)		1,570	1,691,675
SPX Corp., 6.88%, 9/01/17		3,634	4,106,420

			9,410,595
Media — 6.1%
Altice Financing SA, 6.50%, 1/15/22 (a)		19,610	19,806,100
AMC Networks, Inc.:
7.75%, 7/15/21		8,319	9,358,875
4.75%, 12/15/22		3,549	3,380,423
Cablevision Systems Corp., 5.88%, 9/15/22 (i)		13,883	13,292,973
Catalina Marketing Corp., 11.63%, 10/01/17 (a)(j)		17,439	18,136,917
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		19,275	17,998,031
5.13%, 2/15/23		21,395	19,843,863
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(c)(d)		14,769	11,833,661
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)		13,690	12,834,375
Clear Channel Communications, Inc.:
9.00%, 12/15/19		25,852	26,369,040
9.00%, 3/01/21		30,228	30,530,280
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		13,701	13,889,389
Series B, 7.63%, 3/15/20		12,860	13,519,075
Series B, 6.50%, 11/15/22		43,328	44,248,720
DISH DBS Corp.:
4.25%, 4/01/18		18,705	19,079,100
5.13%, 5/01/20		43,581	43,689,953
5.88%, 7/15/22		33,895	33,895,000
5.00%, 3/15/23		2,550	2,377,875
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		5,905	6,244,537
Gannett Co., Inc.:
5.13%, 10/15/19 (a)		6,686	6,953,440
5.13%, 7/15/20 (a)		4,096	4,147,200
6.38%, 10/15/23 (a)		10,252	10,610,820
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		6,880	7,619,600
Lamar Media Corp., 5.00%, 5/01/23		21,000	19,950,000
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		5,241	5,686,485
Lynx I Corp.:
5.38%, 4/15/21 (a)		2,170	2,170,000
6.00%, 4/15/21	GBP	38,634	65,735,629
Lynx II Corp.:
6.38%, 4/15/23 (a)	USD	4,143	4,215,503
7.00%, 4/15/23	GBP	4,500	7,749,883
The McClatchy Co., 9.00%, 12/15/22	USD	13,896	15,285,600
MDC Partners, Inc., 6.75%, 4/01/20 (a)		10,055	10,520,044

28	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)	USD	12,955	$13,052,163
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		11,901	12,436,545
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		3,771	4,034,970
Odeon & UCI Finco PLC:
9.00%, 8/01/18	GBP	1,770	2,960,356
9.00%, 8/01/18 (a)		3,074	5,141,319
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (a)	USD	2,591	2,681,685
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (a)		11,595	11,710,950
Regal Entertainment Group, 5.75%, 2/01/25		3,894	3,670,095
Sirius XM Holdings, Inc., 5.25%, 8/15/22 (a)		2,596	2,621,960
Sirius XM Radio, Inc.:
5.88%, 10/01/20 (a)		13,040	13,300,800
4.63%, 5/15/23 (a)		6,137	5,553,985
Time Warner Cable, Inc.:
6.55%, 5/01/37		3,044	2,816,775
6.75%, 6/15/39		20,284	19,101,483
5.88%, 11/15/40		4,180	3,615,892
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19	EUR	21,510	32,182,440
5.50%, 1/15/23 (a)	USD	14,175	13,749,750
5.75%, 1/15/23	EUR	9,400	13,322,163
5.63%, 4/15/23		1,147	1,599,946
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		7,525	12,017,950
Univision Communications, Inc.:
6.88%, 5/15/19 (a)	USD	6,936	7,412,850
8.50%, 5/15/21 (a)		16,274	17,901,400
6.75%, 9/15/22 (a)		762	834,390
5.13%, 5/15/23 (a)		19,239	19,214,951
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	6,271	11,132,198
WMG Acquisition Corp., 11.50%, 10/01/18	USD	39,952	45,944,800

			798,984,207
Metals & Mining — 3.0%
Aperam S.A.:
7.38%, 4/01/16 (a)		7,232	7,430,880
7.75%, 4/01/18 (a)		4,797	4,916,925
ArcelorMittal:
4.25%, 2/25/15		6,178	6,347,895
4.25%, 8/05/15		15,334	15,870,690
9.50%, 2/15/15		15,960	17,336,550
5.00%, 2/25/17		12,685	13,604,663
6.13%, 6/01/18		11,506	12,627,835
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	9,305	13,376,978
FMG Resources August 2006 Property Ltd.:
7.00%, 11/01/15 (a)	USD	979	1,015,713
6.00%, 4/01/17 (a)(i)		50,636	53,800,750
6.88%, 2/01/18 (a)		900	947,250
Global Brass & Copper, Inc., 9.50%, 6/01/19		8,225	9,376,500
Kaiser Aluminum Corp., 8.25%, 6/01/20		6,075	6,864,750
New Gold, Inc., 6.25%, 11/15/22 (a)		10,155	9,824,963
Novelis, Inc.:
8.38%, 12/15/17		16,828	17,963,890
8.75%, 12/15/20		60,279	67,060,387
Peninsula Energy Ltd., 0.00%, 12/14/14 (e)(f)		19,200	19,200,000
RathGibson, Inc., 11.25%, 2/15/14 (c)(d)		7,631	1
S&B Minerals Finance SCA, 9.25%, 8/15/20	EUR	6,230	9,342,000
Steel Dynamics, Inc.:
6.38%, 8/15/22	USD	12,995	14,034,600
5.25%, 4/15/23		8,202	8,202,000
Taseko Mines Ltd., 7.75%, 4/15/19		9,402	9,496,020
Vedanta Resources PLC, 8.25%, 6/07/21 (a)		2,940	2,951,025

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)	USD	65,837	$69,293,443

			390,885,708
Multiline Retail — 0.0%
Enterprise Funding Ltd., 3.50%, 9/10/20 (h)	GBP	3,300	6,019,325
Oil, Gas & Consumable Fuels — 11.5%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22	USD	11,810	12,636,700
4.88%, 5/15/23		38,181	36,844,665
Alpha Natural Resources, Inc.:
4.88%, 12/15/20 (h)		7,980	8,608,425
6.25%, 6/01/21		3,954	3,380,670
Antero Resources Finance Corp., 5.38%, 11/01/21 (a)		14,987	15,136,870
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		6,767	7,105,350
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23 (a)		6,691	6,373,177
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		31,987	34,306,057
7.50%, 4/01/20 (a)		3,399	3,500,970
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		12,024	12,595,140
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		3,195	3,322,800
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		3,917	3,995,340
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		10,442	11,433,990
Chaparral Energy, Inc., 7.63%, 11/15/22		7,205	7,709,350
Chesapeake Energy Corp.:
7.25%, 12/15/18		5,302	6,123,810
6.63%, 8/15/20		18,996	21,228,030
6.88%, 11/15/20		10,891	12,306,830
6.13%, 2/15/21 (i)		13,368	14,337,180
5.75%, 3/15/23 (i)		58,908	60,675,240
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21		33,832	36,031,080
Concho Resources, Inc.:
7.00%, 1/15/21		786	864,600
6.50%, 1/15/22		12,764	13,817,030
5.50%, 10/01/22		12,190	12,586,175
5.50%, 4/01/23		13,335	13,735,050
CONSOL Energy, Inc.:
8.00%, 4/01/17		18,675	19,678,781
8.25%, 4/01/20		15,675	16,968,187
Continental Resources, Inc.:
7.13%, 4/01/21		3,965	4,495,319
5.00%, 9/15/22		6,211	6,451,676
4.50%, 4/15/23		4,406	4,466,583
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (a)		9,068	9,294,700
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		4,035	4,241,794
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		12,135	12,559,725
Denbury Resources, Inc., 4.63%, 7/15/23		40,269	36,342,773
Diamondback Energy, Inc., 7.63%, 10/01/21 (a)		13,701	14,454,555
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		30,451	32,887,080
El Paso LLC:
7.80%, 8/01/31		6,925	7,027,261
7.75%, 1/15/32		6,917	7,021,129
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		14,890	16,565,125
7.75%, 6/15/19		12,660	13,577,850

BLACKROCK FUNDS II	DECEMBER 31, 2013	29

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20	USD	5,805	$6,697,519
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		27,560	29,661,450
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		2,285	2,382,113
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		1,790	1,810,138
Halcon Resources Corp.:
9.75%, 7/15/20 (a)		2,465	2,566,681
8.88%, 5/15/21		17,896	18,074,960
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (a)		3,272	3,509,220
Hilcorp Energy I LP/Hilcorp Finance Co.:
8.00%, 2/15/20 (a)		3,875	4,194,687
7.63%, 4/15/21 (a)		8,778	9,524,130
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20		3,830	4,002,350
IVG Finance BV, 1.75%, 3/29/17 (h)	EUR	19,400	21,788,637
Kinder Morgan, Inc.:
5.00%, 2/15/21 (a)	USD	3,083	3,036,712
5.63%, 11/15/23 (a)		21,364	20,685,415
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		28,836	32,007,960
5.50%, 2/01/22		7,475	7,437,625
Laredo Petroleum, Inc.:
9.50%, 2/15/19		22,575	25,227,563
7.38%, 5/01/22		9,650	10,470,250
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (a)		5,649	5,465,407
Linn Energy LLC/Linn Energy Finance Corp.:
7.00%, 11/01/19 (a)		6,245	6,307,450
8.63%, 4/15/20		18,640	20,131,200
7.75%, 2/01/21		3,939	4,165,493
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		5,439	5,751,743
4.50%, 7/15/23		17,842	16,726,875
MEG Energy Corp.:
6.50%, 3/15/21 (a)		45,858	48,265,545
7.00%, 3/31/24 (a)		38,292	38,770,650
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		7,155	7,351,763
Newfield Exploration Co.:
6.88%, 2/01/20		6,350	6,802,437
5.63%, 7/01/24		5,264	5,237,680
Northern Oil and Gas, Inc., 8.00%, 6/01/20		7,207	7,549,333
Oasis Petroleum, Inc.:
7.25%, 2/01/19		5,760	6,192,000
6.50%, 11/01/21		6,115	6,543,050
6.88%, 3/15/22 (a)		16,862	17,873,720
6.88%, 1/15/23		13,425	14,297,625
Ocean Rig UDW, Inc., 9.50%, 4/27/16 (a)		3,000	3,183,750
Offshore Group Investment Ltd., 7.50%, 11/01/19		4,233	4,603,387
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		6,390	6,933,150
PDC Energy, Inc., 7.75%, 10/15/22		5,605	6,053,400
Peabody Energy Corp.:
6.00%, 11/15/18		20,950	22,311,750
6.25%, 11/15/21		11,359	11,472,590
7.88%, 11/01/26		14,150	14,362,250
4.75%, 12/15/66 (h)		11,725	9,270,078
Penn Virginia Corp., 8.50%, 5/01/20		7,076	7,606,700
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		6,600	7,276,500

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
PetroBakken Energy Ltd., 8.63%, 2/01/20 (a)	USD	7,002	$7,072,020
Precision Drilling Corp.:
6.63%, 11/15/20		2,008	2,143,540
6.50%, 12/15/21		781	831,765
QEP Resources, Inc., 5.38%, 10/01/22		6,439	6,197,537
Range Resources Corp.:
8.00%, 5/15/19		5,555	5,923,019
6.75%, 8/01/20		3,331	3,605,807
5.75%, 6/01/21		3,089	3,274,340
5.00%, 8/15/22		2,403	2,360,948
5.00%, 3/15/23		6,897	6,741,817
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		1,291	1,332,958
4.50%, 11/01/23		30,923	28,139,930
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (a)		3,246	3,416,415
Rosetta Resources, Inc.:
5.63%, 5/01/21		19,375	19,326,563
5.88%, 6/01/22		15,631	15,513,767
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (a)		34,839	34,055,123
6.25%, 3/15/22 (a)		26,656	26,456,080
5.63%, 4/15/23 (a)		11,738	10,975,030
Sabine Pass LNG LP:
7.50%, 11/30/16 (i)		67,006	75,716,780
6.50%, 11/01/20		10,620	11,018,250
SandRidge Energy, Inc.:
8.75%, 1/15/20		8,848	9,533,720
7.50%, 2/15/23		14,013	14,223,195
Seven Generations Energy Ltd., 8.25%, 5/15/20 (a)		9,850	10,638,000
SM Energy Co.:
6.63%, 2/15/19		7,720	8,202,500
6.50%, 11/15/21		15,805	16,753,300
6.50%, 1/01/23		9,435	9,894,956
5.00%, 1/15/24 (a)		15,535	14,797,087
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		10,164	10,621,380
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		4,483	4,583,867
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	2,175	3,111,845
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20	USD	5,750	6,037,500
Whiting Petroleum Corp.:
6.50%, 10/01/18		4,425	4,701,563
5.00%, 3/15/19 (i)		39,124	40,004,290
5.75%, 3/15/21		16,693	17,277,255

			1,512,752,150
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		23,479	25,239,925
Cascades, Inc., 7.75%, 12/15/17		6,080	6,338,400
Clearwater Paper Corp.:
7.13%, 11/01/18		4,335	4,627,613
4.50%, 2/01/23		8,166	7,349,400
NewPage Corp., 11.38%, 12/31/14 (c)(d)		28,195	3
Sappi Papier Holding GmbH:
8.38%, 6/15/19 (a)		4,855	5,328,363
6.63%, 4/15/21 (a)		935	920,975
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		8,850	9,159,750

			58,964,429

30	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals — 1.6%
Capsugel Finance Co. SCA:
9.88%, 8/01/19	EUR	1,435	$2,206,098
9.88%, 8/01/19 (a)		4,600	7,071,812
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(g)	USD	5,660	5,766,125
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		7,518	7,649,565
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	4,903	7,116,736
Endo Finance Co., 5.75%, 1/15/22 (a)	USD	17,680	17,768,400
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		12,785	12,832,944
Omnicare, Inc., 3.75%, 4/01/42 (h)		10,164	15,347,640
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		19,168	19,814,920
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (a)		4,622	4,922,430
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)		5,749	5,892,725
Valeant Pharmaceuticals International:
6.75%, 8/15/18 (a)		53,618	58,912,777
6.88%, 12/01/18 (a)		7,912	8,465,840
6.38%, 10/15/20 (a)		6,621	6,976,879
6.75%, 8/15/21 (a)		2,389	2,532,340
7.25%, 7/15/22 (a)		4,405	4,740,881
Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21 (a)		15,759	15,837,795
VPII Escrow Corp., 7.50%, 7/15/21 (a)		7,096	7,787,860

			211,643,767
Professional Services — 0.1%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	5,225	7,775,898
Real Estate Investment Trusts (REITs) — 0.9%
Annaly Capital Management, Inc., 5.00%, 5/15/15 (h)	USD	9,543	9,656,323
DuPont Fabros Technology LP, 5.88%, 9/15/21		19,160	19,782,700
Felcor Lodging LP:
6.75%, 6/01/19		10,992	11,706,480
5.63%, 3/01/23		5,741	5,597,475
The Geo Group, Inc., 5.88%, 1/15/22 (a)		12,215	12,123,387
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (a)		9,446	9,658,535
4.88%, 11/01/20 (a)(i)		27,007	27,007,000
Host Hotels & Resorts LP, 2.50%, 10/15/29 (a)(h)		4,310	6,524,263
iStar Financial, Inc.:
1.50%, 11/15/16 (a)(h)		8,980	9,473,900
4.88%, 7/01/18		10,020	9,982,425

			121,512,488
Real Estate Management & Development — 1.9%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (g)	GBP	3,729	7,132,375
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)	USD	7,914	7,815,075
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		31,840	34,626,000
The Howard Hughes Corp., 6.88%, 10/01/21 (a)		4,997	5,196,880
Realogy Group LLC:
7.88%, 2/15/19 (a)		37,881	41,574,397
7.63%, 1/15/20 (a)		47,320	53,116,700
9.00%, 1/15/20 (a)		6,529	7,606,285
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		24,183	24,364,373
RPG Byty Sro, 6.75%, 5/01/20	EUR	8,889	12,381,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
7.75%, 4/15/20 (a)	USD	5,000	5,500,000

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
5.25%, 4/15/21 (a)	USD	9,519	$9,257,227
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (c)(d)		1,115	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	15,389	26,566,933
Series A4, 5.66%, 6/30/27		5,065	8,219,198

			243,356,943
Road & Rail — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.00%, 12/01/17 (a)(b)	USD	4,667	4,696,169
The Hertz Corp.:
4.25%, 4/01/18		6,099	6,251,475
7.50%, 10/15/18		5,615	6,057,181
6.75%, 4/15/19		7,060	7,607,150
5.88%, 10/15/20		2,250	2,331,563
7.38%, 1/15/21		13,500	14,816,250
6.25%, 10/15/22		7,780	8,032,850
Jack Cooper Finance Co., 9.25%, 6/01/20 (a)		13,104	14,119,560
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)		7,699	7,622,010

			71,534,208
Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		15,870	15,989,025
5.75%, 2/15/21 (a)		9,240	9,655,800
SunEdison, Inc.:
2.00%, 10/01/18 (a)(h)		4,320	4,830,278
2.75%, 1/01/21 (a)(h)		7,480	8,372,925

			38,848,028
Software — 3.2%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)		21,714	22,473,990
6.13%, 9/15/23 (a)		11,703	12,200,378
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		20,775	21,398,250
Epicor Software Corp., 8.63%, 5/01/19		11,222	12,175,870
First Data Corp.:
7.38%, 6/15/19 (a)		73,182	78,121,785
8.88%, 8/15/20 (a)		1,625	1,797,656
6.75%, 11/01/20 (a)		17,186	17,873,440
8.25%, 1/15/21 (a)		26,205	27,875,569
11.25%, 1/15/21 (a)		800	883,000
10.63%, 6/15/21 (a)		21,475	23,273,531
11.75%, 8/15/21 (a)		8,944	9,435,920
IMS Health, Inc.:
12.50%, 3/01/18 (a)		36,543	43,212,097
6.00%, 11/01/20 (a)		8,779	9,327,687
Infor US, Inc.:
9.38%, 4/01/19		51,392	57,816,000
10.00%, 4/01/19	EUR	2,080	3,190,535
Interactive Data Corp., 10.25%, 8/01/18	USD	23,025	25,241,156
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (a)		5,167	5,347,845
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		30,832	30,138,280
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)		15,187	16,819,603

			418,602,592
Specialty Retail — 1.8%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		10,296	11,570,130

BLACKROCK FUNDS II	DECEMBER 31, 2013	31

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Brighthouse Group PLC:
7.88%, 5/15/18	GBP	2,565	$4,374,958
7.88%, 5/15/18 (a)		400	682,255
Claire’s Stores, Inc.:
9.00%, 3/15/19 (a)	USD	13,941	15,125,985
7.75%, 6/01/20 (a)		13,033	12,120,690
CST Brands, Inc., 5.00%, 5/01/23		8,766	8,459,190
DFS Furniture Holdings PLC, 7.63%, 8/15/18	GBP	1,904	3,367,533
Dufry Finance SCA, 5.50%, 10/15/20 (a)	USD	2,777	2,846,425
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	9,289	16,805,047
8.88%, 8/15/18 (a)		5,639	10,201,707
Limited Brands, Inc., 5.63%, 2/15/22	USD	5,570	5,695,325
Michaels Stores, Inc., 7.75%, 11/01/18		6,036	6,549,060
Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21 (a)		36,225	37,855,125
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK), 6/15/18 (a)(g)		5,174	5,303,402
Party City Holdings, Inc., 8.88%, 8/01/20		22,997	25,756,640
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK), 8/15/19 (a)(g)		6,365	6,532,081
Penske Automotive Group, Inc., 5.75%, 10/01/22		17,396	17,787,410
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 12/30/24	GBP	321	518,273
Series A7, 4.77%, 6/30/33		1,023	1,588,900
QVC, Inc., 5.13%, 7/02/22	USD	2,357	2,331,325
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		4,755	5,254,275
5.75%, 6/01/22		5,964	6,202,560
5.50%, 11/01/23		11,247	11,162,647
Sonic Automotive, Inc., 5.00%, 5/15/23		2,939	2,755,313
United Rentals North America, Inc., 8.25%, 2/01/21		10,542	11,886,105

			232,732,361
Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co.:
7.75%, 5/15/18	EUR	2,189	3,192,103
6.88%, 5/01/22	USD	6,994	7,693,400
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	3,821	6,680,169
PVH Corp.:
7.38%, 5/15/20	USD	5,607	6,174,709
7.75%, 11/15/23		450	521,212
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (a)		2,912	3,159,520
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (a)		14,463	14,589,551
The William Carter Co., 5.25%, 8/15/21 (a)		7,722	7,837,830

			49,848,494
Thrifts & Mortgage Finance — 0.1%
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		8,990	9,079,900
Trading Companies & Distributors — 1.3%
Aircastle Ltd.:
6.75%, 4/15/17		7,215	8,044,725
6.25%, 12/01/19		11,147	11,941,224
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		16,545	16,627,725
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		21,526	22,952,098
H&E Equipment Services, Inc., 7.00%, 9/01/22		13,987	15,245,830

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors (concluded)
Rexel SA, 5.13%, 6/15/20	EUR	8,449	$12,233,557
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	6,115	6,780,006
7.63%, 4/15/22		45,106	50,124,043
6.13%, 6/15/23		11,520	11,692,800
5.75%, 7/15/18		8,917	9,530,044

			165,172,052
Transportation Infrastructure — 0.2%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	15,532	22,638,814
Wireless Telecommunication Services — 4.5%
Crown Castle International Corp., 5.25%, 1/15/23	USD	25,110	24,607,800
Digicel Group Ltd.:
10.50%, 4/15/18 (a)		5,119	5,477,330
8.25%, 9/30/20 (a)		28,934	29,982,857
Digicel Ltd., 6.00%, 4/15/21 (a)		63,825	61,591,125
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		13,321	12,987,975
Phones4u Finance PLC:
9.50%, 4/01/18	GBP	10,789	18,915,766
9.50%, 4/01/18 (a)		6,510	11,413,628
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)	USD	63,011	75,928,255
7.00%, 3/01/20 (a)(i)		42,404	47,280,460
11.50%, 11/15/21		40,000	52,400,000
Sprint Corp.:
7.88%, 9/15/23 (a)		92,604	99,549,300
7.13%, 6/15/24 (a)		34,195	34,707,925
T-Mobile USA, Inc.:
6.63%, 4/28/21		42,235	44,452,337
6.13%, 1/15/22		7,760	7,895,800
6.73%, 4/28/22		42,970	44,796,225
6.50%, 1/15/24		14,130	14,306,625

			586,293,408
Total Corporate Bonds — 76.8%			10,092,297,962

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.4%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		57,910	56,430,499
Airlines — 0.6%
American Airlines:
Term Loan, 0.00%, 12/31/49 (f)		12,645	12,012,750
Term Loan, 0.00%, 12/31/49 (f)		8,435	8,013,250
Term Loan, 0.00%, 12/31/49 (f)		5,000	4,750,000
Term Loan, 0.00%, 12/31/49 (f)		1,000	950,000
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 3.50%, 6/10/16		3,410	3,418,155
Delta Air Lines, Inc., Term Loan, 3.49%, 9/16/15		1,890	1,828,780
Genesee & Wyoming, Inc. (RP Acquisition Company Two), Term Loan, 1.92%, 9/29/17		9,828	9,816,213
Northwest Airlines, Inc.:
Term Loan B757-200, 1.62%, 9/10/18		7,027	6,201,033
Term Loan B757-200, 1.62%, 9/10/18		6,966	6,147,127
Term Loan B757-300, 1.62%, 3/10/17		6,919	6,105,986
Term Loan B757-300, 2.24%, 3/10/17		7,986	7,367,414

32	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Airlines (concluded)
Term Loan B757-300, 2.24%, 3/10/17	USD	7,973	$7,355,093

			73,965,801
Auto Components — 0.5%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.11%, 12/29/14		40,597	40,089,927
Tranche C Term Loan, 2.11%, 12/28/15		26,516	26,184,326
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		2,805	2,832,349

			69,106,602
Building Products — 0.2%
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		16,684	16,704,979
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		13,796	13,683,635

			30,388,614
Capital Markets — 0.2%
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		15,788	15,785,914
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		5,811	5,818,573

			21,604,487
Chemicals — 0.4%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		27,770	26,555,409
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems US Holdings, Inc. (FKA Flash Dutch 2 BV), Initial Euro Term Loan, 5.25%, 1/18/20	EUR	933	1,298,442
Ineos US Finance LLC, Cash Dollar Term Loan, 4.00%, 5/04/18	USD	5,560	5,574,229
Oxea Finance & Cy S.C.A. (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 6/05/20		12,840	13,056,739

			46,484,819
Commercial Services & Supplies — 0.5%
GCA Services Group, Inc., Initial Loan (Second Lien), 9.25%, 11/01/20		1,620	1,639,246
HD Supply, Inc., Term Loan B, 4.50%, 10/12/17		23,189	23,375,504
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		17,733	17,551,540
Spin Holdco, Inc.:
Initial Term Loan (First Lien), 4.25%, 11/14/19		9,372	9,412,560
Term Loan B, 4.25%, 11/14/19		10,895	10,942,720
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 12/11/20		8,030	8,245,846

			71,167,416
Communications Equipment — 0.5%
Alcatel-Lucent USA, Inc., U.S. Term Loan, 5.75%, 1/30/19		59,665	59,873,765
Computers & Peripherals — 0.2%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		21,276	21,188,978
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Term Loan B, 4.75%, 11/18/20		15,261	15,332,836
Containers & Packaging — 0.1%
Ardagh Hdgs USA, Inc., Term Loan B, 4.75%, 12/05/19		8,005	8,045,025

Floating Rate Loan Interests (b)	Par (000)		Value
Containers & Packaging (concluded)
Tekni-Plex, Inc., Term Loan, 5.50% - 6.50%, 8/31/19	USD	9,497	$9,497,275

			17,542,300
Diversified Telecommunication Services — 0.1%
Avaya, Inc., Term B-5 Loan, 8.00%, 3/31/18		3,999	4,052,312
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		5,071	5,082,364
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		3,845	3,871,454

			13,006,130
Electric Utilities — 0.1%
Sandy Creek Energy Associates L.P., Term Loan, 5.00%, 11/04/20		9,405	9,394,560
Energy Equipment & Services — 0.2%
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC):
Second Term Loan, 5.75%, 3/28/19		9,893	10,001,291
Term Loan, 5.00%, 10/25/17		12,824	12,904,608

			22,905,899
Food & Staples Retailing — 0.5%
Alliance Boots Ltd. (FKA AB Acquisitions UK Topco 2 Ltd.):
Facility B1, 3.47%, 7/09/15	GBP	24,310	40,195,149
Facility B4, 3.97%, 7/10/17		4,250	7,024,661
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/31/20	USD	8,395	8,552,406
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		3,730	3,817,431

			59,589,647
Food Products — 0.0%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		6,930	6,834,712
Health Care Providers & Services — 0.2%
Genesis HealthCare Corp., Loan, 10.00% - 10.75%, 12/04/17		7,013	7,083,240
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		6,692	6,474,171
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		10,102	10,089,125

			23,646,536
Hotels, Restaurants & Leisure — 2.8%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		212,460	211,132,125
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		91,717	92,404,486
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/11/20		26,050	26,014,832
MGM Resorts International (MGM Grand Detroit LLC), Term Loan B, 3.50%, 12/20/19		8,538	8,553,958
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		23,795	24,033,139
Travelport LLC (FKA Travelport, Inc.):
Tranche 1 Loan, 9.50%, 1/31/16		3,088	3,188,184
Tranche 2 Loan, 4.00% (4.00% Cash or 4.38% PIK), 12/01/16 (g)		6,583	6,698,510

			372,025,234
Independent Power Producers & Energy Traders — 0.0%
Calpine Corp., Term Loan, 4.00%, 4/01/18		5,663	5,695,332

BLACKROCK FUNDS II	DECEMBER 31, 2013	33

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Insurance — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19	USD	11,241	$11,269,554
Internet Software & Services — 0.4%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		51,872	51,884,337
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Initial Term Loan, 7.25%, 12/14/18		6,841	6,886,529
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		4,490	4,514,186

			11,400,715
Machinery — 0.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II US Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		14,265	14,279,907
INA Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility C, 4.25%, 1/27/17		18,700	18,832,396
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 4/01/18		6,470	6,483,565

			39,595,868
Media — 0.7%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Original Term Loan, 4.75%, 7/03/14		7,781	6,039,988
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.81%, 1/29/16		3,451	3,338,515
Tranche C Term Loan, 3.81%, 1/29/16		2,616	2,500,938
Tranche D Term Loan, 6.92%, 1/30/19		38,576	36,792,218
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term Loan B, 4.25%, 6/29/18		7,168	7,187,792
Tribune Co., Term Loan, 4.00%, 11/05/20		22,625	22,483,594
Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20		2,923	2,935,331
Virgin Media Investment Holdings Ltd., Facility B, 3.50%, 6/08/20		15,320	15,342,980

			96,621,356
Metals & Mining — 0.6%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20		31,214	31,955,460
FMG Resources (August 2006) Property Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19		45,800	46,358,654
Walter Energy, Inc. (FKA Walter Industries, Inc.), Term Loan B, 6.75%, 4/02/18		1,758	1,722,071

			80,036,185
Multiline Retail — 0.1%
Hema Holding BV, Facility (Mezzanine), 5.00% (5.00% Cash or 5.18% PIK), 7/05/17 (g)	EUR	9,656	12,071,648
Oil, Gas & Consumable Fuels — 0.4%
American Energy — Utica LLC, Loan, 11.00%, 9/09/18	USD	24,821	24,820,970
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		28,730	29,304,600
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		4,996	5,045,992

			59,171,562

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals — 0.2%
Aptalis Pharma Inc. (Aptalis Pharma Canada Inc.), Term Loan B, 6.00%, 9/24/20	USD	8,052	$8,185,790
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		9,235	9,361,981
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		2,806	2,771,316
Term B-3 Loan, 7.75%, 5/15/18		1,163	1,149,021

			21,468,108
Professional Services — 0.1%
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		10,972	10,969,690
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		17,808	17,902,103
Real Estate Management & Development — 0.1%
Realogy Group LLC:
Extended Synthetic Commitment, 0.02% - 4.40%, 10/10/16		2,501	2,526,467
Initial Term B Loan, 4.50%, 3/05/20		16,297	16,464,871

			18,991,338
Software — 0.5%
First Data Corp.:
2018 Dollar Term Loan, 4.16%, 3/23/18		13,045	13,054,001
2018B New Term Loan, 4.16%, 9/24/18		4,725	4,727,646
Infor (US), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25%, 4/05/18		25,123	25,180,302
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/23/20		17,205	17,764,162

			60,726,111
Specialty Retail — 0.2%
Neiman Marcus Group Ltd., Inc., Term Loan, 5.00%, 10/16/20		19,705	19,932,199
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		5,207	5,225,301

			25,157,500
Thrifts & Mortgage Finance — 0.2%
Ocwen Loan Servicing, Initial Term Loan,, 5.00%, 2/15/18		20,882	21,106,684
Total Floating Rate Loan Interests — 11.7%			1,534,556,926

Investment Companies — 0.1%	Shares
Uranium Participation Corp. (c)		1,150,920	6,121,627

Non-Agency Mortgage-Backed Securities	Par (000)
Commercial Mortgage-Backed Securities — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		17,991	18,092,937

Other Interests (k)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp., Escrow (c)(d)		7,955	69,606

34	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Other Interests (k)	Beneficial Interest (000)		Value
Auto Components (concluded)
Lear Corp., Escrow (c)(d)	USD	7,495	$65,581

			135,187
Capital Markets — 0.1%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		9,030	1,918,875
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		5,675	1,205,938
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		5,500	1,155,000
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		2,520	535,500
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		1,000	210,000

			5,025,313
Electric Utilities — 0.0%
Mirant America Corp., Escrow (c)(d)		3,270	—
Mirant America, Inc., Escrow (c)(d)		1,880	—
Mirant Americas Generation LLC, Escrow (c)(d)		1,215	—

			—
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc., Escrow (c)(d)		3,925	—
Household Durables — 0.2%
Richland-Stryker Generation LLC (c)		10,488	140,000
Stanley-Martin, Class B Membership Units (c)		20	27,124,930

			27,264,930
Media — 0.0%
Adelphia Communications Corp., Escrow (c)(d)		27,425	3
Adelphia Communications Corp., Escrow (c)(d)		800	5,600
Adelphia Communications Corp., Escrow (c)(d)		325	2,275
Century Communications, Escrow (d)		625	6,250

			14,128
Oil, Gas & Consumable Fuels — 0.0%
Post Oak Crown IV LLC (c)		1,250	49,125
Total Other Interests — 0.3%			32,488,683

Preferred Securities
Capital Trusts	Par (000)
Chemicals — 0.2%
Solvay Finance SA, 4.20% (b)(l)		13,970	19,720,666
Commercial Banks — 0.1%
Barclays PLC, 8.00% (b)(l)		6,525	9,040,119
Diversified Financial Services — 0.2%
Bank of America Corp., 5.20% (b)(l)		14,874	13,089,120
Citigroup, Inc., 5.35% (b)(l)		8,055	7,072,290
JPMorgan Chase & Co., Series Q, 5.15% (b)(l)		11,460	10,285,350

			30,446,760
Insurance — 0.1%
AIG Life Holdings, Inc., 7.57% (a)(i)(l)		10,310	11,650,300
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(l)		2,827	2,798,730
Total Capital Trusts — 0.6%			73,656,575

Preferred Stocks	Shares	Value
Auto Components — 0.8%
Dana Holding Corp., 4.00%	554,611	$91,580,141
The Goodyear Tire & Rubber Co., 5.88%	228,280	15,260,518

		106,840,659
Commercial Banks — 0.4%
Citigroup, Inc., 6.88%	1,025,000	25,973,500
Citigroup, Inc., 7.13%	1,180,000	30,609,200
Royal Bank of Scotland Group PLC, 7.25%	84,000	2,016,000

		58,598,700
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., 5.75%	6,840	7,695,000
Total Preferred Stocks — 1.3%		173,134,359

Trust Preferreds
Diversified Financial Services — 1.0%
GMAC Capital Trust I, 8.13%, 2/15/40 (b)	5,191,346	138,816,592
Total Preferred Securities — 2.9%		385,607,526

Warrants (m)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	253,521	—
Hotels, Restaurants & Leisure — 0.0%
BLB Worldwide Holdings, Inc. (Expires 11/08/17)	500	300,000
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19)	11,931	26,517
Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15) (e)	136,259,718	979,629
Peninsula Energy Ltd. (Expires 12/31/15) (e)	78,447,216	371,240

		1,350,869
Total Warrants — 0.0%		1,677,386
Total Long-Term Investments (Cost — $12,811,461,694) — 101.0%		13,272,122,697

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (n)(o)	150,497,044	150,497,044
Total Short-Term Securities (Cost — $150,497,044) — 1.2%		150,497,044

Options Purchased
(Cost — $104,182) — 0.0%		1
Total Investments — 102.2% (Cost — $12,962,062,920*)		13,422,619,742
Liabilities in Excess of Other Assets — (2.2)%		(286,303,873)

Net Assets — 100.0%		$13,136,315,869

BLACKROCK FUNDS II	DECEMBER 31, 2013	35

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Notes to Consolidated Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,990,968,971

Gross unrealized appreciation	$602,708,198
Gross unrealized depreciation	(171,057,427)

Net unrealized appreciation	$431,650,771

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2013	Shares/Par Purchased	Shares/ Par Sold	Shares/Par Held at December 31, 2013	Value Held at December 31, 2013	Income
Peninsula Energy Ltd.	255,393,495	6,910,202	—	262,303,697	$4,400,224	—
Peninsula Energy Ltd.	$19,200,000	—	—	$19,200,000	$19,200,000	$522,133
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	78,447,216	—	—	78,447,216	$371,240	—
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	132,804,617	3,455,101	—	136,259,718	$979,629	—
Richland-Stryker Generation LLC	10,487,500	—	—	10,487,500	$140,000	—

(f)	Zero-coupon bond.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Convertible security.

(i)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	46,057,742	104,439,302	150,497,044	$20,143

(o)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	(0.75)%	3/05/13	Open	$6,978,185	$6,934,135
Deutsche Bank Securities, Inc.	(0.25)%	3/06/13	Open	4,952,644	4,942,292
Barclays Capital, Inc.	0.60%	11/12/13	Open	28,312,500	28,336,566
BNP Paribas Securities Corp.	0.58%	11/13/13	Open	64,509,000	64,560,966
Deutsche Bank Securities, Inc.	(0.50)%	11/14/13	Open	4,005,000	4,002,274
Barclays Capital, Inc.	0.60%	11/18/13	Open	34,849,350	34,875,487
Deutsche Bank Securities, Inc.	0.59%	11/18/13	Open	24,873,000	24,891,344
Barclays Capital, Inc.	0.60%	11/27/13	Open	47,790,000	47,818,674
RBC Capital Markets LLC	0.40%	12/12/13	Open	10,508,000	10,510,452
RBC Capital Markets LLC	0.60%	12/12/13	Open	60,702,000	60,723,246

36	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows: (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.60%	12/12/13	Open	$37,632,000	$37,645,171
RBC Capital Markets LLC	0.60%	12/12/13	Open	32,375,110	32,386,441
Total				$357,486,789	$357,627,048

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of December 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
(1,074)	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	USD	98,861,700	$(2,368,020)

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	26,754,000	USD	36,795,418	Barclays Bank PLC	1/22/14	$9,638
EUR	18,641,855	USD	25,664,204	Citibank N.A.	1/22/14	(18,899)
USD	704,405,042	EUR	521,637,000	Barclays Bank PLC	1/22/14	(13,202,753)
USD	5,440,710	EUR	3,983,000	BNP Paribas S.A.	1/22/14	(38,640)
USD	1,528,613	EUR	1,118,000	Citibank N.A.	1/22/14	(9,402)
USD	12,355,766	EUR	9,124,000	Citibank N.A.	1/22/14	(195,976)
USD	26,004,369	EUR	19,135,000	Deutsche Bank AG	1/22/14	(319,348)
USD	8,847,621	EUR	6,530,000	HSBC Bank USA N.A.	1/22/14	(135,597)
USD	19,616,895	EUR	14,417,000	Royal Bank of Canada	1/22/14	(216,345)
GBP	4,229,000	USD	6,925,783	Barclays Bank PLC	1/23/14	76,155
USD	8,819,848	AUD	9,294,000	Deutsche Bank AG	1/23/14	534,132
USD	49,353,797	CAD	51,114,000	Barclays Bank PLC	1/23/14	1,263,087
USD	457,519,556	GBP	283,472,000	Barclays Bank PLC	1/23/14	(11,823,872)
USD	332,269	GBP	208,285	Citibank N.A.	1/23/14	(12,588)
USD	15,463,178	GBP	9,672,000	Deutsche Bank AG	1/23/14	(550,713)
USD	12,820,852	GBP	7,985,000	UBS AG	1/23/14	(399,880)
Total						$(25,041,001)

•	OTC options purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	107	$1

•	OTC credit default swaps – buy protection outstanding as of December 31, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Channel Communications, Inc.	5.00%	Barclays Bank PLC	3/20/16	USD	3,773	$154,380	$402,782	$(248,402)
Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	3/20/16	USD	7,547	308,760	775,165	(466,405)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	2,008	632,991	585,528	47,463
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	2,008	632,990	522,490	110,500
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	2,008	632,990	576,551	56,439

BLACKROCK FUNDS II	DECEMBER 31, 2013	37

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	OTC credit default swaps – buy protection outstanding as of December 31, 2013 were as follows: (concluded)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cooper Tire & Rubber Co.	5.00%	Goldman Sachs International	12/20/18	USD	8,800	$(893,323)	$73,728	$(967,051)
Cooper Tire & Rubber Co.	5.00%	Goldman Sachs International	12/20/18	USD	4,325	(439,048)	(67,594)	(371,454)
Cooper Tire & Rubber Co.	5.00%	Goldman Sachs International	12/20/18	USD	4,325	(439,048)	10,842	(449,890)
Total						$590,692	$2,879,492	$(2,288,800)

•	OTC credit default swaps – sold protection outstanding as of December 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	7,464	$(1,628,821)	$(1,477,916)	$(150,905)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC-	USD	2,008	(243,160)	(263,039)	19,879
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC-	USD	2,008	(243,159)	(263,382)	20,223
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC-	USD	2,008	(243,160)	(215,776)	(27,384)
Realogy Group LLC	5.00%	JPMorgan Chase Bank N.A.	9/20/15	B-	USD	5,000	354,377	(126,310)	480,687
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	5,240	(1,375,438)	(1,153,940)	(221,498)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	2,555	(670,597)	(505,627)	(164,970)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	USD	6,712	(1,761,636)	(826,913)	(934,723)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	9,176	(2,408,404)	(2,269,444)	(138,960)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	2,126	(558,045)	(456,037)	(102,008)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	1,173	(360,639)	(218,212)	(142,427)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	1,140	(350,277)	(187,645)	(162,632)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	2,373	(729,274)	(370,249)	(359,025)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	1,240	(381,043)	(208,559)	(172,484)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	11,182	(3,437,023)	(2,228,270)	(1,208,753)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	9,976	(3,066,393)	(1,527,680)	(1,538,713)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	3,718	(1,142,729)	(779,231)	(363,498)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	3,718	(1,142,729)	(779,231)	(363,498)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	2,598	(798,548)	(492,450)	(306,098)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC-	USD	1,292	(397,047)	(231,225)	(165,822)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	CCC-	USD	6,960	(2,371,127)	(1,186,892)	(1,184,235)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	15,106	(5,146,350)	(3,293,526)	(1,852,824)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	14,700	(5,007,985)	(3,160,851)	(1,847,134)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	7,602	(2,589,833)	(1,687,649)	(902,184)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	4,277	(1,457,221)	(775,105)	(682,116)

38	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	OTC credit default swaps – sold protection outstanding as of December 31, 2013 were as follows: (concluded)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	USD	7,162	$(2,440,101)	$(1,291,532)	$(1,148,569)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC-	USD	5,135	(1,922,782)	(1,576,861)	(345,921)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC-	USD	27,152	(10,166,986)	(5,558,373)	(4,608,613)
Community Health Systems, Inc.	5.00%	BNP Paribas S.A.	9/20/16	Not Rated	USD	2,000	184,359	(119,533)	303,892
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	1,140	(503,815)	(299,788)	(204,027)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	8,421	(3,722,819)	(2,380,630)	(1,342,189)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	7,008	(3,098,417)	(1,759,631)	(1,338,786)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	2,320	(1,025,823)	(619,504)	(406,319)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	BB-	USD	11,410	2,292,620	(47,740)	2,340,360
CCO Holdings LLC/CCO Holdings Capital Corp.	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	16,770	3,612,654	(1,505)	3,614,159
Smithfield Foods, Inc.	5.00%	Credit Suisse International	6/20/18	BB-	USD	6,092	772,086	688,382	83,704
Techem GmbH	5.00%	Credit Suisse International	9/20/18	B+	EUR	6,400	906,838	658,654	248,184
Techem GmbH	5.00%	Credit Suisse International	9/20/18	B+	EUR	2,084	295,289	221,778	73,511
Techem GmbH	5.00%	Credit Suisse International	12/20/18	B+	EUR	2,120	295,919	219,530	76,389
Level 3 Communications, Inc.	5.00%	Goldman Sachs Bank USA	6/20/19	CCC+	USD	14,000	1,549,636	(970,893)	2,520,529
Total							$(50,127,603)	$(37,522,805)	$(12,604,798)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC total return swaps outstanding as of December 31, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
iBoxx US Dollar Liquid High Yield Index	3-month LIBOR[1]	Credit Suisse International	3/20/14	USD	100,000	$3,282,003	—	$3,282,003

[1]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer

BLACKROCK FUNDS II	DECEMBER 31, 2013	39

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$43,234,749	$274,929,209	$318,163,958
Common Stocks	$674,915,754	12,864,161	195,335,777	883,115,692
Corporate Bonds	—	9,936,614,878	155,683,084	10,092,297,962
Floating Rate Loan Interests	—	1,399,183,127	135,373,799	1,534,556,926
Investment Companies	6,121,627	—	—	6,121,627
Non-Agency Mortgage-Backed Securities	—	—	18,092,937	18,092,937
Other Interests	—	5,033,188	27,455,495	32,488,683
Preferred Securities	311,950,951	73,656,575	—	385,607,526
Warrants	1,279,629	—	397,757	1,677,386
Short-Term Securities	150,497,044	—	—	150,497,044
Options Purchased:
Equity Contracts	—	1	—	1
Total	$1,144,765,005	$11,470,586,679	$807,268,058	$13,422,619,742

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$9,995,919	—	$9,995,919
Foreign currency exchange contracts	—	1,883,012	—	1,883,012
Interest rate contracts	—	3,282,003	—	3,282,003
Liabilities:
Credit contracts	—	(24,889,517)	—	(24,889,517)
Equity contracts	$(2,368,020)	—	—	(2,368,020)
Foreign currency exchange contracts	—	(26,924,013)	—	(26,924,013)
Total	$(2,368,020)	$(36,652,596)	—	$(39,020,616)

[1] Derivative financial instruments are swaps, foreign currency exchange contracts and options written. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$70,018,929	—	—	$70,018,929
Foreign currency at value	403,937	—	—	403,937
Cash pledged for financial futures contracts	4,500,000	—	—	4,500,000
Cash pledged as collateral for OTC derivatives	84,160,000	—	—	84,160,000
Liabilities:
Reverse repurchase agreements	—	$(357,627,048)	—	(357,627,048)
Cash received as collateral for reverse repurchase agreements	—	(264,000)	—	(264,000)
Cash received as collateral for OTC derivatives	—	(7,900,000)	—	(7,900,000)
Total	$159,082,866	$(365,791,048)	—	$(206,708,182)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

40	BLACKROCK FUNDS II	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Options Purchased	Warrants	Total
Assets:
Opening Balance, as of September 30, 2013	$136,358,189	$61,838,271	$70,775,109	$178,617,570	—	$37,933,490	$1	$453,736	$485,976,366
Transfers into Level 3	2,313,786	5,413,973	—	17,306,650	—	—	—	—	25,034,409
Transfers out of Level 3	(13,153,275)	—	(1,473,920)	(41,879,029)	—	—	(1)	—	(56,506,225)
Accrued discounts/premiums	183,757	—	12,596	383,303	$(306)	—	—	—	579,350
Net realized gain (loss)	45,052	4,967	248,259	1,530,740	—	—	—	—	1,829,018
Net change in unrealized appreciation/depreciation[2]	1,480,196	(4,275,265)	1,814,007	2,491,957	12,288	(10,477,995)	—	(55,979)	(9,010,791)
Purchases	149,636,504	132,780,350	100,501,174	48,624,683	18,080,955	—	—		449,623,666
Sales	(1,935,000)	(426,519)	(16,194,141)	(71,702,075)	—	—	—	—	(90,257,735)
Closing Balance, as of December 31, 2013	$274,929,209	$195,335,777	$155,683,084	$135,373,799	$18,092,937	$27,455,495	—	$397,757	$807,268,058

[2]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $(8,177,021).

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of December 31, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $653,644,502. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$25,165,254	Cost[3]	N/A	—
	17,743,469	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[4]	CAD[7] 0.32	x
			PV-10 Multiple[4,5]	0.13	x
	12,212,935	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[4]	CAD[7] 0.51	x
			PV-10 Multiple[4,5]	0.23	x
	1,434,069	Market Comparable Companies	Forecasted EBITDA Multiple[4]	3.50	x
	11,154,125	Market Comparable Companies	Offshore Last 12 Months EBIDTA Multiple[4]	6.50	x
			Offshore Current Fiscal Year EBITDA Multiple[4]	6.88	x
			Onshore EBITDA multiple[4]	4.00	x
			Onshore Current Fiscal Year EBITDA Multiple[4]	3.88	x
Corporate Bonds[1]	19,200,000	Cost[3]	N/A	—
	9,175,642	Par	Call Price[4]	—
	29,820,000	Market Comparable Companies	Last 12 Months EBITDA Multiple[4]	10.00	x
Other Interests[2]	27,124,930	Discounted Cash Flow	Perpetuity Growth Rate[4]	3.50%
			Weighted Cost of Capital[6]	12.00%
			Free Cash Flow[4]	$23.90 -35.20	[8]
	195,375	Estimated Recovery Value	Recovery Rate[4]	1.00% - 3.93%
Warrants	397,757	Black-Scholes	Implied Volatility[4]	16.50% - 70.83%
Total	$153,623,556

[1]

For the period ended December 31, 2013, the valuation technique for certain investments classified as corporate bonds changed to utilizing par value. Market information previously utilized to determine fair value under the market approach no longer applied to this investment; therefore, the par value is considered to be a more relevant measure of fair value for this investment.

[2]

For the period ended December 31, 2013, the valuation technique for certain investments classified as other interests changed to utilize the company’s financial restructuring plan. The investments were previously valued utilizing a market or income approach. The financial restructuring plan information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[3]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

[4]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

BLACKROCK FUNDS II	DECEMBER 31, 2013	41

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

[5]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount rate of 10%.

[6]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[7]	Canadian Dollar

[8]	Amount is stated in millions.

42	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%	Par (000)		Value
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1, 0.35%, 1/25/47 (a)	USD	56	$55,703

Corporate Bonds
Diversified Financial Services — 0.0%
The Bear Stearns Cos. LLC, 2.98%, 3/10/14 (a)		340	338,606

Foreign Government Obligations
Canada — 0.2%
Canadian Government Bond, 1.50%, 12/01/44	CAD	4,860	5,131,034
Germany — 6.3%
Federal Republic of Germany:
1.50%, 4/15/16	EUR	103,180	171,788,520
0.75%, 4/15/18		12,995	19,731,012

			191,519,532
Greece — 0.0%
Hellenic Republic, 14.87%, 10/15/42 (a)		4,550	73,231
Italy — 4.8%
Buoni Poliennali Del Tesoro, 2.10%, 9/15/16		97,970	148,619,872
Japan — 1.4%
Government of Japan (10 Year), 0.10%, 9/10/23	JPY	4,270,800	42,878,490
New Zealand — 0.4%
New Zealand Government Bond, 3.00%, 9/20/30	NZD	13,939	11,475,384
Total Foreign Government Obligations — 13.1%			399,697,543

Non-Agency Mortgage-Backed Securities(000)
Collateralized Mortgage Obligations — 0.7%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.51%, 3/25/35 (a)(b)	USD	12,980	11,003,022
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.44%, 5/25/37 (a)		14,913	10,723,930

			21,726,952
Commercial Mortgage-Backed Securities — 0.4%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.80%, 8/10/45 (a)(c)		12,000	13,176,816
Total Non-Agency Mortgage-Backed Securities — 1.1%			34,903,768

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, 2.37%, 6/01/34 (a)		111	117,629

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27 (d)	USD	282,965	$325,432,479
2.00%, 1/15/26		76,262	84,417,087
1.75%, 1/15/28		109,020	116,709,600
3.63%, 4/15/28		93,867	124,157,605
2.50%, 1/15/29 (e)		80,335	94,398,168
3.88%, 4/15/29		98,393	134,832,598
3.38%, 4/15/32		14,459	19,234,776
2.13%, 2/15/40-2/15/41 (e)		110,951	124,653,448
0.75%, 2/15/42		91,621	73,647,874
0.63%, 2/15/43		48,301	37,135,612
U.S. Treasury Inflation Indexed Notes:
2.00%, 1/15/14-1/15/16 (c)		235,061	237,467,150
1.25%, 4/15/14-7/15/20		177,545	183,253,846
1.63%, 1/15/15-1/15/18		26,766	27,613,323
0.50%, 4/15/15		150,838	154,136,041
1.88%, 7/15/15-7/15/19		56,513	62,776,773
0.13%, 4/15/16-1/15/23 (c)		1,039,510	1,037,421,192
2.50%, 7/15/16		99,715	109,397,365
2.63%, 7/15/17		832	935,438
1.38%, 7/15/18-1/15/20		103,364	111,287,845
2.13%, 1/15/19		18,608	20,777,963
1.13%, 1/15/21		156,223	164,179,507
0.63%, 7/15/21		2,519	2,556,798
0.38%, 7/15/23 (c)		71,153	68,618,310
Total U.S. Treasury Obligations — 108.2%			3,315,040,798
Total Long-Term Investments (Cost — $3,716,577,456) — 122.4%			3,750,154,047

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)		14,932,819	14,932,819
Total Short-Term Securities (Cost — $14,932,819) — 0.5%			14,932,819

Options Purchased
(Cost — $14,906,749) — 0.6%			17,223,538
Total Investments Before Options Written (Cost — $3,746,417,024*) — 123.5%			3,782,310,404

Options Written
(Premiums Received — $6,396,771) — (0.2)%			(5,658,693)
Total Investments Net of Options Written — 123.3%			3,776,651,711
Liabilities in Excess of Other Assets — (23.3)%			(714,242,880)

Net Assets — 100.0%			$3,062,408,831

BLACKROCK FUNDS II	DECEMBER 31, 2013	43

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,746,335,725

Gross unrealized appreciation	$99,531,695
Gross unrealized depreciation	(63,557,016)

Net unrealized appreciation	$35,958,825

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	49,738,922	(34,806,103)	14,932,819	$4,628

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets, Inc.	0.00%	8/07/13	Open	$12,030,000	$12,030,000
BNP Paribas Securities Corp.	0.08%	8/30/13	Open	117,425,000	117,504,242
BNP Paribas Securities Corp.	0.10%	10/10/13	Open	194,640,000	194,749,899
BNP Paribas Securities Corp.	0.11%	10/10/13	Open	51,100,000	51,131,738
Morgan Stanley & Co. LLC	0.09%	11/05/13	Open	37,667,500	37,680,645
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	11/06/13	Open	10,900,000	10,904,568
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	11/08/13	Open	12,750,000	12,755,152
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	11/20/13	Open	38,150,000	38,161,990
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	11/25/13	Open	19,143,750	19,149,050
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	11/27/13	Open	6,381,250	6,382,617
BNP Paribas Securities Corp.	0.08%	11/29/13	Open	5,105,000	5,105,917
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	12/03/13	Open	10,887,500	10,890,078
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	12/04/13	Open	10,875,000	10,877,279
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.07%	12/11/13	Open	16,312,500	16,314,131
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.10%	12/17/13	Open	21,750,000	21,752,219
BNP Paribas Securities Corp.	0.10%	12/19/13	Open	86,900,000	86,907,685
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	12/27/13	Open	38,700,000	38,700,658
Total				$690,717,500	$690,997,868

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(123)	Canadian Government Bonds (10 Year)	Montreal	March 2014	USD	14,675,472	$194,852
(47)	Japanese Government Bonds (10 Year)	Tokyo	March 2014	USD	63,963,916	211,418
1,458	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	USD	320,486,625	(594,421)
1,956	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	USD	233,375,250	(1,614,625)

44	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
802	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	98,683,594	66,396
(1,370)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2014	USD	175,788,125	1,949,497
(331)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2014	USD	45,098,750	567,469
1,225	3-month EURIBOR	NYSE Liffe	December 2014	USD	419,750,825	929,336
(1,448)	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	360,443,400	(341,542)
(2,098)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	519,936,850	413,874
2,123	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	513,978,300	(2,062,270)
Total						$(280,016)

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	34,809,523	CHF	42,845,754	Credit Suisse International	1/15/14	$(148,492)
IND	674,490,000	USD	10,805,671	BNP Paribas S.A.	1/15/14	57,649
NOK	147,629,471	AUD	26,290,000	Credit Suisse International	1/15/14	875,424
NOK	8,153,000	USD	1,367,503	Citibank N.A.	1/15/14	(24,075)
USD	7,535,211	EUR	5,515,000	Barclays Bank PLC	1/15/14	(51,724)
USD	91,543,147	EUR	66,920,000	BNP Paribas S.A.	1/15/14	(518,085)
USD	17,287,651	JPY	1,696,005,000	BNP Paribas S.A.	1/15/14	1,181,593
USD	306,625,373	EUR	227,067,000	Barclays Bank PLC	1/22/14	(5,747,118)
USD	19,659,200	EUR	14,540,000	BNP Paribas S.A.	1/22/14	(343,249)
AUD	8,364,018	GBP	4,640,000	Deutsche Bank AG	1/23/14	(225,804)
AUD	9,681,000	USD	9,187,104	Deutsche Bank AG	1/23/14	(556,373)
EUR	6,315,000	USD	8,535,417	Deutsche Bank AG	1/23/14	152,023
GBP	4,340,000	USD	7,058,836	Barclays Bank PLC	1/23/14	126,884
NZD	14,345,000	USD	11,783,629	Deutsche Bank AG	1/23/14	(6,593)
USD	18,123,116	AUD	20,051,000	BNP Paribas S.A.	1/23/14	247,401
USD	3,446,095	CAD	3,569,000	Barclays Bank PLC	1/23/14	88,194
USD	17,319,335	JPY	1,783,126,000	Royal Bank of Canada	1/23/14	385,274
USD	26,783,407	JPY	2,756,176,000	UBS AG	1/23/14	608,448
USD	4,269,374	NZD	5,101,000	BNP Paribas S.A.	1/23/14	81,527
USD	7,308,435	NZD	9,012,000	Deutsche Bank AG	1/23/14	(90,286)
Total						$(3,907,382)

•	Inflation indexed caps outstanding as of December 31, 2013 were as follows:

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
US Consumer Price Index Urban Consumers NSA (USCPIU)	Upfront premium	Maximum of USCPIU minus 2.00% or $0	Deutsche Bank AG	5/10/14	USD	150,905	$814	$226,358	$(225,544)
US Consumer Price Index Urban Consumers NSA (USCPIU)	Upfront premium	Maximum of USCPIU minus 2.00% or $0	Deutsche Bank AG	5/10/14	USD	50,300	271	75,450	(75,179)
US Consumer Price Index Urban Consumers NSA (USCPIU)	Upfront premium	Maximum of USCPIU minus 2.00% or $0	Deutsche Bank AG	5/13/14	USD	25,125	138	37,688	(37,550)

BLACKROCK FUNDS II	DECEMBER 31, 2013	45

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	Inflation indexed caps outstanding as of December 31, 2013 were as follows: (concluded)

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPX for January 2022 divided by HIPCX for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR	14,495	(278,823)	(1,014,650)	735,827
Total							$(277,600)	$(675,154)	$397,554

•	Inflation indexed floors outstanding as of December 31, 2013 were as follows:

Reference Entity	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPX for November 2015 divided by HICPx for November 2013 minus 0.15% or $0	Upfront premium and payment at expiration	Barclays Bank PLC	11/19/15	EUR	33,500	$51,856	$67,710	$(15,854)

•	Exchange-traded options purchased as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 2-Year Mid-Curve	Put	USD	98.75	1/10/14	2,406	$1,172,925

•	OTC options purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Deutsche Bank AG	Put	USD	1.32	1/24/14	EUR	25,260	$7,433
EUR Currency	Deutsche Bank AG	Put	USD	1.35	1/24/14	EUR	25,200	62,870
Total								$70,303

•	OTC interest rate swaptions purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.84%	Receive	3-month LIBOR	10/02/14	USD	36,700	$1,041,032
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.84%	Pay	3-month LIBOR	10/02/14	USD	36,700	2,595,868
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.25%	Pay	3-month LIBOR	2/01/16	USD	86,300	3,407,538
20-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Pay	6-month EURIBOR	6/08/22	EUR	43,500	8,935,872
Total									$15,980,310

•	Exchange-traded options written as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 2-Year Mid-Curve	Put	USD	98.50	1/10/14	2,406	$(270,675)

46	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	OTC options written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Deutsche Bank AG	Call	USD	1.41	1/24/14	EUR	25,200	$(61,265)
USD Currency	Deutsche Bank AG	Call	JPY	105.25	3/18/14	USD	16,855	(297,037)
EUR Currency	Deutsche Bank AG	Put	USD	1.35	1/24/14	EUR	25,100	(62,620)
Total								$(420,922)

•	OTC interest rate swaptions written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Credit Suisse International	Call	1.25%	Pay	3-month LIBOR	6/27/14	USD	30,000	$(5,019)
5-Year Interest Rate Swap	Credit Suisse International	Call	1.25%	Pay	3-month LIBOR	8/18/14	USD	119,000	(31,535)
5-Year Interest Rate Swap	Credit Suisse International	Put	2.25%	Receive	3-month LIBOR	6/27/14	USD	30,000	(290,943)
5-Year Interest Rate Swap	Credit Suisse International	Put	2.25%	Receive	3-month LIBOR	8/18/14	USD	119,000	(1,616,627)
20-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Receive	6-month EURIBOR	6/08/22	EUR	43,500	(3,022,972)
Total									$(4,967,096)

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.48%[1]	3-month LIBOR	Chicago Mercantile	8/08/15	USD	339,100	$(931,971)
1.54%[1]	3-month LIBOR	Chicago Mercantile	8/01/18	USD	77,600	(289,922)
2.22%[1]	3-month LIBOR	Chicago Mercantile	8/09/20	USD	92,600	25,634
2.36%[1]	3-month LIBOR	Chicago Mercantile	8/29/20	USD	35,700	(296,273)
2.88%[1]	3-month LIBOR	Chicago Mercantile	7/12/23	USD	11,600	(34,167)
3.74%[1]	3-month LIBOR	Chicago Mercantile	11/26/43	USD	10,800	303,787
3.76%[1]	3-month LIBOR	Chicago Mercantile	12/13/43	USD	19,800	522,901
Total						$(700,011)

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
2.50%[1]	3-month LIBOR	Barclays Bank PLC	3/17/14	[2]	3/17/24	USD	30,200	$(1,815,917)	—	$(1,815,917)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	3/17/14	[2]	3/17/24	USD	11,500	(682,481)	—	(682,481)
Total								$(2,498,398)	—	$(2,498,398)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

BLACKROCK FUNDS II	DECEMBER 31, 2013	47

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	OTC total return swaps outstanding as of December 31, 2013 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation
Change in Return of the Consumer Price Index for All Urban Consumers	2.28%[1]	Deutsche Bank AG	1/14/14[2]	1/14/15	USD	50,000	$229,445	—	$229,445
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.68%[1]	Deutsche Bank AG	N/A	2/15/41	USD	15,000	4,591,017	153,177	4,437,840
Total							$4,820,462	$153,177	$4,667,285

[1]	Fund pays the total return of the reference entity and receives the fixed rate/floating rate. Net payment made at termination.

[2]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$55,703	—	$55,703
Corporate Bonds	—	338,606	—	338,606
Foreign Government Obligations	—	399,697,543	—	399,697,543
Non-Agency Mortgage-Backed Securities	—	34,903,768	—	34,903,768
U.S. Government Sponsored Agency Securities	—	117,629	—	117,629
U.S. Treasury Obligations	—	3,315,040,798	—	3,315,040,798
Short-Term Securities	$14,932,819	—	—	14,932,819
Options Purchased:
Foreign Currency Exchange Contracts	—	70,303	—	70,303
Interest Rate Contracts	1,172,925	15,980,310	—	17,153,235
Total	$16,105,744	$3,766,204,660	—	$3,782,310,404

48	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$3,804,417	—	$3,804,417
Interest rate contracts	$4,332,842	852,322	—	5,185,164
Other contracts	—	5,403,112	—	5,403,112
Liabilities:
Foreign currency exchange contracts	—	(8,132,721)	—	(8,132,721)
Interest rate contracts	(4,883,533)	(9,017,827)	—	(13,901,360)
Other contracts	—	(354,127)	—	(354,127)
Total	$(550,691)	$(7,444,824)	—	$(7,995,515)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value.	$17,053,952	—	—	$17,053,952
Cash pledged for centrally cleared swaps	6,500,000	—	—	6,500,000
Cash pledged as collateral for OTC derivatives	8,527,836	—	—	8,527,836
Liabilities:
Reverse repurchase agreements	—	$(690,997,868)	—	(690,997,868)
Bank overdraft.	—	(2,740,649)	—	(2,740,649)
Cash received as collateral for OTC derivatives	—	(17,230,000)	—	(17,230,000)
Total	$32,081,788	$(710,968,517)	—	$678,886,729)

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS II	DECEMBER 31, 2013	49

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2, 0.76%, 10/08/15	USD	72	$72,395
JG Wentworth XXI LLC, Series 2010-2A, Class A, 4.07%, 1/15/48 (a)		344	361,460
PFS Financing Corp., Series 2012-AA, Class A, 1.37%, 2/15/16 (a)(b)		462	462,303
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (a)		776	780,809
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17		356	368,074
Series 2012-5, Class A3, 0.83%, 12/15/16		551	551,114
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		357	357,470
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.44%, 6/15/21 (b)		441	435,918
Total Asset-Backed Securities — 3.8%			3,389,543

Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18		409	441,720
United Technologies Corp., 6.70%, 8/01/28		106	129,631

			571,351
Airlines — 2.6%
American Airlines Pass-Through Trust, Series 2013-1, Class A, 4.00%, 1/15/27 (a)		400	387,000
Continental Airlines Pass-Through Trust, Series 2009-2, Class A, 7.25%, 5/10/21		227	260,111
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (a)		650	656,500
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27		400	389,000
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 2/15/23		225	229,219
Virgin Australia 2013-1B Trust, 6.00%, 4/23/22 (a)		375	385,313

			2,307,143
Auto Components — 1.7%
Delphi Corp.:
5.88%, 5/15/19		249	263,317
5.00%, 2/15/23		450	462,937
TRW Automotive, Inc., 4.50%, 3/01/21 (a)		750	757,500

			1,483,754
Automobiles — 2.2%
Daimler Finance North America LLC, 1.25%, 1/11/16 (a)(c)		1,244	1,244,878
General Motors Co.:
3.50%, 10/02/18 (a)		416	425,360
6.25%, 10/02/43 (a)		284	295,005

			1,965,243
Biotechnology — 0.7%
Amgen, Inc.:
5.85%, 6/01/17		375	425,474
5.38%, 5/15/43		163	167,355

			592,829

Corporate Bonds	Par (000)		Value
Capital Markets — 3.8%
The Goldman Sachs Group, Inc.:
3.30%, 5/03/15 (c)	USD	725	$746,987
5.75%, 1/24/22		4	4,503
1.84%, 11/29/23 (b)		75	76,161
6.75%, 10/01/37		250	278,136
Morgan Stanley:
5.38%, 10/15/15 (c)		675	726,010
5.55%, 4/27/17		325	362,544
5.00%, 11/24/25		375	376,121
State Street Corp.:
4.96%, 3/15/18		391	424,196
3.70%, 11/20/23		325	322,445

			3,317,103
Chemicals — 1.9%
CF Industries, Inc., 6.88%, 5/01/18		250	289,953
Linde Finance BV, 7.38%, 7/14/66 (b)	EUR	150	233,698
LyondellBasell Industries NV, 5.00%, 4/15/19	USD	500	555,311
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		600	612,750

			1,691,712
Commercial Banks — 5.3%
Amsouth Bank, Series AI, 5.20%, 4/01/15		391	409,573
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24 (a)(b)		800	810,000
CIT Group, Inc., 4.75%, 2/15/15 (a)		391	405,174
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22		622	602,712
HSBC Bank USA, N.A., 5.88%, 11/01/34		250	274,835
ING Bank NV, 5.00%, 6/09/21 (a)		250	271,757
Intesa Sanpaolo SpA, 3.13%, 1/15/16		490	499,340
Macquarie Bank Ltd., 2.00%, 8/15/16 (a)		425	429,833
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		150	151,068
Santander Holdings USA, Inc., 3.45%, 8/27/18		150	153,849
Wells Fargo & Co., 3.45%, 2/13/23		217	205,159
Wells Fargo Bank NA, 5.75%, 5/16/16		400	442,142

			4,655,442
Commercial Services & Supplies — 2.0%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		1,075	1,110,355
4.63%, 1/31/18 (a)		302	312,637
HD Supply, Inc., 11.00%, 4/15/20		300	355,500

			1,778,492
Communications Equipment — 0.5%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		400	429,000
Computers & Peripherals — 0.6%
Seagate HDD Cayman, 3.75%, 11/15/18 (a)		500	505,625
Consumer Finance — 2.2%
Capital One Financial Corp.:
6.15%, 9/01/16		250	279,621
4.75%, 7/15/21		409	434,910
Discover Financial Services, 3.85%, 11/21/22		356	337,549
SLM Corp., 3.88%, 9/10/15		817	844,574

			1,896,654

50	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19	USD	175	$193,375
Diversified Financial Services — 9.1%
Ally Financial, Inc.:
4.50%, 2/11/14		302	303,133
8.00%, 11/01/31		175	208,250
Bank of America Corp.:
7.38%, 5/15/14		295	302,342
6.00%, 9/01/17 (c)		970	1,107,538
5.88%, 2/07/42		127	145,249
Citigroup, Inc.:
6.13%, 11/21/17 (c)		775	893,349
6.00%, 10/31/33		72	75,905
CNH Capital LLC:
3.88%, 11/01/15		285	294,263
3.25%, 2/01/17 (a)		300	305,250
Ford Motor Credit Co. LLC:
1.70%, 5/09/16		400	404,577
8.13%, 1/15/20		622	777,780
General Electric Capital Corp., 5.88%, 1/14/38		250	284,779
Glencore Funding LLC, 1.70%, 5/27/16 (a)		300	300,253
Hyundai Capital America:
1.88%, 8/09/16 (a)		425	426,540
2.88%, 8/09/18 (a)		425	426,614
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		314	326,560
JPMorgan Chase & Co.:
6.30%, 4/23/19		199	234,871
3.25%, 9/23/22		260	249,163
5.63%, 8/16/43		250	264,193
Merrill Lynch & Co., Inc., 5.30%, 9/30/15 (c)		675	722,743

			8,053,352
Diversified Telecommunication Services — 3.8%
AT&T Inc., 4.30%, 12/15/42		257	217,997
Telecom Italia Capital SA, 6.00%, 9/30/34		165	142,931
Telefonica Emisiones SAU:
6.42%, 6/20/16		40	44,574
3.19%, 4/27/18		462	470,508
Verizon Communications, Inc.:
3.65%, 9/14/18		500	529,282
5.15%, 9/15/23 (c)		800	858,954
6.40%, 9/15/33		625	718,826
3.85%, 11/01/42		498	406,768

			3,389,840
Electric Utilities — 3.9%
Duke Energy Carolinas LLC, 6.10%, 6/01/37		249	284,843
Entergy Louisiana LLC, 4.05%, 9/01/23		200	203,099
Entergy Mississippi, Inc., 3.10%, 7/01/23		200	185,809
FirstEnergy Solutions Corp., 6.80%, 8/15/39		373	377,735
Jersey Central Power & Light Co., 4.70%, 4/01/24 (a)		225	222,705
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		300	328,279
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (a)		249	275,220
Ohio Power Co., Series D, 6.60%, 3/01/33		229	266,205
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/17		200	219,729
7.00%, 5/01/32		36	43,861
7.25%, 1/15/33		40	50,255
7.50%, 9/01/38		206	268,125
Puget Energy, Inc.:
6.00%, 9/01/21		175	195,701

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
5.63%, 7/15/22	USD	385	$418,689
The Toledo Edison Co.:
7.25%, 5/01/20		54	64,368
6.15%, 5/15/37		40	43,982

			3,448,605
Energy Equipment & Services — 1.9%
Petrofac Ltd., 3.40%, 10/10/18 (a)(c)		855	861,118
Transocean, Inc.:
2.50%, 10/15/17		300	303,178
6.38%, 12/15/21		250	280,929
6.80%, 3/15/38		193	214,812

			1,660,037
Food Products — 1.4%
HJ Heinz Finance Co., 7.13%, 8/01/39 (a)		400	411,000
Kellogg Co., 7.45%, 4/01/31		302	380,923
Kraft Foods Group, Inc., 6.88%, 1/26/39		329	400,669

			1,192,592
Health Care Equipment & Supplies — 0.6%
Edwards Lifesciences Corp., 2.88%, 10/15/18		550	546,790
Health Care Providers & Services — 0.5%
HCA, Inc., 7.25%, 9/15/20		189	206,010
UnitedHealth Group, Inc., 6.63%, 11/15/37		175	211,725

			417,735
Industrial Conglomerates — 0.4%
General Electric Co., 2.70%, 10/09/22		391	365,976
Insurance — 2.4%
American International Group, Inc.:
3.80%, 3/22/17 (c)		640	683,455
6.40%, 12/15/20		242	286,010
Genworth Holdings, Inc.:
7.70%, 6/15/20		200	238,120
7.63%, 9/24/21		231	274,889
International Lease Finance Corp., 6.50%, 9/01/14 (a)		77	79,599
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		163	201,205
XLIT Ltd., 2.30%, 12/15/18		360	353,588

			2,116,866
Internet Software & Services — 0.3%
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		250	273,750
IT Services — 1.1%
The Western Union Co., 3.35%, 5/22/19 (c)		1,000	998,211
Life Sciences Tools & Services — 0.7%
Life Technologies Corp., 6.00%, 3/01/20		540	620,471
Media — 2.9%
Comcast Corp., 6.95%, 8/15/37		224	275,363
COX Communications, Inc., 6.95%, 6/01/38 (a)		211	221,332
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		670	691,900
6.00%, 8/15/40		239	236,013
DISH DBS Corp., 6.63%, 10/01/14		475	494,000
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		300	295,764
News America, Inc., 6.40%, 12/15/35		315	358,078

			2,572,450
Metals & Mining — 1.2%
Barrick Gold Corp., 4.10%, 5/01/23		249	225,069

BLACKROCK FUNDS II	DECEMBER 31, 2013	51

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	USD	245	$234,474
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		121	157,980
7.13%, 7/15/28		100	122,986
Southern Copper Corp., 6.75%, 4/16/40		314	304,035

			1,044,544
Multiline Retail — 0.3%
Dollar General Corp., 4.13%, 7/15/17		214	227,208
Multi-Utilities — 1.0%
Dominion Resources, Inc., 5.25%, 8/01/33		267	281,612
Nisource Finance Corp., 5.65%, 2/01/45		200	204,869
PSEG Power LLC, 4.30%, 11/15/23		200	199,102
Sempra Energy, 6.00%, 10/15/39		197	216,397

			901,980
Oil, Gas & Consumable Fuels — 9.6%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		338	361,660
Canadian Natural Resources Ltd., 6.75%, 2/01/39		93	110,064
Continental Resources, Inc., 5.00%, 9/15/22		765	794,644
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		420	527,446
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		604	693,645
Energy Transfer Partners LP:
4.15%, 10/01/20		300	304,374
6.50%, 2/01/42		200	214,951
Enterprise Products Operating LLC, 6.45%, 9/01/40		231	265,950
Kinder Morgan Energy Partners LP, 6.38%, 3/01/41		382	412,100
MEG Energy Corp., 6.50%, 3/15/21 (a)		349	367,323
Newfield Exploration Co., 6.88%, 2/01/20		455	487,419
Petrohawk Energy Corp.:
10.50%, 8/01/14		256	258,512
7.88%, 6/01/15		29	29,761
6.25%, 6/01/19		388	427,576
Pioneer Natural Resources Co., 5.88%, 7/15/16		320	354,972
Plains Exploration & Production Co., 6.50%, 11/15/20		515	568,756
Spectra Energy Partners LP, 4.75%, 3/15/24		160	163,104
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	10,599
Valero Energy Corp., 6.63%, 6/15/37		285	325,109
Western Gas Partners LP:
2.60%, 8/15/18		425	419,772
4.00%, 7/01/22		357	340,728
The Williams Cos., Inc.:
3.70%, 1/15/23		478	417,202
7.75%, 6/15/31		122	130,811
Williams Partners LP, 4.50%, 11/15/23		440	437,010

			8,423,488
Paper & Forest Products — 0.7%
International Paper Co., 7.50%, 8/15/21		499	611,721
Pharmaceuticals — 3.5%
AbbVie, Inc., 2.90%, 11/06/22		467	436,484
Hospira, Inc., 5.20%, 8/12/20		500	518,757
Mylan, Inc., 2.60%, 6/24/18 (a)		375	375,217
Perrigo Co. PLC, 4.00%, 11/15/23 (a)		650	637,712

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22 (c)	USD	924	$836,564
Valeant Pharmaceuticals International, 6.75%, 8/15/18 (a)		214	235,133

			3,039,867
Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.:
4.50%, 1/15/18		604	647,043
3.40%, 2/15/19		300	305,416
5.90%, 11/01/21		146	159,292
4.70%, 3/15/22		281	280,872
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (a)		175	178,937
HCP, Inc., 6.75%, 2/01/41		320	378,775

			1,950,335
Road & Rail — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (a)		196	200,931
Software — 0.4%
Autodesk, Inc., 1.95%, 12/15/17		375	370,963
Specialty Retail — 1.8%
The Gap, Inc., 5.95%, 4/12/21		675	745,857
QVC, Inc.:
7.50%, 10/01/19 (a)		427	460,241
4.38%, 3/15/23		391	365,562

			1,571,660
Tobacco — 2.3%
Altria Group, Inc.:
10.20%, 2/06/39		105	163,823
5.38%, 1/31/44		225	225,932
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (a)		300	296,646
Lorillard Tobacco Co.:
3.50%, 8/04/16		344	361,972
8.13%, 6/23/19		150	182,722
7.00%, 8/04/41		288	313,202
Philip Morris International, Inc., 4.50%, 3/20/42		500	467,041

			2,011,338
Wireless Telecommunication Services — 4.1%
Alltel Corp., 7.88%, 7/01/32		314	408,801
America Movil SAB de CV:
3.13%, 7/16/22		400	369,259
6.13%, 11/15/37		394	415,934
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		231	228,801
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		604	677,284
SBA Tower Trust, 4.25%, 4/15/40 (a)		471	476,883
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		175	210,875
Sprint Corp.:
7.88%, 9/15/23 (a)		75	80,625
7.13%, 6/15/24 (a)		175	177,625
T-Mobile USA, Inc.:
6.46%, 4/28/19		175	185,937

52	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
6.54%, 4/28/20	USD	200	$212,500
6.84%, 4/28/23		175	181,563

			3,626,087
Total Corporate Bonds — 80.6%			71,024,520

Foreign Agency Obligations
Nexen Energy ULC, 5.88%, 3/10/35		356	380,197
Petrobras International Finance Co.:
3.88%, 1/27/16 (c)		800	823,570
6.88%, 1/20/40		237	224,142
Petroleos Mexicanos:
3.50%, 7/18/18		462	474,127
3.50%, 1/30/23		540	494,775
6.50%, 6/02/41		214	223,630
Statoil ASA, 5.25%, 4/15/19		432	489,613
Total Foreign Agency Obligations — 3.5%			3,110,054

Foreign Government Obligations
Argentina — 0.6%
Republic of Argentina, 7.00%, 4/17/17		600	541,500
Colombia — 0.3%
Republic of Colombia, 2.63%, 3/15/23		325	284,700
Mexico — 1.3%
United Mexican States:
4.75%, 3/08/44		973	876,916
5.75%, 10/12/10		294	271,950

			1,148,866
Total Foreign Government Obligations — 2.2%			1,975,066

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.4%
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3, 4.58%, 6/10/48		51	51,820
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB, 4.62%, 8/10/42		16	15,625
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.64%, 3/15/39 (b)		116	125,315
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (b)		131	142,154
Total Non-Agency Mortgage-Backed Securities — 0.4%			334,914

Preferred Securities
Capital Trusts
Capital Markets — 0.2%
Credit Suisse Group AG, 7.50% (a)(b)(d)		200	211,250
Commercial Banks — 0.3%
Societe Generale SA, 7.88% (a)(b)(d)		300	302,250

Preferred Securities	Par (000)		Value
Diversified Financial Services — 2.2%
Bank of America Corp., 5.20% (b)(d)	USD	400	$352,000
General Electric Capital Corp., 6.25% (b)(d)		500	516,250
ING US, Inc., 5.65%, 5/15/53 (b)		302	293,695
JPMorgan Chase & Co., 7.90% (b)(d)		224	246,960
JPMorgan Chase Capital XXI, 1.19%, 1/15/87 (b)		148	109,520
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(b)		370	393,125

			1,911,550
Insurance — 1.3%
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		320	372,960
Lincoln National Corp., 7.00%, 5/17/66 (b)		215	219,031
MetLife, Inc., 6.40%, 12/15/66		297	305,167
New York Life Insurance Co., 6.75%, 11/15/39 (a)		168	204,931
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		27	26,797

			1,128,886
Media — 1.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(d)		853	844,470
Oil, Gas & Consumable Fuels — 0.9%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		750	828,750
Total Capital Trusts — 5.9%			5,227,156

Preferred Stocks	Shares
Capital Markets — 0.5%
The Goldman Sachs Group, Inc., 5.50% (b)		19,233	428,704
Commercial Banks — 0.6%
Citigroup, Inc., 6.88%		6,000	152,040
Wells Fargo & Co., 5.85% (b)		14,541	342,731

			494,771
Wireless Telecommunication Services — 0.0%
Crown Castle International Corp., 4.50%		500	50,020
Total Preferred Stocks — 1.1%			973,495
Total Preferred Securities — 7.0%			6,200,651

Taxable Municipal Bonds	Par (000)
California State Public Works Board RB, Series G, 5.00%, 11/01/37	USD	75	75,048
Connecticut State Health & Educational Facility Authority RB, Series A-2, 5.00%, 7/01/40		225	233,836
Connecticut State Health & Educational Facility Authority RB, Series Z-1, 5.00%, 7/01/42		125	129,155
County of Miami-Dade, FL Aviation Revenue RB, Series A, 5.00%, 10/01/40		150	143,592
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/43		75	69,527
Desert Community College District GO, Series C, AGM, 5.00%, 8/01/37		175	179,016
Monroe County Industrial Development Corp. RB, Series A, 5.00%, 7/01/33		150	156,444
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		425	447,155

BLACKROCK FUNDS II	DECEMBER 31, 2013	53

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
New Jersey Economic Development Authority RB, 5.38%, 1/01/43	USD	125	$120,990
New Jersey Transportation Trust Fund Authority RB, Series AA, 5.00%, 6/15/33		200	205,258
Pajaro Valley Unified School District GO, Series A, 5.00%, 8/01/43		185	186,957
South Carolina State Public Service Authority RB:
5.00%, 12/01/48		125	122,566
5.50%, 12/01/53		125	126,611
Virginia Small Business Financing Authority RB, 5.50%, 1/01/42		125	120,340
West Basin Municipal Water District RB, Series B, 5.00%, 8/01/36		200	204,930
Total Taxable Municipal Bonds — 2.9%			2,521,425

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.5%
FREMF Mortgage Trust, Series 2012-K705, Class B, 4.31%, 9/25/44 (b)		398	407,158
U.S. Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 2/10/14		7	6,876

			414,034
Collateralized Mortgage Obligations — 1.7%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23		66	69,584
Series 2011-52, Class KB, 5.50%, 6/25/41		320	354,142
Series 2011-52, Class LB, 5.50%, 6/25/41		320	345,866
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41		426	460,474
Ginnie Mae:
Series 2006-6, Class C, 5.01%, 2/16/44 (b)		46	47,498
Series 2006-42, Class B, 5.17%, 8/16/46 (b)		200	201,957

			1,479,521
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities:
2.42%, 2/01/35 (b)		206	223,772

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
2.54%, 1/01/35 (b)	USD	45	$47,653
7.00%, 1/01/31		3	3,079
Freddie Mac Mortgage-Backed Securities, 7.00%, 12/01/29-4/01/32		6	6,887
Ginnie Mae Mortgage-Backed Securities:
1.63%, 5/20/34 (b)		47	48,238
5.50%, 4/15/33-8/15/33		14	15,589
7.00%, 9/15/31-5/15/32		13	15,065

			360,283
Total U.S. Government Sponsored Agency Securities — 2.6%			2,253,838

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bonds, 3.63%, 8/15/43		420	396,637
Total Long-Term Investments (Cost — $89,770,141) — 103.5%			91,206,648

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)		5,274,377	5,274,377
Total Short-Term Securities (Cost — $5,274,377) — 6.0%			5,274,377

Options Purchased
(Cost — $1,017,695) — 1.1%			980,391
Total Investments Before Options Written (Cost — $96,062,213*) — 110.6%			97,461,416

Options Written
(Premiums Received — $662,182) — (0.8)%			(696,811)
Total Investments Net of Options Written — 109.8%			96,764,605
Liabilities in Excess of Other Assets — (9.8)%			(8,638,381)

Net Assets — 100.0%			$88,126,224

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$96,186,611

Gross unrealized appreciation	$2,756,595
Gross unrealized depreciation	(1,481,790)

Net unrealized appreciation	$1,274,805

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Security is perpetual in nature and has no stated maturity date.

54	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,978,643	(2,704,266)	5,274,377	$410

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	$1,069,000	$1,069,330
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	824,000	824,254
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	859,000	859,265
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	799,000	799,246
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	819,000	819,253
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	1,194,000	1,194,368
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	815,000	815,251
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	961,000	961,296
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	656,000	656,202
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	695,000	695,214
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	696,000	696,215
Deutsche Bank Securities, Inc.	0.37%	12/02/13	Open	714,000	714,220
Total				$10,101,000	$10,104,114

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
53	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	USD	11,650,063	$(21,731)
21	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	USD	2,505,562	(32,576)
(73)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	8,982,422	44,676
(10)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2014	USD	1,283,125	9,420
30	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2014	USD	4,087,500	(61,905)
Total						$(62,116)

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	505,040	EUR	374,000	Barclays Bank PLC	1/22/14	$(9,466)
USD	382,363	CAD	396,000	Barclays Bank PLC	1/23/14	9,786
Total						$320

•	Exchange-traded options purchased as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Put	USD	175.00	1/18/14	95	$2,185
SPDR S&P 500 ETF Trust	Put	USD	173.00	1/18/14	95	2,090
Total						$4,275

BLACKROCK FUNDS II	DECEMBER 31, 2013	55

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

•	OTC interest rate swaptions purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Credit Suisse International	Call	2.85%	Receive	3-month LIBOR	4/30/14	USD	1,700	$6,272
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	3.25%	Receive	3-month LIBOR	7/11/14	USD	1,300	4,407
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.25%	Receive	3-month LIBOR	8/01/14	USD	1,000	4,030
30-Year Interest Rate Swap	Credit Suisse International	Call	3.83%	Receive	3-month LIBOR	10/03/14	USD	1,200	33,330
10-Year Interest Rate Swap	Credit Suisse International	Put	2.85%	Pay	3-month LIBOR	4/30/14	USD	1,700	64,924
30-Year Interest Rate Swap	Credit Suisse International	Put	3.83%	Pay	3-month LIBOR	10/03/14	USD	1,200	86,404
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	2/02/17	USD	2,500	129,179
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	USD	17,200	647,570
Total									$976,116

•	Exchange-traded options written as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Put	USD	163.00	1/18/14	190	$(1,900)

•	OTC interest rate swaptions written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	2/02/17	USD	5,000	$(90,513)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	USD	34,400	(604,398)
Total									$(694,911)

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.44%[1]	3-month LIBOR	Chicago Mercantile	8/29/14	USD	6,600	$(15,231)
0.64%[1]	3-month LIBOR	Chicago Mercantile	9/09/15	USD	12,000	(58,788)
0.39%[2]	3-month LIBOR	Chicago Mercantile	12/04/15	USD	10,000	(16,044)
1.45%[1]	3-month LIBOR	Chicago Mercantile	10/28/18	USD	1,300	12,503
2.79%[1]	3-month LIBOR	Chicago Mercantile	11/18/23	USD	900	18,473
3.71%[1]	3-month LIBOR	Chicago Mercantile	10/18/43	USD	2,600	77,629
3.80%[2]	3-month LIBOR	Chicago Mercantile	12/04/43	USD	1,000	(18,198)
Total						$344

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	OTC credit default swaps — buy protection outstanding as of December 31, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CIGNA Corp.	1.00%	Citibank N.A.	9/20/17	USD	675	$(18,819)	$(1,150)	$(17,669)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(29,720)	(17,596)	(12,124)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(29,173)	(6,073)	(23,100)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	805	(25,491)	(13,640)	(11,851)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	805	(25,752)	(14,534)	(11,218)

56	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

•	OTC credit default swaps — buy protection outstanding as of December 31, 2013 were as follows: (concluded)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	400	$5,468	$9,620	$(4,152)
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	200	2,734	5,069	(2,335)
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	175	(2,679)	3,607	(6,286)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	2,000	(68,043)	(58,868)	(9,175)
Exelon Corp.	1.00%	Barclays Bank PLC	12/20/18	USD	150	2,876	3,267	(391)
Exelon Generation Co. LLC	1.00%	Barclays Bank PLC	12/20/18	USD	100	1,917	1,855	62
International Business Machines Corp.	1.00%	Citibank N.A.	12/20/18	USD	2,000	(72,862)	(58,868)	(13,994)
Boston Scientific Corp.	1.00%	Credit Suisse International	12/20/18	USD	2,000	(33,537)	(24,659)	(8,878)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	2,000	(65,952)	(56,850)	(9,102)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	2,000	(75,381)	(67,830)	(7,551)
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	250	4,792	6,140	(1,348)
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	225	4,313	5,526	(1,213)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	500	(1,030)	14,986	(16,016)
Mondelez International, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	2,000	(59,104)	(55,853)	(3,251)
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	1,600	28,425	23,636	4,789
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	400	7,107	6,185	922
Total						$(449,911)	$(296,030)	$(153,881)

•	OTC credit default swaps — sold protection outstanding as of December 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Rosneft Oil Co.	1.50%	HSBC Bank PLC	6/12/14	BBB	USD	1,000	$1,060	$(4,851)	$5,911
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	575	41,926	41,193	733
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB-	USD	780	10,258	(27,214)	37,472
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	975	26,168	3,051	23,117
WellPoint, Inc.	1.00%	Citibank N.A.	9/20/17	Not Rated	USD	675	16,018	(4,819)	20,837
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD	400	2,988	(3,562)	6,550
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD	200	1,494	(1,165)	2,659
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD	175	1,307	(407)	1,714
Total							$101,219	$2,226	$98,993

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
0.41%[1]	3-month LIBOR	Deutsche Bank AG	2/08/15	USD	4,900	$(10,406)	—	$(10,406)

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK FUNDS II	DECEMBER 31, 2013	57

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,389,543	—	$3,389,543
Corporate Bonds	—	71,024,520	—	71,024,520
Foreign Agency Obligations	—	3,110,054	—	3,110,054
Foreign Government Obligations	—	1,975,066	—	1,975,066
Non-Agency Mortgage-Backed Securities	—	334,914	—	334,914
Preferred Securities	$973,495	5,227,156	—	6,200,651
Taxable Municipal Bonds	—	2,521,425	—	2,521,425
U.S. Government Sponsored Agency Securities	—	2,253,838	—	2,253,838
U.S. Treasury Obligations	—	396,637	—	396,637
Short-Term Securities	5,274,377	—	—	5,274,377
Options Purchased:
Equity Contracts	4,275	—	—	4,275
Interest Rate Contracts	—	976,116	—	976,116
Total	$6,252,147	$91,209,269	—	$97,461,416

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$104,766	—	$104,766
Foreign currency exchange contracts	—	9,786	—	9,786
Interest rate contracts	$54,096	108,605	—	162,701
Liabilities:
Credit contracts	—	(159,654)	—	(159,654)
Equity contracts	(1,900)	—	—	(1,900)
Foreign currency exchange contracts	—	(9,466)	—	(9,466)
Interest rate contracts	(116,212)	(813,578)	—	(929,790)
Total	$(64,016)	$(759,541)	—	$(823,557)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

58	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Investment Grade Bond Portfolio

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$950,392	—	—	$950,392
Foreign currency at value	658,056	—	—	658,056
Cash pledged for financial futures contracts	105,000	—	—	105,000
Cash pledged for centrally cleared swaps	160,000	—	—	160,000
Liabilities:
Reverse repurchase agreements	—	$(10,104,114)	—	(10,104,114)
Cash received as collateral for OTC derivatives	—	(100,000)	—	(100,000)
Total	$1,873,448	$(10,204,114)	—	$(8,330,666)

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS II	DECEMBER 31, 2013	59

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2007-1A, Class A1S, 0.45%, 4/20/21 (a)(b)	USD	2,744	$2,695,980
Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.46%, 9/20/22 (a)		1,010	1,005,394
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.43%, 5/10/32 (a)(b)		7,383	7,087,510
ALM Loan Funding Ltd.:
Series 2010-3AR, Class A1, 1.06%, 11/20/20 (a)(b)		6,235	6,228,299
Series 2010-3AR, Class A2, 1.86%, 11/20/20 (a)(b)		20,500	20,469,250
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17		10,769	11,213,620
Series 2012-4, Class B, 1.31%, 11/08/17		3,270	3,280,248
Series 2013-2, Class B, 1.19%, 5/08/18		10,190	10,153,550
Series 2013-2, Class C, 1.79%, 3/08/19		3,250	3,225,735
Series 2013-4, Class D, 3.31%, 10/08/19		6,600	6,692,572
APOLLO Trust, Series 2009-1, Class A3, 3.87%, 6/03/17 (b)	AUD	8,712	7,852,928
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 21A1, 0.24%, 12/25/36 (b)	USD	298	294,119
Berica ABS S.r.l., Series 2012-2, Class A1, 0.53%, 11/30/51 (b)	EUR	10,165	13,635,458
BNC Mortgage Loan Trust, Series 2006-2, Class A3, 0.28%, 11/25/36 (b)	USD	58	58,352
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18		18,405	18,381,846
Chester Asset Receivables Dealings PLC, Series 2004-1, Class B, 1.00%, 4/15/16 (b)	GBP	3,000	4,966,488
Citibank Credit Card Issuance Trust:
Series 2007-A8, Class A8, 5.65%, 9/20/19	USD	37,660	43,133,693
Series 2013-A6, Class A6, 1.32%, 9/07/18		42,287	42,575,693
Citibank Omni Master Trust, Series 2009-A14X, Class A14, 2.92%, 8/15/18 (b)		5,000	5,072,965
Conseco Financial Corp., Series 1993-4, Class A5, 7.05%, 1/15/19		49	50,473
Cornerstone CLO Ltd., Series 2007-1A, Class A1S, 0.46%, 7/15/21 (a)(b)		15,600	15,366,000
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.14%, 5/25/36 (b)		2,707	2,902,622
Series 2007-3, Class 2A1, 0.26%, 5/25/47 (b)		843	827,401
Series 2007-7, Class 2A2, 0.32%, 10/25/47 (b)		6,870	6,730,806
Credit Acceptance Auto Loan Trust:
Series 2011-1, Class A, 2.61%, 3/15/19 (a)		5,913	5,951,721
Series 2013-2A, Class B, 2.26%, 10/15/21 (a)		6,000	5,980,680
Crusade ABS Trust, Series 2012-1, Class A, 3.61%, 7/12/23 (b)	AUD	15,300	13,638,511
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	USD	8,915	8,906,593
Dryden XVI-Leveraged Loan CDO 2005, Series 2006-16A, Class A1, 0.48%, 10/20/20 (a)(b)		12,293	12,176,620
Euro_26X, 1.36%, 10/25/19 (b)	GBP	1,993	2,829,953
Ford Credit Floorplan Master Owner Trust, Series 2012-4, Class C, 1.39%, 9/15/16	USD	7,005	7,025,714
Heller Financial, Series 1998-1, Class A, 0.87%, 7/15/24 (a)(b)		583	311,921

Asset-Backed Securities	Par (000)		Value
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)	USD	3,000	$2,988,900
Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)		13,345	13,056,748
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		7,500	7,495,500
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		160	160,010
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4, 0.41%, 10/25/35 (b)		103	102,717
Mayport CLO Ltd., Series 2006-1A, Class A1L, 0.49%, 2/22/20 (a)(b)		12,094	11,978,638
Muir Woods CLO Ltd., Series 2012-1A, Class X, 1.49%, 9/14/23 (a)(b)		2,625	2,625,000
Neuberger Berman CLO Ltd., Series 2012-12A, Class X, 1.49%, 7/25/23 (a)(b)		1,750	1,750,000
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.16%, 4/20/21 (a)(b)		21,070	21,016,902
OHA Park Avenue CLO Ltd., Series 2007-1A, Class A1B, 0.47%, 3/14/22 (a)(b)		18,777	18,158,777
Opera_ger2, 0.44%, 10/20/14 (b)	EUR	16,228	21,879,106
PFS Financing Corp., Series 2012-AA, Class B, 1.87%, 2/15/16 (a)(b)	USD	5,000	5,005,790
Red & Black Auto France, Series 2012-1, Class A, 1.08%, 12/28/21 (b)	EUR	2,938	4,051,325
Residential Asset Mortgage Products, Inc. Trust, Series 2003-RZ3, Class A6, 3.90%, 3/25/33 (c)	USD	2,313	2,304,551
Residential Asset Securities Corp. Trust, Series 2005-KS12, Class A2, 0.41%, 1/25/36 (b)		366	363,827
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16 (a)		4,638	4,642,260
Series 2011-S1A, Class C, 2.01%, 8/15/16 (a)		3,431	3,434,539
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		11,925	12,124,643
Series 2011-S2A, Class B, 2.06%, 6/15/17 (a)		830	832,780
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		216	216,282
Series 2011-S2A, Class D, 3.35%, 6/15/17 (a)		4	3,533
Series 2012-5, Class C, 2.70%, 8/15/18		2,670	2,742,659
Series 2012-6, Class C, 1.94%, 3/15/18		2,470	2,489,802
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		10,440	10,449,918
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		7,215	7,195,584
Series 2013-1, Class C, 1.76%, 1/15/19		5,420	5,376,759
Series 2013-3, Class C, 1.81%, 4/15/19		18,925	18,798,695
Series 2013-5, Class C, 2.25%, 6/17/19		12,000	11,958,972
Series 2013-5, Class D, 2.73%, 10/15/19		8,000	7,926,208
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		13,400	13,743,161
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		11,960	12,329,444
Series 2012-3, Class C, 3.01%, 4/16/18		17,630	18,143,227
SLC Private Student Loan Trust, Series 2006-A, Class A4, 0.36%, 1/15/19 (b)		683	682,423

60	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.64%, 3/15/22 (b)	USD	4,900	$4,792,723
Series 2004-B, Class A2, 0.44%, 6/15/21 (b)		6,937	6,855,402
SLM Private Education Loan Trust:
Series 2010-C, Class A1, 1.82%, 12/15/17 (a)(b)		204	204,024
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		7,950	8,291,786
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		8,725	9,372,386
Series 2012-B, Class A1, 1.27%, 12/15/21 (a)(b)		2,171	2,181,273
Series 2012-C, Class A1, 1.27%, 8/15/23 (a)(b)		9,308	9,361,097
Series 2012-E, Class A1, 0.92%, 10/16/23 (a)(b)		3,613	3,615,200
SLM Student Loan Trust:
Series 2013-4, Class A, 0.72%, 6/25/27 (b)		15,300	15,264,654
Series 2013-C, Class A1, 1.02%, 2/15/22 (a)(b)		16,449	16,494,690
Soundview Home Loan Trust, Series 2003-2, Class A2, 1.46%, 11/25/33 (b)		1,396	1,379,138
Torrens, Series 2013-1, Class A, 3.55%, 4/12/44 (b)	AUD	26,194	23,388,885
Turbo Finance 2 PLC, Series 2012-1, Class B, 5.50%, 2/20/19	GBP	8,282	14,132,461
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.26%, 4/25/37 (b)	USD	111	110,953
Westbrook CLO Ltd., Series 2006-1A, Class A1, 0.49%, 12/20/20 (a)(b)		15,925	15,725,793
WG Horizons CLO, Series 2006-1A, Class A1, 0.50%, 5/24/19 (a)(b)		14,132	13,849,326
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23		5,630	5,471,701
Total Asset-Backed Securities — 20.5%			687,242,887

Corporate Bonds
Aerospace & Defense — 0.3%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18		4,020	4,341,600
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		3,803	4,102,486
Spirit Aerosystems, Inc., 7.50%, 10/01/17		1,708	1,776,320

			10,220,406
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)		4,011	4,044,259
Airlines — 2.0%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (a)		4,500	4,545,000
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 5/01/22		6,337	6,685,683
Series 2003-ERJ1, Class RJO3, 7.88%, 1/02/20		326	351,491
Delta Air Lines Pass-Through Trust:
Series 2010-1, Class B, 6.38%, 7/02/17 (a)		6,250	6,640,625
Series 2010-2, Class B, 6.75%, 11/23/15		2,000	2,135,000

Corporate Bonds	Par (000)		Value
Airlines (concluded)
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 5/20/23	USD	2,342	$2,515,374
UAL Pass-Through Trust, Series 2009-2B, 12.00%, 1/15/16 (a)		3,637	4,091,828
United Airlines, Inc., 6.75%, 9/15/15 (a)		10,290	10,611,563
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		3,419	3,573,280
Series 2012-1, Class C, 9.13%, 10/01/15		5,104	5,384,687
Series 2012-2, Class C , 5.45%, 6/03/18		1,500	1,473,750
Virgin Australia 2013-1A Trust, 5.00%, 10/23/23 (a)		9,300	9,602,250
Virgin Australia 2013-1B Trust, 6.00%, 4/23/22 (a)		8,500	8,733,750

			66,344,281
Auto Components — 0.4%
Delphi Corp., 5.88%, 5/15/19		12,750	13,483,125
Automobiles — 0.7%
General Motors Co., 3.50%, 10/02/18 (a)		12,581	12,864,073
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (a)		9,500	9,559,375

			22,423,448
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		1,214	1,411,275
Capital Markets — 3.7%
American Capital Ltd., 6.50%, 9/15/18 (a)		7,181	7,486,193
Deutsche Bank AG, 6.00%, 9/01/17		14,450	16,504,385
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16		8,733	9,450,626
3.63%, 2/07/16		53,352	55,991,857
5.75%, 10/01/16		21,910	24,451,363
Morgan Stanley, 4.75%, 3/22/17		8,000	8,730,544

			122,614,968
Chemicals — 0.2%
Airgas, Inc., 4.50%, 9/15/14		2,880	2,954,537
Ashland, Inc., 3.00%, 3/15/16		5,000	5,100,000

			8,054,537
Commercial Banks — 3.6%
ABN AMRO Bank NV, 1.04%, 10/28/16 (a)(b)		8,500	8,512,750
Banque Federative du Credit Mutuel SA, 1.09%, 10/28/16 (a)(b)		8,250	8,275,163
BB&T Corp., 3.20%, 3/15/16		1,500	1,568,561
BNP Paribas SA, 1.25%, 12/12/16		37,150	37,177,231
CIT Group, Inc., 4.25%, 8/15/17		9,455	9,845,019
Intesa Sanpaolo SpA, 2.64%, 2/24/14 (a)(b)		20,425	20,484,702
KeyCorp, 2.30%, 12/13/18		11,200	11,118,744
Regions Financial Corp., 2.00%, 5/15/18		20,800	20,140,890
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,785	3,908,576

			121,031,636
Commercial Services & Supplies — 0.7%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		14,855	15,343,551
4.63%, 1/31/18 (a)		1,000	1,035,222
Leucadia National Corp., 8.13%, 9/15/15		6,450	7,159,500

			23,538,273

BLACKROCK FUNDS II	DECEMBER 31, 2013	61

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Communications Equipment — 0.2%
Motorola Solutions, Inc., 6.00%, 11/15/17	USD	4,592	$5,223,193
Computers & Peripherals — 0.4%
Hewlett-Packard Co.:
2.63%, 12/09/14		4,780	4,859,420
2.20%, 12/01/15		5,640	5,764,125
Seagate HDD Cayman, 3.75%, 11/15/18 (a)		4,000	4,045,000

			14,668,545
Consumer Finance — 1.1%
American Express Credit Corp., 1.30%, 7/29/16		25,130	25,324,456
Capital One Financial Corp.:
3.15%, 7/15/16		10,000	10,450,730
6.75%, 9/15/17		2,000	2,337,410

			38,112,596
Diversified Financial Services — 9.0%
Ally Financial, Inc.:
5.50%, 2/15/17		15,000	16,237,500
6.25%, 12/01/17		1,770	1,973,550
Bank of America Corp.:
1.25%, 1/11/16		14,712	14,778,219
6.50%, 8/01/16 (d)		25,304	28,570,443
5.65%, 5/01/18		4,595	5,230,346
Citigroup, Inc.:
1.25%, 1/15/16		12,500	12,541,487
3.95%, 6/15/16		3,100	3,298,096
1.70%, 7/25/16		35,126	35,456,957
CNH Capital LLC:
3.88%, 11/01/15		4,020	4,150,650
6.25%, 11/01/16		7,500	8,278,125
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		34,382	39,458,846
5.63%, 9/15/15		12,730	13,700,917
4.21%, 4/15/16		1,800	1,917,968
3.98%, 6/15/16		1,790	1,903,484
2.88%, 10/01/18		13,000	13,306,735
General Motors Financial Co., Inc.:
2.75%, 5/15/16 (a)		8,145	8,246,813
4.75%, 8/15/17 (a)		1,930	2,048,213
3.25%, 5/15/18 (a)		1,450	1,450,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		6,615	6,879,600
ING US, Inc., 2.90%, 2/15/18		22,549	23,062,801
JPMorgan Chase & Co.:
3.45%, 3/01/16		16,776	17,595,424
1.80%, 1/25/18		1,405	1,392,667
LeasePlan Corp NV, 2.50%, 5/16/18 (a)		16,100	15,652,420
Novus USA Trust, Series 2013-1, 1.54%, 2/28/14 (a)(b)		19,050	19,073,744
Russian Agricultural Bank OJSC Via RSHB Capital SA, 7.13%, 1/14/14		4,000	4,001,480

			300,206,485
Diversified Telecommunication Services — 4.2%
AT&T Inc., 0.90%, 2/12/16		20,100	19,997,872
British Telecommunications PLC, 2.00%, 6/22/15		9,216	9,378,063
Intelsat Jackson Holdings SA, 8.50%, 11/01/19		3,590	3,917,587
Verizon Communications, Inc.:
2.50%, 9/15/16		86,118	89,049,112
5.50%, 4/01/17		14,961	16,866,029
Windstream Corp., 7.88%, 11/01/17		704	804,320

			140,012,983

Corporate Bonds	Par (000)		Value
Electric Utilities — 0.7%
AES Corp., 8.00%, 10/15/17	USD	3,480	$4,089,000
CMS Energy Corp., 4.25%, 9/30/15		2,395	2,523,315
Dominion Resources, Inc., 5.15%, 7/15/15		647	688,431
Duke Energy Corp., 1.63%, 8/15/17		1,500	1,490,520
Kentucky Power Co., 6.00%, 9/15/17 (a)		1,000	1,110,339
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15		5,960	6,287,842
Pepco Holdings, Inc., 2.70%, 10/01/15		3,765	3,860,597
Southern Power Co., 4.88%, 7/15/15		2,432	2,580,267

			22,630,311
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16		6,642	7,555,275
Energy Equipment & Services — 0.3%
Transocean, Inc.:
4.95%, 11/15/15		5,659	6,062,147
2.50%, 10/15/17		2,495	2,521,432

			8,583,579
Food Products — 0.9%
Nabisco, Inc., 7.55%, 6/15/15		6,425	7,035,761
WM Wrigley Jr. Co., 2.00%, 10/20/17 (a)		24,623	24,554,597

			31,590,358
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp., 6.25%, 11/15/15		5,605	6,122,145
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (a)		2,300	2,584,625

			8,706,770
Health Care Providers & Services — 1.2%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		8,000	8,260,000
Coventry Health Care, Inc., 5.95%, 3/15/17		6,403	7,239,136
HCA, Inc.:
6.50%, 2/15/16		9,860	10,784,375
7.25%, 9/15/20		1,482	1,615,380
WellPoint, Inc., 1.88%, 1/15/18		11,000	10,876,921

			38,775,812
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		1,950	1,984,125
Carnival Corp.:
1.20%, 2/05/16		3,000	2,991,708
1.88%, 12/15/17		5,945	5,906,560

			10,882,393
Household Durables — 0.3%
D.R. Horton, Inc., 4.75%, 5/15/17		1,980	2,093,850
Jarden Corp., 7.50%, 5/01/17		1,750	2,025,625
Lennar Corp., 4.75%, 12/15/17		4,332	4,537,770
Toll Brothers Finance Corp., 8.91%, 10/15/17		1,710	2,064,825

			10,722,070
Independent Power Producers & Energy Traders — 0.4%
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (a)		10,884	11,945,190
Insurance — 3.2%
American International Group, Inc.:
4.88%, 9/15/16		9,427	10,353,929
5.60%, 10/18/16		24,000	26,739,576
Lincoln National Corp., 4.30%, 6/15/15		10,880	11,406,200
Marsh & McLennan Cos., Inc., 9.25%, 4/15/19		13,700	17,747,816
Prudential Financial, Inc., 6.00%, 12/01/17		26,833	30,855,267

62	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
XL Group PLC, 5.25%, 9/15/14	USD	5,300	$5,462,721
XLIT Ltd., 2.30%, 12/15/18		4,000	3,928,756

			106,494,265
IT Services — 0.7%
Computer Sciences Corp., 2.50%, 9/15/15		5,631	5,747,657
The Western Union Co.:
2.38%, 12/10/15		8,000	8,186,488
3.35%, 5/22/19		8,500	8,484,793

			22,418,938
Machinery — 0.2%
Case New Holland, Inc., 7.88%, 12/01/17		2,050	2,419,000
Crane Co., 2.75%, 12/15/18		1,000	995,123
Pentair Finance SA, 1.35%, 12/01/15		4,480	4,507,574

			7,921,697
Media — 2.6%
Cablevision Systems Corp.:
8.63%, 9/15/17		1,750	2,038,750
7.75%, 4/15/18		3,215	3,588,744
Comcast Cable Communications LLC, 8.88%, 5/01/17		9,750	11,972,971
Comcast Corp., 4.95%, 6/15/16		3,000	3,275,790
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.55%, 3/15/15		7,000	7,230,762
3.13%, 2/15/16		7,340	7,635,237
2.40%, 3/15/17		1,264	1,286,827
DISH DBS Corp.:
7.75%, 5/31/15		2,350	2,549,750
4.63%, 7/15/17		1,820	1,906,450
4.25%, 4/01/18		9,510	9,700,200
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14		14,470	15,066,887
2.25%, 11/15/17		4,565	4,500,538
Omnicom Group, Inc., 5.90%, 4/15/16		4,135	4,570,908
Thomson Reuters Corp., 1.30%, 2/23/17		5,000	4,977,945
Virgin Media Secured Finance PLC, 7.00%, 1/15/18	GBP	4,020	6,906,587

			87,208,346
Metals & Mining — 0.5%
Anglo American Capital PLC, 9.38%, 4/08/14 (a)	USD	8,482	8,670,029
FMG Resources August 2006 Property Ltd.:
7.00%, 11/01/15 (a)		3,416	3,544,100
6.00%, 4/01/17 (a)		3,000	3,187,500
Novelis, Inc., 8.38%, 12/15/17		1,900	2,028,250

			17,429,879
Multiline Retail — 0.3%
Dollar General Corp., 4.13%, 7/15/17		8,183	8,688,071
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15		4,865	5,260,310
CMS Energy Corp., 6.88%, 12/15/15		1,727	1,917,671
PSEG Power LLC, 2.45%, 11/15/18		1,220	1,204,169

			8,382,150
Oil, Gas & Consumable Fuels — 1.8%
Chesapeake Energy Corp.:
3.25%, 3/15/16		10,030	10,130,300
6.50%, 8/15/17 (d)		1,820	2,052,050
Petrohawk Energy Corp.:
10.50%, 8/01/14		7,769	7,845,229

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
7.88%, 6/01/15	USD	5,136	$5,270,820
7.25%, 8/15/18		10,280	11,081,840
Sabine Pass LNG LP, 7.50%, 11/30/16		7,740	8,746,200
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)		6,120	6,263,128
Tennessee Gas Pipeline Co. LLC, 8.00%, 2/01/16		7,040	7,962,529

			59,352,096
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.63%, 4/20/15		4,015	4,225,077
Pharmaceuticals — 0.8%
Actavis, Inc., 1.88%, 10/01/17		275	272,132
Mylan, Inc., 6.00%, 11/15/18 (a)		1,215	1,294,698
Perrigo Co. Ltd., 2.30%, 11/08/18 (a)		4,000	3,948,112
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (a)		849	876,593
6.75%, 10/01/17 (a)		668	711,420
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18		15,344	16,609,880
Zoetis, Inc., 1.15%, 2/01/16		2,000	2,002,270

			25,715,105
Real Estate Investment Trusts (REITs) — 1.5%
ERP Operating LP:
5.13%, 3/15/16		7,784	8,456,888
5.38%, 8/01/16		10,216	11,263,906
5.75%, 6/15/17		2,000	2,245,566
Health Care REIT, Inc., 5.88%, 5/15/15		7,725	8,231,103
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,554,077
ProLogis LP, 6.63%, 5/15/18		7,211	8,422,232
Ventas Realty LP, 1.55%, 9/26/16		11,197	11,276,454

			51,450,226
Real Estate Management & Development — 0.5%
Trafford Centre Finance Ltd., 0.72%, 7/28/15 (b)	GBP	448	732,959
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		5,162	8,911,693
Series M, 7.40%, 3/28/24		4,920	7,862,157

			17,506,809
Road & Rail — 2.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.88%, 11/15/17	USD	2,695	2,829,750
CSX Corp., 6.25%, 3/15/18		6,750	7,800,766
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)		6,000	6,943,098
Kansas City Southern de Mexico SA de CV, 0.94%, 10/28/16 (b)		14,000	14,003,794
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)		16,417	16,884,556
2.50%, 3/15/16 (a)(d)		12,000	12,294,204
3.38%, 3/15/18 (a)		5,000	5,125,795

			65,881,963
Semiconductors & Semiconductor Equipment — 0.5%
Maxim Integrated Products, Inc., 2.50%, 11/15/18		18,000	17,847,900
Software — 0.2%
Fiserv, Inc., 3.13%, 6/15/16		5,000	5,217,530
Tobacco — 1.0%
Lorillard Tobacco Co.:
3.50%, 8/04/16		15,000	15,783,675

BLACKROCK FUNDS II	DECEMBER 31, 2013	63

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Tobacco (concluded)
2.30%, 8/21/17	USD	11,547	$11,572,461
Reynolds American, Inc., 1.05%, 10/30/15		6,250	6,269,875

			33,626,011
Trading Companies & Distributors — 1.0%
Air Lease Corp., 3.38%, 1/15/19		8,500	8,500,000
Aircastle Ltd., 6.75%, 4/15/17		8,000	8,920,000
GATX Corp., 2.50%, 3/15/19		15,000	14,872,605
United Rentals North America, Inc., 5.75%, 7/15/18		1,820	1,945,125

			34,237,730
Wireless Telecommunication Services — 1.4%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)		23,513	23,336,653
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		1,500	1,485,723
Rogers Communications, Inc., 7.50%, 3/15/15		2,000	2,161,348
SBA Communications Corp., 5.63%, 10/01/19		2,190	2,255,700
SBA Tower Trust, 4.25%, 4/15/40 (a)		3,540	3,584,215
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		3,590	4,325,950
T-Mobile USA, Inc., 5.25%, 9/01/18 (a)		10,595	11,151,237

			48,300,826
Total Corporate Bonds — 49.7%			1,664,686,387

Floating Rate Loan Interests (b)
Chemicals — 0.0%
OXEA Finance & Cy SCA, Term Loan, 8.25%, 6/05/20		640	650,803
Hotels, Restaurants & Leisure — 0.7%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,575	8,521,406
Hilton Worldwide Finance LLC, Initial Term Loan, 4.00%, 10/26/20		13,339	13,439,124

			21,960,530
Total Floating Rate Loan Interests — 0.7%			22,611,333

Foreign Agency Obligations
Nexen, Inc., 5.20%, 3/10/15		6,580	6,883,831
Petrobras Global Finance BV, 2.00%, 5/20/16		10,798	10,789,459
Petrobras International Finance Co., 3.88%, 1/27/16		4,865	5,008,333
Sinopec Capital Ltd., 1.25%, 4/24/16 (a)		15,000	14,940,915
Total Foreign Agency Obligations — 1.1%			37,622,538

Foreign Government Obligations — 0.3%
Slovenia — 0.3%
Republic of Slovenia, 4.38%, 4/02/14	EUR	6,050	8,381,027

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 2.83%, 11/25/33 (b)	USD	1,343	1,350,619
BCAP LLC Trust, Series 2010-RR6, Class 9A6, 0.52%, 7/26/37 (a)(b)		1,592	1,574,232

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.08%, 7/25/34 (b)	USD	2,017	$1,999,268
Series 2004-7, Class 4A, 2.79%, 10/25/34 (b)		786	775,313
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.09%, 12/25/35 (a)(b)		40	40,062
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.70%, 2/25/35 (b)		1,014	950,334
Series 2005-17, Class 1A6, 5.50%, 9/25/35		3,811	3,717,690
Series 2005-HYB8, Class 2A1, 2.66%, 12/20/35 (b)		2,186	1,839,257
Crusade Global Trust, Series 2006-2, Class A1, 0.30%, 11/15/37 (b)		24,230	23,831,480
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 2.63%, 2/25/35 (b)		410	407,776
Granite Master Issuer PLC, Series 2006-1A, Class A5, 0.31%, 12/20/54 (a)(b)		2,125	2,092,841
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.64%, 12/22/54 (a)(b)		7,413	7,518,979
MortgageIT Trust, Series 2004-1, Class A1, 0.94%, 11/25/34 (b)		3,648	3,457,406
National RMBS Trust, Series 2012-2, Class A1, 3.72%, 6/20/44 (b)	AUD	6,138	5,503,903
Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1B, 0.45%, 11/25/35 (b)	USD	597	595,580
Progress Trust, Series 2007-1GA, Class 1A, 0.38%, 8/19/38 (a)(b)		7,628	7,539,865
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.46%, 5/25/35 (b)		499	494,515
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.46%, 9/25/34 (b)		2,003	1,734,165
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22		1	956
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2, 0.42%, 6/12/40 (b)	EUR	3,156	4,328,335
Walsh Acceptance, Series 1997-2, Class A, 2.16%, 3/01/27 (a)(b)	USD	19	2,279

			69,754,855
Commercial Mortgage-Backed Securities — 15.8%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A1A, 5.65%, 6/10/49 (b)		11,353	12,362,977
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		15,207	16,653,082
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		4,889	5,408,403
Series 2007-PW17, Class A3, 5.74%, 6/11/50		4,586	4,707,147
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		49	48,923
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		19,704	20,349,444
Commercial Mortgage Pass-Through Certificates:
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)		4,874	5,217,852

64	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)	USD	7,200	$8,118,950
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)		10,820	11,142,658
Series 2013-CR12, Class A2, 2.90%, 10/10/46		29,170	29,715,391
Series 2013-FL3, Class A, 1.68%, 10/13/16 (a)(b)		18,210	18,272,005
Credit Suisse Mortgage Capital Certificates:
Series 2007-C4, Class A3, 5.95%, 9/15/39 (b)		9,375	9,453,413
Series 2007-TF2A, Class A1, 0.35%, 4/15/22 (a)(b)		8,065	8,046,063
Series 2007-TF2A, Class A3, 0.44%, 4/15/22 (a)(b)		8,300	7,973,377
Series 2008-C1, Class A2, 6.23%, 2/15/41 (b)		4,640	4,663,664
Del Coronado Trust, Series 2013-HDC, Class A, 0.97%, 3/15/26 (a)(b)		5,750	5,723,245
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.92%, 6/17/49 (a)(b)		14,940	16,283,898
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)		5,556	5,556,315
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		13,691	14,953,214
GS Mortgage Securities Trust:
Series 2006-GG6, Class A2, 5.51%, 4/10/38 (b)		473	472,979
Series 2007-GG10, Class A1A, 5.80%, 8/10/45 (b)		10,424	11,443,027
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		11,250	11,259,180
Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		13,515	13,591,576
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		8,400	9,195,480
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (b)		20,116	22,055,064
Series 2007-CB19, Class A1A, 5.71%, 2/12/49 (b)		10,574	11,831,810
Series 2007-CB20, Class AJ, 6.07%, 2/12/51 (b)		7,990	8,203,373
Series 2007-LD11, Class A2, 5.79%, 6/15/49 (b)		2,810	2,831,747
Series 2007-LD11, Class ASB, 5.81%, 6/15/49 (b)		4,561	4,873,931
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)		18,671	20,956,554
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, 5.84%, 7/15/44 (b)		9,994	11,090,579
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 5.86%, 6/15/38 (b)		2,715	2,953,136
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		12,250	12,926,776
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		12,484	13,570,782
Series 2007-C7, Class AM, 6.16%, 9/15/45 (b)		17,500	20,002,413
London & Regional Debt Securitisation PLC, Series 2, Class A, 0.73%, 10/15/15 (b)	GBP	12,211	20,160,142

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.86%, 6/12/50 (b)	USD	7,945	$8,504,122
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,795	4,125,146
Series 2012-C4, Class C, 5.71%, 3/15/45 (a)(b)		1,500	1,590,377
Series 2012-C4, Class D, 5.71%, 3/15/45 (a)(b)		2,000	2,032,820
Morgan Stanley Re-REMIC Trust:
Series 2010-R5, Class 5A, 0.44%, 1/26/37 (a)(b)		298	296,838
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		569	576,507
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		4,523	4,523,047
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)		3,459	3,430,754
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)		15,935	15,774,758
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		4,877	4,881,568
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		5,042	4,991,897
Talisman Finance PLC, Series 6, Class A, 0.40%, 10/22/16 (b)	EUR	18,029	23,314,709
Titan Europe Ltd., Series 2007-2X, Class A1, 0.39%, 4/23/17 (b)		2,659	3,631,208
Titan Europe NHP Ltd., Series 2007-1X, Class A, 0.76%, 1/20/17 (b)	GBP	8,909	13,683,906
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C32, Class A1A, 5.92%, 6/15/49 (b)	USD	14,799	16,330,071
Series 2007-C33, Class AM, 5.92%, 2/15/51 (b)		5,540	6,118,714
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		5,134	5,103,154
Windermere PLC, Series XI-X, Class A, 0.78%, 4/24/17 (b)	GBP	6,154	10,104,905

			531,083,071
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 1.94%, 8/15/45 (b)	USD	18,279	2,017,519
Series 2013-CR11, Class XA, 1.21%, 10/10/46 (b)		59,950	4,822,533
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C17, Class XA, 1.10%, 1/15/47 (b)		55,235	3,841,539
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class XA, 1.89%, 8/15/45 (a)(b)		85,068	8,040,568
Series 2013-C13, Class XA, 1.26%, 11/15/46 (b)		58,423	4,764,968
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, 1.79%, 5/10/63 (a)(b)		57,671	5,125,239
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.76%, 5/25/36 (a)(b)		4,783	71,342
WF-RBS Commercial Mortgage Trust: Series 2012-C8, Class XA, 2.23%, 8/15/45 (a)(b)		32,571	3,807,176

BLACKROCK FUNDS II	DECEMBER 31, 2013	65

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2012-C9, Class XA, 2.26%, 11/15/45 (a)(b)	USD	58,138	$7,145,566

			39,636,450
Total Non-Agency Mortgage-Backed Securities — 19.1%			640,474,376

Taxable Municipal Bonds
Iowa Finance Authority RB, 5.00%, 12/01/19		7,990	7,662,330
Ohio State Water Development Authority RB, 3.38%, 7/01/33 (b)		6,000	6,091,920
State of California GO:
5.10%, 8/01/14		835	857,871
3.95%, 11/01/15		2,375	2,516,811
State of Illinois GO, 4.07%, 1/01/14		11,015	11,015,000
Total Taxable Municipal Bonds — 0.9%			28,143,932

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 3.3%
Fannie Mae:
Series 1997-20, Class FB, 0.63%, 3/25/27 (b)		557	547,436
Series 2002-T6, Class A1, 3.31%, 2/25/32		390	399,679
Series 2011-48, Class MG, 4.00%, 6/25/26 (c)		7,620	8,030,702
Series 2011-84, Class MG, 4.00%, 9/25/26 (c)		8,732	9,247,815
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		296	330,263
Series 2577, Class UC, 5.00%, 2/15/18		316	335,574
Series 3710, Class MG, 4.00%, 8/15/25 (c)		4,031	4,268,278
Series 3959, Class MA, 4.50%, 11/15/41		9,292	10,061,205
Series 3986, Class M, 4.50%, 9/15/41		8,709	9,302,167
Series 4253, Class PA, 3.50%, 8/15/41		46,386	47,724,664
Ginnie Mae:
Series 2006-6, Class C, 5.01%, 2/16/44 (b)		892	914,410
Series 2013-131, Class PA, 3.50%, 6/16/42		17,771	18,553,754

			109,715,947
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Multi-Family Structured Pass-Through Certificates, Series K003, Class A2, 3.61%, 6/25/14		58	58,284
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae:
Series 2012-M9, Class X1, 4.07%, 12/25/17 (b)		73,195	9,670,569
Series 2013-M4, Class X1, 3.95%, 2/25/18 (b)		32,049	4,256,343
Series 2013-M5, Class X2, 2.40%, 1/25/21		32,822	4,206,045
Freddie Mac, Series K710, Class X1, 1.78%, 5/25/19 (b)		46,654	3,754,727
Ginnie Mae, Series 2012-120, Class IO, 1.02%, 2/16/53 (b)		44,062	3,236,099

			25,123,783

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 10.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-1/01/29 (f)	USD	163,141	$161,614,988
3.00%, 1/01/29 (f)		109,950	112,204,833
3.50%, 1/01/29 (f)		68,600	71,737,915
4.54%, 4/01/14		5,226	5,242,933
5.00%, 4/01/21		6	6,084
5.50%, 6/01/20-10/01/21		2,084	2,275,272
6.00%, 2/01/17		12	12,116
6.50%, 4/01/21		497	534,881
7.00%, 3/01/15-11/01/17		295	308,420
7.50%, 4/01/15-8/01/16		157	163,121

			354,100,563
Total U.S. Government Sponsored Agency Securities — 14.6%			488,998,577

U.S. Treasury Obligations
U.S. Treasury Notes:
0.25%, 10/31/15 (d)		22,500	22,468,365
0.63%, 7/15/16-12/15/16 (d)		202,052	201,522,221
1.25%, 11/30/18		42,895	41,976,790
Total U.S. Treasury Obligations — 8.0%			265,967,376
Total Long-Term Investments (Cost — $3,841,866,250) — 114.9%			3,844,128,433

Short-Term Securities	Par (000)/ Shares
Foreign Agency Obligations — 0.5%
Brazil Letras do Tesouro Nacional, 0.00%, 4/01/14 (g)	BRL	38,000,000	15,723,987
Money Market Fund — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(i)		714,273	714,273
Total Short-Term Securities (Cost — $17,791,864) — 0.5%			16,438,260

Options Purchased
(Cost — $1,333,900) — 0.0%			62,500
Total Investments Before Options Written (Cost — $3,860,992,014*) — 115.4%			3,860,629,193

Options Written
(Premiums Received — $ 3,988,715) — (0.1)%			(2,988,477)
Total Investments Net of Options Written — 115.3%			3,857,640,716
Liabilities in Excess of Other Assets — (15.3)%			(510,482,777)

Net Assets — 100.0%			$3,347,157,939

66	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,861,301,663

Gross unrealized appreciation	$38,682,726
Gross unrealized depreciation	(39,355,196)

Net unrealized depreciation	$(672,470)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Convertible security.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$4,337,158	$166
Credit Suisse Securities (USA) LLC	$29,215,575	$(50,738)
Goldman Sachs & Co.	$179,605,590	$(572,770)

(g)	Zero-coupon bond.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2013	Shares Purchased	Shares Sold	Shares Held at December 31, 2013	Value at December 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	4,918,802	—	(4,204,529)[1]	714,273	$714,273	$2,918	$1,872
BlackRock Capital Finance LP, Series 1997-R2, Class AP	—	40,062	—	40,062	$40,062	$570	—

[1]	Represents net shares sold.

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.10%	10/30/13	Open	$6,844,000	$6,845,198
Deutsche Bank Securities, Inc.	(0.75)%	11/05/13	Open	1,942,000	1,939,653
BNP Paribas Securities Corp.	0.34%	11/08/13	Open	27,437,000	27,451,252
BNP Paribas Securities Corp.	0.03%	11/29/13	Open	8,050,000	8,050,228
BNP Paribas Securities Corp.	0.03%	12/02/13	Open	23,143,750	23,144,348
Deutsche Bank Securities, Inc.	(0.15)%	12/04/13	Open	22,500,000	22,497,281
Deutsche Bank Securities, Inc.	0.03%	12/04/13	Open	8,311,625	8,311,826
BNP Paribas Securities Corp.	(0.05)%	12/05/13	Open	27,067,500	27,066,485
Credit Suisse Securities (USA) LLC	0.19%	12/12/13	1/16/14	117,672,000	117,690,631
Deutsche Bank Securities, Inc.	(0.46)%	12/31/13	1/02/14	77,707,500	77,705,514
Total				$320,675,375	$320,702,416

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
21	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	5,235,562	$44,061
5,443	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	USD	1,196,439,438	(2,039,905)

BLACKROCK FUNDS II	DECEMBER 31, 2013	67

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
12	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	2,987,100	$19,383
12	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	2,984,100	3,677
(4,769)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	USD	569,001,312	6,998,488
(2,235)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	275,009,766	4,329,846
Total						$9,355,550

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	19,000,000	CHF	23,414,650	UBS AG	1/06/14	$(110,925)
NZD	19,323,925	AUD	17,200,000	Barclays Bank PLC	1/06/14	533,280
NZD	10,003,280	AUD	8,900,000	UBS AG	1/06/14	279,453
CAD	9,083,152	NZD	10,400,000	UBS AG	1/07/14	853
EUR	12,400,000	NZD	21,052,224	UBS AG	1/07/14	(245,657)
GBP	10,447,290	EUR	12,600,000	Barclays Bank PLC	1/07/14	(34,359)
JPY	413,949,220	USD	4,150,000	Deutsche Bank AG	1/07/14	(219,098)
NOK	52,000,000	SEK	56,593,160	BNP Paribas S.A.	1/07/14	(226,739)
NOK	52,000,000	SEK	55,914,040	Goldman Sachs International	1/07/14	(121,165)
NZD	10,400,000	CAD	8,943,688	UBS AG	1/07/14	130,415
NZD	20,601,546	EUR	12,400,000	Barclays Bank PLC	1/07/14	(124,787)
SEK	55,296,176	NOK	52,000,000	BNP Paribas S.A.	1/07/14	25,114
SEK	55,039,400	NOK	52,000,000	Goldman Sachs International	1/07/14	(14,803)
USD	4,150,000	JPY	414,591,225	Deutsche Bank AG	1/07/14	213,001
CHF	3,770,068	USD	4,150,000	Deutsche Bank AG	1/08/14	76,528
USD	4,150,000	CHF	3,781,899	Deutsche Bank AG	1/08/14	(89,792)
EUR	12,400,000	CHF	15,287,439	Deutsche Bank AG	1/10/14	(79,977)
EUR	12,200,000	CHF	14,981,685	UBS AG	1/10/14	(12,338)
EUR	1,541,000	USD	2,120,285	Goldman Sachs Bank USA	1/22/14	(356)
USD	79,543,780	EUR	58,905,000	Barclays Bank PLC	1/22/14	(1,490,899)
AUD	1,312,000	USD	1,232,244	Bank of America N.A.	1/23/14	(62,579)
AUD	1,257,000	USD	1,114,080	Goldman Sachs Bank USA	1/23/14	6,551
GBP	7,165,000	USD	11,530,341	Citibank N.A.	1/23/14	332,720
GBP	37,610	USD	60,922	The Bank of New York Mellon	1/23/14	1,349
USD	1,903,850	AUD	2,000,000	BNP Paribas S.A.	1/23/14	120,825
USD	56,367,427	AUD	58,833,000	Westpac Banking Corp.	1/23/14	3,917,078
USD	95,576,964	GBP	59,218,000	Barclays Bank PLC	1/23/14	(2,470,036)
USD	2,573,863	GBP	1,591,000	BNP Paribas S.A.	1/23/14	(60,350)
NZD	20,296,800	EUR	12,000,000	Deutsche Bank AG	2/10/14	134,523
USD	8,316,114	CHF	7,427,670	Deutsche Bank AG	3/10/14	(14,689)
EUR	6,000,000	NZD	10,234,020	UBS AG	3/12/14	(119,335)
NZD	9,877,686	AUD	9,100,000	Deutsche Bank AG	3/12/14	(6,058)
NZD	9,993,534	EUR	6,000,000	Barclays Bank PLC	3/12/14	(77,428)
USD	8,300,000	CHF	7,372,998	Deutsche Bank AG	3/12/14	30,365
USD	16,166,422	BRL	36,495,697	The Bank of New York Mellon	4/04/14	1,043,754
Total						$1,264,439

68	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Exchange-traded options purchased as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	97.50	3/14/14	5,000	$31,250
Euro Dollar 1-Year Mid-Curve	Put	USD	98.50	3/14/14	5,000	31,250
Total						$62,500

•	Exchange-traded options written as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.00	3/14/14	10,000	$(62,500)

•	OTC interest rate swaptions written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.25%	Pay	3-month LIBOR	1/24/14	USD	185,300	$(19)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	110,000	(3,157)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	1.75%	Receive	3-month LIBOR	1/24/14	USD	185,300	(1,132,683)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	110,000	(1,790,118)
Total									$(2,925,977)

•	Centrally cleared credit default swaps – sold protection outstanding as of December 31, 2013 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.IG Series 21 Version 1	1.00%	Chicago Mercantile	12/20/18	BBB+	USD	70,750	$210,387

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.50%[1]	3-month LIBOR	Chicago Mercantile	8/05/15	USD	205,000	$(628,409)
0.48%[1]	3-month LIBOR	Chicago Mercantile	10/15/15	USD	61,200	(62,809)
0.84%[1]	3-month LIBOR	Chicago Mercantile	8/16/16	USD	95,000	(543,419)
0.64%[1]	3-month LIBOR	Chicago Mercantile	11/26/16	USD	41,455	210,459
0.99%[1]	3-month LIBOR	Chicago Mercantile	9/04/17	USD	40,270	236,087
1.52%[1]	3-month LIBOR	Chicago Mercantile	6/24/18	USD	82,500	62,809
Total						$(725,282)

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps – buy protection outstanding as of December 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
State of Israel	1.00%	Deutsche Bank AG	3/20/19	USD	31,330	$26,811	$37,977	$(11,166)
State of Israel	1.00%	Deutsche Bank AG	3/20/19	USD	1,920	1,644	2,055	(411)
MCDX.NA Series 16 Version 1	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	16,000	566,641	539,896	26,745
Total						$595,096	$579,928	$15,168

BLACKROCK FUNDS II	DECEMBER 31, 2013	69

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	OTC credit default swaps – sold protection outstanding as of December 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation
Rosneft Oil Co.	1.50%	HSBC Bank PLC	6/12/14	BBB	USD	16,500	$17,484	$(80,045)	$97,529
MCDX.NA Series 14	0.00%	Goldman Sachs Bank USA	6/20/20	AA	USD	8,000	(2,449,582)	(3,610,000)	1,160,418
CMBX.NA Series 3 AM	0.50%	Citibank N.A.	12/13/49	BBB-	USD	10,000	(591,278)	(949,157)	357,879
Total							$(3,023,376)	$(4,639,202)	$1,615,826

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC Interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
1.08%[1]	3-month LIBOR	Morgan Stanley Capital Services LLC	5/10/17	USD	74,900	$(197,342)	—	$(197,342)
0.88%[2]	3-month LIBOR	Citibank N.A.	4/11/18	USD	42,900	(988,036)	—	(988,036)
Total						$(1,185,378)	—	$(1,185,378)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$532,671,332	$154,571,555	$687,242,887
Corporate Bonds	—	1,641,349,734	23,336,653	1,664,686,387
Floating Rate Loan Interests	—	22,611,333	—	22,611,333
Foreign Agency Obligations	—	37,622,538	—	37,622,538
Foreign Government Obligations	—	8,381,027	—	8,381,027
Non-Agency Mortgage-Backed Securities	—	612,600,609	27,873,767	640,474,376
Taxable Municipal Bonds	—	28,143,932	—	28,143,932
U.S. Government Sponsored Agency Securities	—	488,998,577	—	488,998,577
U.S. Treasury Obligations	—	265,967,376	—	265,967,376
Short-Term Securities.	$714,273	15,723,987	—	16,438,260

70	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

	Level 1	Level 2	Level 3	Total
Options Purchased:
Interest Rate Contracts	$62,500	—	—	$62,500
Total	$776,773	$3,654,070,445	$205,781,975	$3,860,629,193

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,852,958	—	$1,852,958
Foreign currency exchange contracts	—	6,845,809	—	6,845,809
Interest rate contracts	$11,395,455	509,355	—	11,904,810
Liabilities:
Credit contracts	—	(11,577)	—	(11,577)
Foreign currency exchange contracts	—	(5,581,370)	—	(5,581,370)
Interest rate contracts	(2,102,405)	(5,345,992)	—	(7,448,397)
Total	$9,293,050	$(1,730,817)	—	$7,562,233

[1]     Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,232,498	—	—	$2,232,498
Cash pledged for financial futures contracts	7,012,000	—	—	7,012,000
Cash pledged as collateral for OTC derivatives	13,010,000	—	—	13,010,000
Cash pledged for centrally cleared swaps	4,375,000	—	—	4,375,000
Liabilities:
Bank overdraft	—	$(882,895)	—	(882,895)
Reverse repurchase agreements	—	(320,702,416)	—	(320,702,416)
Total	$26,629,498	$(321,585,311)	—	$(294,955,813)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2013	$175,739,095	$42,828,338	$22,102,533	$19,154,859	$259,824,825
Transfers into Level 3	20,829,838	—	—	—	20,829,838
Transfers out of Level 3[2]	(43,018,444)	(19,021,425)	(10,170,877)	(19,154,859)	(91,365,605)
Accrued discounts/ premiums	51,945	—	722		52,667
Net realized gain (loss)	199,109	—	4,615	—	203,724
Net change in unrealized appreciation/ depreciation[3]	38,881	(470,260)	35,389		(395,990)
Purchases	26,078,105	—	18,394,578		44,472,683
Sales	(25,346,974)	—	(2,493,193)	—	(27,840,167)
Closing Balance, as of December 31, 2013	$154,571,555	$23,336,653	$27,873,767	—	$205,781,975

[2]

As of September 30, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $91,365,605 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $(402,244).

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2013	71

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ALM Loan Funding:
Series 2013-7R2A, Class B, 2.86%, 4/24/24 (a)(b)	USD	500	$490,800
Series 2013-7RA, Class C, 3.71%, 4/24/24 (a)(b)		500	483,500
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.29%, 4/17/25 (a)(b)		500	464,300
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.85%, 4/21/25 (a)(b)		750	712,500
Duane Street CLO IV Ltd., Series 2007-4A, Class C, 1.24%, 11/14/21 (a)(b)		250	233,125
Emerson Park CLO Ltd., Series 2013-1A, Class D, 4.01%, 7/15/25 (a)(b)		250	243,125
Neuberger Berman CLO Ltd., Series 2013-15A, Class C, 3.10%, 10/15/25 (a)(b)		500	481,890
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.14%, 7/15/25 (a)(b)		250	241,875
Sound Point CLO Ltd., Series 2013-2A, Class C1, 2.94%, 7/15/25 (a)(b)		250	242,813
Total Asset-Backed Securities — 2.4%			3,593,928

Corporate Bonds
Airlines — 1.1%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		109	108,520
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		565	580,537
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		190	198,550
Continental Airlines Pass-Through Trust, 7.88%, 1/02/20		28	30,463
United Continental Holdings, Inc., 6.00%, 12/01/20		200	199,500
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		320	315,200
Virgin Australia 2013-1C Trust, 7.13%, 10/23/18 (a)		255	261,375

			1,694,145
Auto Components — 0.3%
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		90	94,725
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(c)		200	212,000
Titan International, Inc., 6.88%, 10/01/20 (a)		110	114,675

			421,400
Automobiles — 0.4%
Ford Motor Co., 4.25%, 11/15/16		78	143,910
General Motors Co.:
4.88%, 10/02/23 (a)		245	248,063
6.25%, 10/02/43 (a)		155	161,006

			552,979
Biotechnology — 0.0%
Healthcare Technology Intermediate, Inc., 7.38% (7.38% Cash or 8.13% PIK), 9/01/18 (a)(c)		54	56,160
Building Products — 0.4%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		146	152,570
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		125	135,313

Corporate Bonds	Par (000)		Value
Building Products (concluded)
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)	USD	205	$213,200
USG Corp., 9.75%, 1/15/18		120	141,900

			642,983
Capital Markets — 0.2%
American Capital Ltd., 6.50%, 9/15/18 (a)		195	203,287
KCG Holdings, Inc., 8.25%, 6/15/18 (a)		43	45,258

			248,545
Chemicals — 1.1%
Ashland, Inc., 3.88%, 4/15/18		55	55,687
INEOS Finance PLC, 7.50%, 5/01/20 (a)		340	372,725
INEOS Group Holdings SA, 6.13%, 8/15/18 (a)		200	201,000
LSB Industries, Inc., 7.75%, 8/01/19 (a)		55	57,750
Momentive Performance Materials, Inc., 8.88%, 10/15/20		250	263,125
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		30	31,050
Perstorp Holding AB, 8.75%, 5/15/17 (a)		200	215,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		36	36,090
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (a)		255	260,100
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (a)		18	18,585
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (a)		150	159,937

			1,671,049
Commercial Services & Supplies — 2.5%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		26	28,210
The ADT Corp., 6.25%, 10/15/21 (a)		80	84,000
ARAMARK Corp., 5.75%, 3/15/20 (a)		60	62,700
Ceridian Corp., 8.88%, 7/15/19 (a)		910	1,046,500
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		134	154,435
Garda World Security Corp., 7.25%, 11/15/21 (a)		57	57,427
HD Supply, Inc.:
8.13%, 4/15/19		803	894,341
11.00%, 4/15/20		789	934,965
7.50%, 7/15/20		179	192,873
11.50%, 7/15/20		65	77,594
Laureate Education, Inc., 9.25%, 9/01/19 (a)		125	135,937
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		200	211,000

			3,879,982
Communications Equipment — 0.3%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		200	200,250
6.75%, 11/15/20 (a)		200	207,750
Hughes Satellite Systems Corp., 6.50%, 6/15/19		50	54,125

			462,125
Computer Services — 0.1%
SunGard Data Systems, Inc., 6.63%, 11/01/19		95	99,750
Computers & Peripherals — 0.0%
CDW LLC/CDW Finance Corp., 8.00%, 12/15/18		68	74,120

72	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)	USD	133	$135,161
Texas Industries, Inc., 9.25%, 8/15/20		79	87,986

			223,147
Consumer Finance — 0.1%
Credit Acceptance Corp., 9.13%, 2/01/17		75	78,750
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (a)		250	268,750
Berry Plastics Corp., 9.75%, 1/15/21		474	548,655
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (a)		137	138,713
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.00%, 4/15/19		105	112,613
7.88%, 8/15/19		387	427,635
5.75%, 10/15/20		550	561,000

			2,057,366
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17		74	79,365
Diversified Financial Services — 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)		72	76,140
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, 5.13%, 11/30/24 (a)		188	190,535
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		375	390,000
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		200	208,000
Springleaf Finance Corp.:
7.75%, 10/01/21		10	10,800
8.25%, 10/01/23		19	20,568

			896,043
Diversified Telecommunication Services — 1.0%
Avaya, Inc., 7.00%, 4/01/19 (a)		104	101,920
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		112	120,960
Intelsat Luxembourg SA, 6.75%, 6/01/18 (a)		125	132,813
Level 3 Communications, Inc., 8.88%, 6/01/19		60	65,550
Level 3 Financing, Inc.:
3.85%, 1/15/18 (a)(b)		126	126,787
8.13%, 7/01/19		410	448,950
6.13%, 1/15/21 (a)		358	361,580
Wind Acquisition Finance SA, 6.50%, 4/30/20 (a)		200	213,000
Windstream Corp., 7.75%, 10/15/20		7	7,429

			1,578,989
Electric Utilities — 2.1%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)		96	99,360
10.00%, 12/01/20		1,931	2,051,687
10.00%, 12/01/20 (a)		548	580,880
12.25%, 3/01/22 (a)		251	294,925
Homer City Generation LP:
8.14% (8.14% Cash or 8.637% PIK), 10/01/19 (c)		65	68,575
8.73% (8.73% Cash or 9.23% PIK), 10/01/26 (c)		125	131,250

			3,226,677
Energy Equipment & Services — 0.6%
Oil States International, Inc.:
6.50%, 6/01/19		127	135,096

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
5.13%, 1/15/23	USD	385	$434,087
Pacific Drilling SA, 5.38%, 6/01/20 (a)		105	105,525
Seadrill Ltd., 5.63%, 9/15/17 (a)		210	217,350

			892,058
Food Products — 0.1%
Post Holdings, Inc., 6.75%, 12/01/21 (a)		55	56,925
Sun Merger Sub, Inc., 5.25%, 8/01/18 (a)		37	38,758

			95,683
Health Care Equipment & Supplies — 0.5%
Biomet, Inc.:
6.50%, 8/01/20		70	73,500
6.50%, 10/01/20		45	46,350
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		279	306,203
Hologic, Inc., 6.25%, 8/01/20		197	207,835
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19		80	90,000

			723,888
Health Care Providers & Services — 1.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, 10/15/21 (a)		48	48,840
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		560	578,200
HCA, Inc.:
7.88%, 2/15/20		15	16,106
7.25%, 9/15/20		132	143,880
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (a)		51	51,191
Tenet Healthcare Corp.:
6.25%, 11/01/18		317	351,077
8.00%, 8/01/20		112	121,660
6.00%, 10/01/20 (a)		92	96,025
4.38%, 10/01/21		140	131,600
8.13%, 4/01/22		240	258,600

			1,797,179
Hotels, Restaurants & Leisure — 0.5%
Diamond Resorts Corp., 12.00%, 8/15/18		285	314,925
Isle of Capri Casinos, Inc., 7.75%, 3/15/19		10	10,825
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		67	69,177
PNK Finance Corp., 6.38%, 8/01/21 (a)		91	93,047
Station Casinos LLC, 7.50%, 3/01/21		310	330,150

			818,124
Household Durables — 0.6%
Beazer Homes USA, Inc., 6.63%, 4/15/18		80	85,800
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		205	220,119
KB Home, 7.25%, 6/15/18		120	132,300
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		450	498,375

			936,594
Independent Power Producers & Energy Traders — 0.4%
Calpine Corp.:
6.00%, 1/15/22 (a)		41	42,025
5.88%, 1/15/24 (a)		93	90,907
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		44	45,406
Series C, 9.68%, 7/02/26		100	103,000
Mirant Mid Atlantic Pass-Through Trust, 9.13%, 6/30/17		144	154,795
NRG Energy, Inc., 7.63%, 1/15/18		169	192,660

			628,793

BLACKROCK FUNDS II	DECEMBER 31, 2013	73

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance — 0.0%
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)	USD	27	$28,755
Internet Software & Services — 0.8%
IAC/InterActiveCorp, 4.88%, 11/30/18 (a)		149	152,353
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		925	1,012,875

			1,165,228
IT Services — 0.2%
APX Group, Inc.:
6.38%, 12/01/19		172	174,580
8.75%, 12/01/20		138	140,760

			315,340
Media — 1.6%
Altice Financing SA, 6.50%, 1/15/22 (a)		200	202,000
AMC Networks, Inc., 7.75%, 7/15/21		30	33,750
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(d)(e)		76	60,895
Clear Channel Communications, Inc., 9.00%, 3/01/21		574	579,740
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		56	59,220
Gannett Co., Inc.:
5.13%, 10/15/19 (a)		40	41,600
5.13%, 7/15/20 (a)		44	44,550
6.38%, 10/15/23 (a)		61	63,135
Gray Television, Inc., 7.50%, 10/01/20		87	92,437
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		34	36,890
The McClatchy Co., 9.00%, 12/15/22		30	33,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		80	83,700
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		45	45,337
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (a)		105	106,050
Sirius XM Radio, Inc.:
5.88%, 10/01/20 (a)		66	67,320
5.75%, 8/01/21 (a)		81	81,810
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/01/19 (a)		168	181,860
Univision Communications, Inc.:
7.88%, 11/01/20 (a)		225	247,219
6.75%, 9/15/22 (a)		33	36,135
WMG Acquisition Corp.:
11.50%, 10/01/18		177	203,550
6.00%, 1/15/21 (a)		74	76,867

			2,377,065
Metals & Mining — 1.1%
ArcelorMittal:
9.50%, 2/15/15		170	184,663
4.25%, 8/05/15		125	129,375
5.00%, 2/25/17		139	149,077
6.13%, 6/01/18		46	50,485
FMG Resources August 2006 Property Ltd.:
7.00%, 11/01/15 (a)		20	20,750
6.00%, 4/01/17 (a)		570	605,625
Novelis, Inc.:
8.38%, 12/15/17		60	64,050
8.75%, 12/15/20		150	166,875
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		275	289,437

			1,660,337

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 2.5%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23	USD	95	$91,675
Alpha Natural Resources, Inc., 6.25%, 6/01/21		33	28,215
Antero Resources Finance Corp., 5.38%, 11/01/21 (a)		158	159,580
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		38	39,900
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		24	25,740
7.50%, 4/01/20 (a)		29	29,870
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		14	14,665
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		405	435,881
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (a)		400	438,313
Kinder Morgan, Inc., 5.63%, 11/15/23 (a)		140	135,553
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		110	122,100
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20		62	66,960
Northern Oil and Gas, Inc., 8.00%, 6/01/20		57	59,707
Oasis Petroleum, Inc., 6.88%, 3/15/22 (a)		96	101,760
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		25	27,125
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		70	77,175
Range Resources Corp., 6.75%, 8/01/20		54	58,455
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (a)		27	28,418
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (a)		193	188,657
Sabine Pass LNG LP:
7.50%, 11/30/16		855	966,150
6.50%, 11/01/20		65	67,437
SandRidge Energy, Inc., 8.75%, 1/15/20		3	3,233
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		117	122,265
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.88%, 10/15/18		235	252,625
Whiting Petroleum Corp., 5.00%, 3/15/19		287	293,457

			3,834,916
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		306	328,950
Clearwater Paper Corp., 7.13%, 11/01/18		150	160,125

			489,075
Pharmaceuticals — 0.4%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(c)		32	32,600
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		33	33,578
Endo Finance Co., 5.75%, 1/15/22 (a)		112	112,560
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)		30	30,750
Valeant Pharmaceuticals International:
6.75%, 8/15/18 (a)		167	183,491
6.38%, 10/15/20 (a)		85	89,569
Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21 (a)		138	138,690

			621,238

74	BLACKROCK FUNDS II	DECEMBER 31,2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.3%
Felcor Lodging LP, 6.75%, 6/01/19	USD	170	$181,050
The Geo Group, Inc., 5.88%, 1/15/22 (a)		70	69,475
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (a)		73	74,643
4.88%, 11/01/20 (a)		94	94,000
iStar Financial, Inc., 4.88%, 7/01/18		71	70,734

			489,902
Real Estate Management & Development — 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)		56	55,300
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		50	54,375
Realogy Group LLC:
7.88%, 2/15/19 (a)(f)		709	778,127
7.63%, 1/15/20 (a)		450	505,125
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		115	115,863

			1,508,790
Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.00%, 12/01/17 (a)(b)		37	37,231
The Hertz Corp.:
4.25%, 4/01/18		52	53,300
7.38%, 1/15/21		5	5,488

			96,019
Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (a)		150	151,125
Software — 1.1%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)		93	96,255
6.13%, 9/15/23 (a)		33	34,403
First Data Corp.:
7.38%, 6/15/19 (a)		953	1,017,327
6.75%, 11/01/20 (a)		180	187,200
Sabre, Inc., 8.50%, 5/15/19 (a)		340	377,400

			1,712,585
Specialty Retail — 0.8%
Claire’s Stores, Inc.:
9.00%, 3/15/19 (a)		469	508,865
7.75%, 6/01/20 (a)		34	31,620
Michaels Stores, Inc.:
7.75%, 11/01/18		28	30,380
5.88%, 12/15/20 (a)		390	391,950
Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21 (a)		174	181,830
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK), 6/15/18 (a)(c)		20	20,500
Party City Holdings, Inc., 8.88%, 8/01/20		51	57,120
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK), 8/15/19 (a)(c)		46	47,207

			1,269,472
Textiles, Apparel & Luxury Goods — 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (a)		140	141,225
The William Carter Co., 5.25%, 8/15/21 (a)		64	64,960

			206,185
Thrifts & Mortgage Finance — 0.0%
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		45	45,450

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors — 0.2%
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)	USD	225	$239,906
United Rentals North America, Inc., 5.75%, 7/15/18		125	133,594

			373,500
Wireless Telecommunication Services — 1.9%
MetroPCS Wireless, Inc., 7.88%, 9/01/18		18	19,328
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		850	1,024,250
Sprint Corp., 7.88%, 9/15/23 (a)		645	693,375
T-Mobile USA, Inc.:
6.46%, 4/28/19		295	313,437
6.63%, 4/28/21		380	399,950
6.13%, 1/15/22		45	45,788
6.73%, 4/28/22		365	380,513
6.50%, 1/15/24		85	86,063

			2,962,704
Total Corporate Bonds — 28.1%			43,143,580

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.1%
Alliant Techsystems, Inc., Term B Loan, 3.50%, 11/02/20		130	130,217
Atlantic Aviation FBO, Inc., Term Loan (2013), 3.25%, 6/01/20		174	173,907
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20		119	119,584
Doncasters U.S. Finance LLC (Doncasters U.S. LLC), Term B Loans, 5.50%, 4/09/20		112	112,726
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		799	778,587
TransDigm, Inc.:
Tranche B Term Loan, 3.50%, 2/14/17		178	178,720
Tranche C Term Loan, 3.75%, 2/28/20		129	128,934

			1,622,675
Air Freight & Logistics — 0.1%
Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19		144	144,179
Airlines — 0.4%
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 3.50%, 6/10/16		136	136,440
Delta Air Lines, Inc., New Term B-1 Loan, 4.00%, 10/18/18		148	148,256
Northwest Airlines, Inc.: B757-300 (2 Msn 32984 N550Nw), 1.62%, 3/10/17		28	25,004
B757-300 (2 Msn 32984 N584Nw), 2.24%, 3/10/17		33	30,135
Loan B757-200 (1 Msn 26501 N554NW), 1.62%, 9/10/18		28	25,004
Loan B757-200 (2) (1 Msn 26498 N551Nw), 1.62%, 9/10/18		28	25,004
Loan B757-300 (2) (2 Msn 32983 N583Nw), 2.24%, 3/10/17		32	29,417
US Airways, Inc., Tranche B1 Term Loan, 4.00%, 5/23/19		195	196,121

			615,381
Auto Components — 1.3%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20		134	136,004
CTP Transportation Products LLC, Bridge Loan, 7.50%, 11/27/14		195	—

BLACKROCK FUNDS II	DECEMBER 31, 2013	75

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components (concluded)
Dayco Products LLC - (Mark IV Industries, Inc.), Term Loan, 4.25%, 12/12/19	USD	345	$344,137
Federal-Mogul Corp.:
Tranche B Term Loan, 2.11%, 12/29/14		767	757,118
Tranche C Term Loan, 2.11%, 12/28/15		337	333,210
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		250	252,437
Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17		219	221,920

			2,044,826
Automobiles — 0.2%
KAR Auction Services, Inc., Term Loan, 3.75%, 5/19/17		266	266,991
Biotechnology — 0.2%
Grifols, Inc., New U.S. Tranche B Term Loan, 4.25%, 6/01/17		82	82,234
Ikaria Acquisition, Inc.: New Tranche B Loan, 7.25%, 7/03/18		132	132,202
Term Loan (Second Lien), 11.00%, 7/03/19		90	91,800

			306,236
Building Products — 1.9%
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		248	248,993
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/15/20		89	89,129
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		440	440,107
Continental Building Products LLC, First Lien Term Loan, 4.75%, 8/28/20		279	279,127
CPG International, Inc., Term Loan, 4.75%, 9/30/20		763	764,995
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		194	196,402
Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18		59	59,437
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		660	654,656
Tranche B Term Loan, 4.00%, 10/31/19		205	203,335

			2,936,181
Capital Markets — 1.0%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 4.00%, 8/22/16		24	23,819
Gardner Denver, Inc.:
Initial Dollar Term Loan, 4.25%, 7/30/20		467	467,008
Initial Euro Term Loan, 4.75%, 7/30/20	EUR	57	79,348
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17	USD	86	85,761
Panda Power Funds Moxie Patriot 1058515, Term Loan, x.xx%, 12/16/20		175	178,500
SAM Finance Lux S.à r.l., Dollar Term Loan, 3.25%, 12/17/20		650	650,813

			1,485,249
Chemicals — 2.8%
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/04/19		115	115,575
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/04/19		59	59,966
Arysta LifeScience SPC LLC: Initial Term Loan (First Lien), 4.50%, 5/29/20		741	744,752
Initial Term Loan (Second Lien), 8.25%, 11/30/20		210	213,413

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	USD	374	$357,911
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV), Initial Term B Loan, 4.75%, 2/01/20		744	749,027
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV):
Term B Loan (First Lien), 3.50%, 12/02/19		230	229,857
Term B Loan (Second Lien), 7.25%, 6/02/20		120	120,600
Eagle Spinco, Inc., Term Loan, 3.50%, 1/28/17		74	74,231
Ineos U.S. Finance LLC, Cash Dollar Term Loan, 4.00%, 5/04/18		124	124,680
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		408	410,626
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		300	305,064
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		490	492,450
Royal Adhesives and Sealants LLC, Term B Loan (First Lien), 5.50%, 7/31/18		144	144,895
Tata Chemicals North America, Term Loan, 3.75%, 8/07/20		124	124,375
Univar, Inc., Term B Loan, 5.00%, 6/30/17		98	96,800

			4,364,222
Commercial Services & Supplies — 3.4%
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		639	641,385
Aramark Corp., U.S. Term D Loan, 4.00%, 9/09/19		150	150,875
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Refinanced Term Loan, 4.25%, 2/07/20		199	197,176
Ceridian Corp., 2013 New Replacement U.S. Term Loan, 4.41%, 5/09/17		755	756,825
Garda World Security Corp., Term B Loan, 4.00%, 11/06/20		159	159,186
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20		48	48,570
Term Loan, 4.25% - 5.25%, 11/01/19		133	132,723
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		28	25,725
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		483	486,413
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 5.25%, 10/31/19		254	256,108
Intelligrated, Inc., Term Loan (First Lien 2012), 4.50%, 7/30/18		232	232,421
Livingston International, Inc.:
Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		114	114,247
Initial Term Loan (Second Lien), 9.00%, 4/17/20		54	54,832
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		197	196,470
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		434	429,791
Spin Holdco, Inc.:
Delayed Draw Incremental TLB, 3.25%, 11/14/19		485	488,031
Initial Term Loan (First Lien), 4.25%, 11/14/19		449	450,841
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20		220	225,914

76	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20	USD	134	$134,155
Term Loan (Second Lien), 9.25%, 9/13/20		55	55,137

			5,236,825
Communications Equipment — 0.9%
Alcatel-Lucent USA, Inc., U.S. Term Loan, 5.75%, 1/30/19		1,322	1,326,738
Computers & Peripherals — 0.4%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		572	569,272
Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 3.75%, 11/26/20		474	475,806
USIC Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 7/10/20		119	119,923

			595,729
Construction Materials — 0.3%
Faenza Germany GmbH Holdings (Ceramtec Acquisition):
Dollar Term B-3 Loan, 4.25%, 8/28/20		59	58,672
Initial Dollar Term B-1 Loan, 4.25%, 8/28/20		192	192,896
Initial Dollar Term B-2 Loan, 4.25%, 8/28/20		19	18,907
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/26/20		185	185,194

			455,669
Consumer Finance — 0.2%
Springleaf Financial Funding Co. (FKA American General Finance Corp.), 2019 Term Loan, 4.75%, 9/30/19		340	343,570
Containers & Packaging — 1.1%
Ardagh Hdgs USA Inc: Tl-B, Term Loan, x.xx%, 12/05/19		270	271,350
Berry Plastics Corp.:
Term D Loan, 3.50%, 2/08/20		204	203,309
Term Loan, 2.75%, 12/18/20		205	204,574
Clondalkin Acquisition BV, Term Loan (First Lien), 5.75%, 5/31/20		219	221,089
Polarpak, Inc., USD Term Loan (Canadian Borrower Portion), 4.50% - 5.50%, 6/07/20		113	113,687
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 12/01/18		347	349,445
Sealed Air Corp., Replacement Term Loan, 3.00%, 10/03/18		69	68,956
Tekni-Plex, Inc., Term Loan, 5.50% - 6.50%, 8/10/19		194	194,025
WNA Holdings, Inc.:
Term Loan (Second Lien), 8.50%, 12/07/20		85	85,956
USD Term Loan (U.S. Borrower Portion), 4.50%, 6/07/20		61	61,608

			1,773,999
Distributors — 0.1%
VWR Funding, Inc., Dollar Term B-1 Loan, 4.17%, 4/03/17		104	104,254
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00%, 1/30/20		648	651,854
RentPath, Inc., Term Loan B, 6.25%, 5/29/20		274	265,416

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Consumer Services (concluded)
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20	USD	338	$300,911

			1,218,181
Diversified Financial Services — 0.0%
HarbourVest Partners LP, Term Loan, 4.75%, 11/21/17		74	73,602
Diversified Telecommunication Services — 3.1%
Avaya, Inc.:
Term B-3 Loan, 4.74%, 10/26/17		168	163,935
Term B-5 Loan, 8.00%, 3/31/18		12	12,104
Commscope, Inc.:
Tranche 3 Term Loan, 2.74%, 1/21/17		88	88,570
Tranche 4 Term Loan, 3.25%, 1/14/18		133	132,786
Consolidated Communications, Inc., Initial Term Loan, 3.42%, 12/23/20		304	305,435
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		173	173,206
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		270	277,223
Term B Loan, 5.25%, 2/22/19		144	145,651
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		573	577,088
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		1,720	1,731,834
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.50%, 4/13/20		229	229,637
TW Telecom Holdings, Inc. (FKA Time Warner Telecom Holdings, Inc.), Term Loan B Loan, 2.67%, 4/17/20		124	123,987
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17		476	475,864
West Corp., Term B-8 Loan, 3.75%, 6/30/18		296	297,164

			4,734,484
Electric Utilities — 1.2%
EFS Cogen Holdings I LLC, Term B Advance, 2.75%, 12/17/20		180	181,125
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		406	410,284
Raven Power Finance LLC, Term Advance, 4.25%, 12/19/20		190	189,525
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/09/20		120	119,867
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.67% - 4.74%, 10/10/17		1,270	877,100

			1,777,901
Electrical Equipment — 0.2%
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/29/20		314	314,081
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		29	28,825

			342,906
Energy Equipment & Services — 0.9%
Drillships Financing Holding, Inc., Tranche B-2 Term Loan, 5.50%, 7/15/16		389	394,051
ION Trading Technologies S.à r.l.:
Loan (Second Lien), 8.25%, 5/22/21		85	86,541
Term Loan (First Lien), 4.50%, 5/22/20		308	310,378
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 5.00%, 10/25/17		230	231,265
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		144	145,487

BLACKROCK FUNDS II	DECEMBER 31, 2013	77

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services (concluded)
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	USD	229	$231,283

			1,399,005
Food & Staples Retailing — 1.4%
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		210	213,937
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		483	485,003
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan, 6.25%, 11/14/19		468	469,792
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		215	220,040
Tranche 6 Term Loan, 4.00%, 2/21/20		149	149,371
Sprouts Farmers Markets Holdings LLC, Initial Term Loan, 4.00%, 4/23/20		81	81,522
Supervalu, Inc., New Term Loan, 5.00%, 3/21/19		203	204,518
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		269	270,944

			2,095,127
Food Products — 1.9%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		178	175,750
Boulder Brands, Inc. (FKA Smart Balance, Inc.), Term Loan, 5.00%, 7/09/20		105	105,174
CTI Foods Holding Co. LLC, Term Loan (First Lien), 4.50%, 6/29/20		204	204,232
Del Monte Foods Co., Initial Term Loan, 4.00%, 3/08/18		291	291,792
Del Monte Foods, Inc., Term Loan (First Lien), 3.25%, 1/26/21		300	301,500
Dole Food Co., Inc., Tranche B Term Loan, 4.50%, 11/01/18		480	481,598
H. J. Heinz Co., Term B-1 Loan, 3.25%, 6/07/19		184	185,047
Pinnacle Foods Finance LLC:
New Term Loan G, 3.25%, 4/29/20		432	430,992
Tranche H Term Loan, 3.25%, 4/29/20		239	238,936
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 7.75%, 5/01/19		298	297,378
Term B Loan (Second Lien), 10.75%, 11/01/19		200	193,000

			2,905,399
Health Care Equipment & Supplies — 1.9%
Biomet, Inc., Dollar Term B-2 Loan, 3.66% - 3.75%, 7/25/17		597	600,361
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		242	243,509
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B Term Loan, 4.75%, 9/15/17		433	436,769
Hologic, Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19		293	294,675
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		691	693,833
Kinetic Concepts, Inc., Dollar Term D-1 Loan, 4.50%, 5/04/18		90	90,223
Onex Carestream Finance LP:
Term Loan (First Lien 2013), 5.00%, 6/07/19		293	295,937
Term Loan (Second Lien), 9.50%, 12/07/19		265	269,637

			2,924,944

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services — 2.0%
American Renal Holdings, Inc.:
Initial Term Loan (Second Lien), 8.50%, 3/20/20	USD	105	$105,000
Term B Loan (First Lien), 4.50%, 8/20/19		437	436,700
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		64	64,538
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.):
Tranche B Term Loan, 4.50%, 10/20/16		246	247,547
Tranche B-2 Term Loan, 4.00%, 11/01/19		416	418,399
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		330	330,201
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		371	371,956
Fresenius SE & Co. KGAA (Fresenius U.S. Finance I), Term Loan B, 2.25%, 6/25/19	EUR	130	178,842
Genesis Healthcare LLC, Loan, 10.00% - 10.75%, 12/04/17	USD	159	160,730
HCA, Inc., Tranche B-5 Term Loan, 2.92%, 3/31/17		185	184,480
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		29	29,406
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		89	86,586
Surgical Care Affiliates LLC, Class C Incremental Term Loan, 4.25%, 6/29/18		174	174,560
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		249	248,436
U.S. Renal Care, Inc., Term Loan, 4.25%, 7/03/19		95	94,999

			3,132,380
Health Care Technology — 0.3%
IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17		419	420,012
Hotels, Restaurants & Leisure — 6.4%
Bally Technologies, Inc., Term B Loan, 4.25%, 11/25/20		289	291,173
Bass Pro Group LLC, New Term Loan, 3.75% - 5.25%, 11/20/19		444	446,245
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		2,290	2,275,687
Cedar Fair LP, U.S. Term Facility, 3.25%, 3/06/20		157	157,618
Centaur Acquisition LLC:
Term Loan (First Lien), 5.25%, 2/20/19		179	180,437
Term Loan (Second Lien), 8.75%, 2/20/20		90	92,250
Four Seasons Holdings, Inc., Term Loan (Second Lien), 6.25%, 12/28/20		155	158,487
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		1,466	1,477,223
Intrawest Operations Group LLC, Initial Term Loan, 5.50%, 12/09/20		335	337,931
Las Vegas Sands LLC, Term B Loan, 2.50%, 12/19/20		250	249,663
Marina District Finance Co., Inc., Incremental Term Facility, 5.75%, 8/15/18		295	295,923
MGM Resorts International (MGM Grand Detroit LLC):
Term A Loan, 2.92%, 12/20/17		446	445,037
Term B Loan, 3.50%, 12/20/19		178	178,535

78	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%-4.75%, 10/28/19	USD	129	$129,477
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		234	234,643
Playa Resorts Holdings, Initial Term Loan, 4.75%, 8/09/19		185	186,152
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		90	85,820
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B-2 Loan, 3.00%, 5/14/20		124	122,820
Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.50%-5.00%, 12/20/18		90	90,653
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		387	390,946
Travelport LLC (FKA Travelport, Inc.):
Term Loan, 6.25%, 6/26/19		423	433,096
Tranche 1 Loan, 9.50%, 1/31/16		229	236,000
Twin River Management Group, Inc. (FKA BLB Management Services, Inc.), Term Loan, 5.25%, 11/10/18		194	195,836
VML U.S. Finance LLC (AKA Venetian Macau), Term Loan U.S. Dollar, 1.66%, 11/15/16		890	883,770
Wendy’s International, Inc., Term B Loan, 3.25%, 5/15/19		200	200,523

			9,775,945
Household Products — 0.5%
Pacific Industrial Services Finco Property Ltd.:
Initial Term Loan (Second Lien), 8.75%, 4/02/19		195	198,900
Term B Loan, 5.00%, 10/02/18		254	257,649
Spectrum Brands, Inc.:
Tranche A Term Loan, 3.00%, 9/04/17		216	216,104
Tranche C Term Loan, 3.50%, 8/13/19		45	44,921

			717,574
Independent Power Producers & Energy Traders — 1.1%
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18		267	268,841
Calpine Corp.:
Term Loan (3/11), 4.00%, 4/01/18		143	143,621
Term Loan, 4.00%, 10/09/19		282	283,779
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		214	214,727
Panda Temple Power II LLC, Construction Term Loan Advance, 7.25%, 4/03/19		280	287,000
Star West Generation LLC, Term B Advance, 4.25%, 3/13/20		432	435,515

			1,633,483
Insurance — 1.0%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		99	99,247
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		614	613,612
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 3.00%, 9/28/16		71	71,517
Tranche B-2 Term Loan, 3.75%, 9/28/18		116	115,948
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.):
Term Loan (First Lien), 5.00%, 4/16/20		154	150,241
Term Loan (Second Lien), 8.25%, 10/16/20		70	67,550
Cunningham Lindsey U.S., Inc., Initial Term Loan (First Lien), 5.00%, 12/10/19		84	84,045
Hub International Ltd., Initial Term Loan, 4.75%, 10/02/20		219	221,919

Floating Rate Loan Interests (b)	Par (000)		Value
Insurance (concluded)
National Financial Partners Corp., Term B Loan, 5.25%, 7/01/20	USD	80	$80,330

			1,504,409
Internet Software & Services — 0.2%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		296	295,569
IT Services — 0.1%
CompuCom Systems, Inc., Term Loan, 4.25%, 5/09/20		75	74,364
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		95	91,926

			166,290
Leisure Equipment & Products — 0.4%
Equinox Holdings, Inc., New Initial Term Loan (First Lien), 4.50%-5.50%, 1/31/20		104	105,124
FGI Operating Co. LLC, Term B Loan, 5.50%, 4/19/19		237	237,696
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		180	180,357
SRAM LLC, Term Loan (First Lien), 4.00%-5.25%, 4/10/20		82	81,764

			604,941
Life Sciences Tools & Services — 0.6%
Patheon, Inc., Initial Term Loan, 7.25%, 12/14/18		69	69,762
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		606	609,643
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		318	317,863

			997,268
Machinery — 1.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		311	311,392
Allegion Public Ltd. Co. (Allegion U.S. Holding Co., Inc.), Tranche B Term Loan, 3.00%, 9/25/20		210	210,263
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%-5.25%, 12/10/18		67	67,602
Ameriforge Group, Inc.:
Initial Term Loan (First Lien), 5.00%, 12/19/19		164	164,665
Initial Term Loan (Second Lien), 8.75%, 12/21/20		165	167,887
Filtration Group Corp.:
Initial Term Loan (Second Lien), 8.25%, 11/22/21		130	132,763
Term Loan (First Lien), 4.50%, 11/20/20		195	196,829
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		84	83,046
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		187	187,059
Thermasys Corp., Term Loan, 5.25% - 6.25%, 5/03/19		143	140,801
Wabash National, Tranche B-1 Loan, 4.50%, 5/08/19		157	157,989
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		135	138,743

			1,959,039
Marine — 0.5%
HGIM Corp., Term B Loan, 5.50%, 6/18/20		469	472,927

BLACKROCK FUNDS II	DECEMBER 31, 2013	79

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Marine (concluded)
State Class Tankers II LLC, Initial Term Loan, 6.75%, 6/20/20	USD	285	$287,137

			760,064
Media — 5.2%
Advanstar Communications, Inc., Term Loan (Second Lien), 9.50%, 6/05/20		120	120,150
AMC Entertainment, Inc., Initial Term Loan, 3.50%, 4/30/20		278	278,208
Catalina Marketing Corp., Initial Term Loan, 5.25%, 10/12/20		289	292,891
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20		274	271,488
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.81%, 1/29/16		66	63,754
Tranche D Term Loan, 6.92%, 1/30/19		619	590,462
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/20		183	183,535
The E.W. Scripps Co., Term Loan, 3.25%, 11/26/20		135	134,831
Gray Television, Inc., Initial Term Loan, 4.75%, 10/11/19		69	69,581
Hemisphere Media Holdings LLC (International Espanol, Inc.), Initial Term Loan, 6.25%, 7/30/20		224	224,715
Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 3.25%, 5/17/21		220	218,625
Lions Gate Entertainment, Loan, 5.00%, 7/19/20		100	100,250
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		110	110,045
MCC Iowa LLC (Mediacom Broadband Group), Tranche H Term Loan, 3.25%, 1/29/21		728	721,253
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 4.25%, 6/29/18		236	236,632
National CineMedia LLC, Term Loan (2013), 2.92%, 11/26/19		690	687,985
NEP/NCP Holdco, Inc.:
Refinanced New Term Loan (First Lien), 4.75%, 1/22/20		322	322,635
Term Loan (Second Lien), 9.50%, 7/22/20		31	32,195
Nielsen Finance LLC, Class E Dollar Term Loan, 2.92%, 5/01/16		543	544,052
Salem Communications Corp., Term Loan, 4.50%, 3/13/20		131	131,499
Springer SBM Two GmbH, Initial Term B2 Loan, 5.00%, 8/14/20		229	230,189
Tribune Co., Term Loan B, 3.00%, 11/20/20		350	347,813
Univision Communications, Inc.:
2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20		313	314,017
2013 New First-Lien Term Loan, 4.50%, 3/01/20		347	349,237
Virgin Media Investment Holdings Ltd.:
B Facility, 3.50%, 6/08/20		300	300,450
C Facility, 4.50%, 6/08/20	GBP	270	450,918
WideOpenWest Finance LLC:
Term B Loan, 4.75%, 4/01/19	USD	158	158,239
Term B-1 Loan 2013, 3.75%, 7/17/17		263	263,308
WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/01/20		269	269,123

			8,018,080
Metals & Mining — 0.8%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20		278	284,500

Floating Rate Loan Interests (b)		Par (000)	Value
Metals & Mining (concluded)
FMG Resources (August 2006) Property Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19	USD	391	$395,469
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		251	251,855
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 6.75%, 4/02/18		300	294,327

			1,226,151
Multiline Retail — 0.5%
99¢ Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19		140	140,453
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		89	89,097
Hudson’s Bay Co.:
Initial Term Loan (First Lien), 4.75%, 11/04/20		350	355,383
Initial Term Loan (Second Lien), 8.25%, 10/07/21		35	36,138
J.C. Penney Corp., Inc., Loan, 6.00%, 5/22/18		239	233,308

			854,379
Multi-Utilities — 0.2%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		45	44,100
Power Buyer LLC, Initial Term Loan (First Lien), 4.25%, 5/06/20		262	257,866

			301,966
Oil, Gas & Consumable Fuels — 1.8%
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		345	349,313
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		620	632,400
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		117	116,545
Fieldwood Energy LLC, Closing Date Loan, 3.88%, 9/28/18		130	130,467
GIM Channelview Cogeneration LLC, Term Loan, 4.25%, 5/08/20		184	184,995
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		719	722,634
Philadelphia Energy Solutions Refining & Marketing LLC, Initial Term Loan, 6.25%, 4/04/18		114	99,769
Ruby Western Pipeline Holdings LLC (Ruby Western Pipeline Holdings B LLC), Loan, 3.50%, 3/27/20		142	141,762
Tesoro Corp., Initial Term Loan, 2.42%, 5/30/16		103	103,436
Western Refining, Inc., Term Loan 2013, 4.25%, 11/12/20		360	364,050

			2,845,371
Paper & Forest Products — 0.1%
NewPage Corp., Term Loan, 7.75%, 12/21/18		198	202,631
Personal Products — 0.1%
NBTY, Inc., Term B-2 Loan, 3.50%, 10/01/17		150	150,804
Prestige Brands, Inc., Term B-1 Loan, 3.75% - 5.00%, 1/31/19		88	88,414

			239,218
Pharmaceuticals — 2.5%
Akorn, Inc., Term Loan B, 3.50%, 11/13/20		310	311,550
Amneal Pharmaceuticals LLC, Term Loan B, 5.75% - 7.00%, 11/01/19		289	290,721
Aptalis Pharma, Inc. (Aptalis Pharma Canada, Inc.), Term B Loan, 6.00%, 10/02/20		735	746,791

80	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals (concluded)
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17	USD	90	$91,237
Endo Health Solutions Inc. (FKA Endo Pharmaceuticals Holdings, Inc.), Term Loan B, 2.50%, 12/11/20		195	195,367
Envision Acquisition Co. LLC, Initial Term Loan (First Lien), 5.75%, 11/04/20		239	240,698
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		130	128,375
Term B-3 Loan, 7.75%, 5/15/18		121	119,715
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19		781	784,953
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19		173	173,893
Series D2 Term Loan B, 3.75%, 2/13/19		162	163,035
Series E Tranche B Term Loan, 4.50%, 8/05/20		551	554,165

			3,800,500
Professional Services — 1.1%
Crossmark Holdings, Inc., Term Loan (First Lien), 4.50%, 12/20/19		64	63,760
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		423	422,906
On Assignment, Inc., Initial Term B Loan, 3.50%, 5/15/20		115	114,181
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		120	120,150
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		75	75,937
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/08/19		540	542,338
TriNet HR Corp., Tranche B-2 Term Loan, 5.00%, 8/20/20		180	180,897
WTG Holdings III Corp.:
Term Loan (First Lien), 3.75%, 12/11/20		105	105,350
Term Loan (Second Lien), 7.50%, 12/10/21		35	35,000

			1,660,519
Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		405	407,626
Starwood Property Trust, Inc., Term Loan (First Lien), 2.75%, 4/17/20		140	139,387

			547,013
Real Estate Management & Development — 0.9%
CityCenter Holdings LLC, Term B Loan, 5.00%, 10/16/20		295	299,053
Realogy Corp.:
Extended Synthetic Commitment, 0.02% -4.40%, 10/10/16		19	18,792
Initial Term B Loan, 4.50%, 3/05/20		1,007	1,016,892

			1,334,737
Road & Rail — 0.2%
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		149	151,853
Transtar Holding Co., Term Loan (First Lien), 5.50%, 10/09/18		114	111,291

			263,144
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 5.00%, 2/28/20		556	561,058

Floating Rate Loan Interests (b)	Par (000)		Value
Semiconductors & Semiconductor Equipment (concluded)
Tranche B5 Term Loan, 5.00%, 1/15/21	USD	115	$115,900
NXP BV, Tranche D Loan, 3.25%, 1/10/20		399	399,499

			1,076,457
Software — 2.9%
Activision Blizzard, Inc., Term Loan, 3.25%, 10/12/20		599	601,935
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		260	261,219
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		54	54,473
First Data Corp., 2018B New Term Loan, 4.16%, 9/24/18		280	280,157
Infor (U.S.), Inc. (FKA Lawson Software, Inc.):
Tranche B-2 Term Loan, 5.25%, 4/05/18		494	494,990
Tranche B-3 Term Loan, 3.75%, 6/03/20		199	198,998
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		330	340,725
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		275	278,611
Initial Term Loan, 4.50%, 10/12/20		125	125,625
Open Text ULC, Term Loan B, 2.50%, 12/18/20		275	275,000
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		115	114,856
Term B Loan, 5.25%, 2/19/19		213	214,270
Sophia LP, Term B Loan, 4.50%, 7/19/18		256	257,147
SS&C Technologies Holdings Europe S.à r.l., 2013 Replacement Term B-2 Loan, 3.25%, 6/07/19		20	20,251
SS&C Technologies, Inc./Sunshine Acquisition II, Inc., 2013 Replacement Term B-1 Loan, 3.25%, 6/07/19		196	195,760
Stoneriver Group LP:
Initial Term Loan (First Lien), 4.50%, 11/30/19		119	118,226
Initial Term Loan (Second Lien), 8.50%, 5/30/20		69	69,453
SunGard Data Systems, Inc. (Solar Capital Corp.):
Tranche D Term Loan, 4.50%, 1/31/20		89	89,472
Tranche E Term Loan, 4.00%, 3/08/20		114	114,851
Websense, Inc.:
Loan (Second Lien), 8.25%, 12/24/20		160	159,600
Term Loan (First Lien), 4.50%, 6/25/20		184	183,961

			4,449,580
Specialty Retail — 2.5%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		296	296,983
Armored AutoGroup, Inc. (FKA Viking Acquisition, Inc.), New Term Loan, 6.00%, 11/05/16		179	178,955
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		233	233,378
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		29	26,666
Harbor Freight Tools USA, Inc., Initial Loan, 4.75%, 7/26/19		347	351,071
J. Crew Group, Inc., Term B-1 Loan, 4.00%, 3/07/18		218	219,103
Jo-Ann Stores, Inc., Term B Loan, 4.00%, 3/16/18		172	172,559
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		398	398,992
The Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/25/20		850	859,801

BLACKROCK FUNDS II	DECEMBER 31, 2013	81

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Specialty Retail (concluded)
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25% - 5.50%, 7/27/19	USD	752	$754,988
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		322	322,941
Toys ’R’ Us-Delaware, Inc., Term 3 Loan, 5.25%, 5/25/18		71	60,082

			3,875,519
Textiles, Apparel & Luxury Goods — 0.1%
Burlington Coat Factory Warehouse Corp., Term B-2 Loan, 4.25%, 2/23/17		138	139,357
Thrifts & Mortgage Finance — 0.1%
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		104	105,333
Trading Companies & Distributors — 0.5%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		554	554,227
Fly Funding II S.à r.l., Loan, 4.50%, 8/09/19		50	50,300
McJunkin Red Man Corp., Term Loan, 5.00%-6.25%, 11/08/19		145	146,445

			750,972
Transportation Infrastructure — 0.0%
Road Infrastructure Investment LLC, Term Loan (First Lien), 6.25%, 3/30/18		75	75,375
Wireless Telecommunication Services — 0.2%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		84	84,261
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19		175	175,095
			259,356

Total Floating Rate Loan Interests — 62.3%			95,656,177

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.0%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 3.56%, 3/25/37 (b)	USD	7	$7,372
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		327	328,853
Total Non-Agency Mortgage-Backed Securities — 0.2%			336,225
Total Long-Term Investments (Cost — $140,993,418) — 93.0%			142,729,910

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (g)(h)		15,187,066	15,187,066
Total Short-Term Securities
(Cost — $15,187,066) — 9.9%			15,187,066
Total Investments
(Cost — $156,180,484*) — 102.9%			157,916,976
Liabilities in Excess of Other Assets — (2.9)%			(4,421,319)

Net Assets — 100.0%			$153,495,657

Notes to Schedule of Investments
*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$156,184,164

Gross unrealized appreciation	$2,183,471
Gross unrealized depreciation	(450,659)

Net unrealized appreciation	$1,732,812

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,349,303	1,837,763	15,187,066	$9,739

(h)	Represents the current yield as of report date.

82	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.00%	9/03/13	Open	$307,000	$307,000

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	197,155	EUR	146,000	Barclays Bank PLC	1/22/14	$(3,695)
USD	26,118	EUR	19,000	Deutsche Bank AG	1/22/14	(20)
USD	421,250	GBP	261,000	Barclays Bank PLC	1/23/14	(10,887)
Total						$(14,602)

•	OTC credit default swaps - sold protection outstanding as of December 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Depreciation
Caesars Entertainment
Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD 85	$(39,079)	$(22,814)	$(16,265)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	DECEMBER 31, 2013	83

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	—	$3,593,928	$3,593,928
Corporate Bonds	—	$42,882,205	261,375	43,143,580
Floating Rate Loan Interests	—	87,146,965	8,509,212	95,656,177
Non-Agency Mortgage-Backed Securities	—	7,372	328,853	336,225
Short-Term Securities	$15,187,066	—	—	15,187,066
Unfunded Loan Commitments	—	3,769	—	3,769
Liabilities:
Unfunded Loan Commitments	—	(234)	—	(234)
Total	$15,187,066	$130,040,077	$12,693,368	$157,920,511

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Credit contracts	—	$(16,265)	—	$(16,265)
Foreign currency exchange contracts	—	(14,602)	—	(14,602)
Total	—	$(30,867)	—	$(30,867)

[1]    Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,669	—	—	$2,669
Liabilities:
Reverse repurchase agreements	—	$(307,000)	—	(307,000)
Bank overdraft	—	(181,416)	—	(181,416)
Total	$2,669	$(488,416)	—	$(485,747)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2013	$3,068,775	—	$7,111,012	—	$10,179,787
Transfers into Level 3[2]	481,890	—	2,630,501	—	3,112,391
Transfers out of Level 3[2]	—	—	(3,234,244)	—	(3,234,244)
Accrued discounts/premiums	4,097	—	2,922	$(5)	7,014
Net realized gain (loss)	—	—	11,544	—	11,544
Net change in unrealized appreciation/depreciation[3]	39,166	$6,375	65,650	223	111,414
Purchases	—	255,000	3,043,621	328,635	3,627,256
Sales	—	—	(1,121,794)	—	(1,121,794)
Closing Balance, as of December 31, 2013	$3,593,928	$261,375	$8,509,212	$328,853	$12,693,368

[2]

As of September 30, 2013, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,112,391 transferred from Level 2 to Level 3 in the disclosure hierarchy. As of September 30, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,234,244 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $110,812.

84	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Secured Credit Portfolio

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2013	85

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Conseco Financial Corp., Series 1997-5, Class A7, 7.13%, 5/15/29 (a)	USD	160	$164,538
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (a)		49	53,338
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T1, Class A1, 0.90%, 1/15/44 (b)		15,921	15,921,000
Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)		3,101	3,089,526
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (b)		5,802	5,817,502
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%,10/17/16 (b)		21,800	21,821,931
Total Asset-Backed Securities — 5.2%			46,867,835

Corporate Bonds
Commercial Banks — 9.2%
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (b)		20,800	21,694,400
The Toronto-Dominion Bank:
2.20%, 7/29/15 (b)		25,000	25,662,500
1.63%, 9/14/16 (b)		34,825	35,441,403
			82,798,303
Oil, Gas & Consumable Fuels — 0.1%
ENSCO Offshore Co., 6.36%, 12/01/15		463	489,314

Total Corporate Bonds — 9.3%			83,287,617

Non-Agency Mortgage-Backed Securities
Interest Only Commercial Mortgage-Backed Securities —2.2%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.93%, 12/10/45 (a)		59,474	6,245,943
Series 2013-CR7, Class XA, 1.61%, 3/10/46 (a)		33,695	2,984,909
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.59%, 4/15/46 (a)		39,157	3,737,367
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.76%, 5/25/36 (a)(b)		2,006	29,923
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.83%, 12/15/45 (a)(b)		62,401	6,699,319
Total Non-Agency Mortgage-Backed Securities — 2.2%			19,697,461

Project Loans — 0.0%
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23		31	30,386

U.S. Government Sponsored Agency Securities
Agency Obligations — 4.4%
Fannie Mae, 4.13%, 4/15/14		2,400	2,427,415
Federal Home Loan Bank:
1.95%, 7/24/18		15,835	15,728,446
2.88%, 9/11/20		8,300	8,388,544
4.00%, 4/10/28		4,100	4,011,993

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations (concluded)
Freddie Mac:
2.50%, 4/23/14	USD	1,650	$1,662,203
4.38%, 7/17/15		6,100	6,483,843
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16		94	97,765
Series 1996-20J, 7.20%, 10/01/16		118	123,403
Series 1998-20J, Class 1, 5.50%, 10/01/18		252	267,861

			39,191,473
Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32		159	162,963
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2012-146, Class IA, 5.00%, 1/25/43		3,324	469,011
Series 2013-52, Class EI, 4.00%, 3/25/43		4,218	555,637

			1,024,648
Interest Only Commercial Mortgage-Backed Securities — 2.4%
Freddie Mac:
Series K023, Class X1, 1.31%, 8/25/22 (a)		157,940	13,651,234
Series K024, Class X1, 0.90%, 9/25/22 (a)		26,257	1,568,934
Series K025, Class X1, 0.90%, 10/25/22 (a)		33,100	2,017,565
Series K027, Class X1, 0.84%, 1/25/23 (a)		27,011	1,556,685
Series K712, Class X1, 1.39%, 11/25/19 (a)		30,469	2,008,695
Ginnie Mae:
Series 2005-9, Class IO, 0.42%, 1/16/45 (a)		19,241	395,825
Series 2005-50, Class IO, 0.60%, 6/16/45 (a)		11,412	233,335
Series 2006-30, Class IO, 0.37%, 5/16/46 (a)		12,292	557,424

			21,989,697
Mortgage-Backed Securities — 85.0%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (a)		1,968	2,014,653
2.50%, 9/01/27-1/01/29 (c)		23,497	23,275,894
3.00%, 1/01/29-1/01/44 (a)(c)		83,385	80,032,972
3.13%, 3/01/41 (a)		1,019	1,069,350
3.22%, 12/01/40 (a)		1,496	1,566,968
3.36%, 6/01/41 (a)		2,406	2,520,499
3.50%, 7/01/28-1/01/44 (a)(c)		106,499	106,259,248
4.00%, 1/01/25-1/01/44 (c)		115,892	119,645,524
4.50%, 2/01/25-1/01/44 (c)		43,068	45,704,820
5.00%, 11/01/32-1/01/42		22,346	24,323,553
5.50%, 2/01/35-1/01/44 (c)		13,021	14,339,826
6.00%, 5/01/33-1/01/44 (c)		19,963	22,185,350
6.50%, 5/01/40		5,793	6,436,300
Freddie Mac Mortgage-Backed Securities:
2.92%, 6/01/42 (a)		1,426	1,471,279
3.00%, 1/01/29-1/01/44 (c)		25,009	24,135,745
3.03%, 2/01/41 (a)		1,542	1,629,175
3.50%, 1/01/29-1/01/44 (c)		21,193	21,294,597
4.00%, 1/01/29-1/01/44 (c)		41,000	42,216,375
4.50%, 9/01/43-1/01/44 (c)		13,498	14,300,854
5.00%, 7/01/35-1/01/44 (c)		12,101	13,074,662

86	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (concluded)
5.50%, 3/01/43-1/01/44 (c)	USD	8,579		$9,355,959
13.00%, 4/01/14		—	(d)	92
Ginnie Mae Mortgage-Backed Securities:
2.75%, 7/15/42-9/15/42		315		290,307
2.89%, 11/15/41		100		92,266
2.90%, 12/15/41-3/15/42		3,039		2,794,623
3.00%, 1/15/44 (c)		21,000		20,287,265
3.25%, 9/15/42		1,387		1,342,542
3.45%, 8/15/42-11/15/42		18,486		18,168,546
3.50%, 2/15/42-1/15/44 (c)		12,341		12,467,122
3.75%, 9/15/42		1,845		1,862,459
3.99%, 2/15/41-4/15/41		488		492,868
4.00%, 12/15/41-1/15/44 (c)		56,396		58,717,206
4.25%, 6/15/41-8/15/41		1,761		1,833,498
4.50%, 5/20/41-1/15/44 (c)		41,331		44,357,617
4.75%, 11/15/33-12/15/33		1,294		1,363,479
5.00%, 12/15/38-1/15/44 (c)		18,672		20,315,844
7.00%, 6/15/23-3/15/24		—	(d)	317

				761,239,654
Total U.S. Government Sponsored Agency Securities — 91.9%				823,608,435

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24		5,400		7,628,342
6.63%, 2/15/27		6,500		8,783,125
4.75%, 2/15/37		4,900		5,637,298
4.63%, 2/15/40		16,000		18,070,000
3.75%, 11/15/43 (e)		47,625		46,032,515
U.S. Treasury Inflation Indexed Notes, 0.38%, 7/15/23		12,611		12,161,493
U.S. Treasury Notes:
1.25%, 2/15/14-11/30/18 (e)		165,412		163,752,240
0.25%, 11/30/15 (e)		5,141		5,130,759
0.38%, 2/15/16 (e)		127,494		127,374,411
0.63%, 12/15/16 (e)		52,535		52,321,603
2.00%, 11/30/20-2/15/22		40,699		39,490,792
3.63%, 2/15/21 (e)		45,100		48,669,259
2.75%, 11/15/23 (e)		9,793		9,580,306
Total U.S. Treasury Obligations — 60.8%				544,632,143
Total Long-Term Investments (Cost — $1,543,058,050) — 169.4%				1,518,123,877

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)		5,006,936		5,006,936
Total Short-Term Securities (Cost — $5,006,936) — 0.6%				5,006,936

Options Purchased
(Cost — $3,221,339) — 0.3%				2,531,040
Total Investments Before TBA Sale Commitments and Options Written (Cost — $1,551,286,325*) — 170.3%				1,525,661,853

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/29-1/01/44	USD	71,100	$(70,643,567)
4.00%, 1/01/29-1/01/44		59,400	(61,374,656)
3.00%, 1/01/44		44,700	(42,433,571)
4.50%, 1/01/44		32,400	(34,276,921)
5.00%, 1/01/44		21,600	(23,457,937)
6.00%, 1/01/44		5,000	(5,545,703)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/44		2,600	(2,462,689)
3.50%, 1/01/44		3,300	(3,274,219)
4.00%, 1/01/44		17,600	(18,074,374)
4.50%, 1/01/44		13,200	(13,944,046)
5.50%, 1/01/44		1,400	(1,529,063)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/44		6,900	(6,954,176)
4.00%, 1/15/44		15,600	(16,219,735)
4.50%, 1/15/44		41,200	(44,015,781)
5.00%, 1/15/44		400	(433,422)
Total TBA Sale Commitments (Proceeds — $345,638,319) — (38.5)%			(344,639,860)

Options Written
(Premiums Received — $4,519,730) — (0.3)%			(2,982,076)
Total Investments Net of TBA Sale Commitments and Options Written — 131.5%			1,178,039,917
Liabilities in Excess of Other Assets — (31.5)%			(282,064,550)

Net Assets — 100.0%			$895,975,367

BLACKROCK FUNDS II	DECEMBER 31, 2013	87

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,554,552,837

Gross unrealized appreciation	$11,160,134
Gross unrealized depreciation	(40,051,118)

Net unrealized depreciation	$(28,890,984)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$(9,014,110)	$(12,922)
Credit Suisse Securities (USA) LLC	$(5,472,591)	$32,932
Deutsche Bank Securities, Inc.	$57,420,821	$(211,476)
Goldman Sachs & Co.	$(2,318,628)	$3,568
J.P. Morgan Securities LLC	$49,812,329	$(357,250)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(17,322,019)	$90,574
Morgan Stanley & Co. LLC	$(24,955,054)	$251,215
Nomura Securities International, Inc.	$(6,223,852)	$23,867
RBS Securities, Inc.	$(7,514,437)	$42,488
Wells Fargo Securities, LLC	$367,277	$(59)

(d)	Amount is less than $500.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,144,539	(2,137,603)	5,006,936	$2,100

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.07%	8/20/13	Open	$16,368,750	$16,373,015
Credit Suisse Securities (USA) LLC	0.10%	9/17/13	Open	8,720,000	8,722,543
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	10/09/13	Open	111,720,000	111,751,282
BNP Paribas Securities Corp.	0.11%	12/18/13	Open	14,625,000	14,625,626
BNP Paribas Securities Corp.	(0.38%)	12/31/13	1/02/14	5,134,574	5,134,466
Credit Suisse Securities (USA) LLC	(0.15%)	12/31/13	1/02/14	9,621,622	9,621,542
Deutsche Bank Securities, Inc.	(0.46%)	12/31/13	1/02/14	52,337,994	52,336,656
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.07%)	12/31/13	1/02/14	63,700,000	63,699,752
Total				$282,227,940	$282,264,882

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

88	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(160)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	USD	35,170,000	$66,477
(8)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	USD	954,500	246
(742)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	91,300,781	407,218
(40)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2014	USD	5,132,500	57,175
(64)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2014	USD	8,720,000	54,397
(176)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	43,505,000	78,430
5	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	1,232,125	(834)
203	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	49,554,838	(101,016)
Total						$562,093

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	476,363	GBP	295,000	BNP Paribas S.A.	1/23/14	$(12,068)
AUD	9,965,000	USD	8,821,516	UBS AG	3/19/14	30,956
IND	140,783,520	USD	2,220,000	BNP Paribas S.A.	3/19/14	14,304
IND	573,573,775	USD	9,125,000	UBS AG	3/19/14	(22,099)
MXN	24,568,675	USD	1,895,000	Deutsche Bank AG	3/19/14	(24,977)
MXN	77,466,781	USD	5,912,500	Royal Bank of Canada	3/19/14	(16,185)
PLN	3,424,892	EUR	815,000	Citibank N.A.	3/19/14	7,066
USD	1,596,409	AUD	1,800,000	Bank of America N.A.	3/19/14	(2,632)
USD	2,022,000	JPY	207,123,570	Barclays Bank PLC	3/19/14	54,420
Total						$28,785

•	Exchange-traded options purchased as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 2-Year Mid-Curve	Put	USD	98.75	3/14/14	454	$306,450

•	OTC options purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
AUD Currency	Deutsche Bank AG	Put	USD	0.93	1/17/14	—	AUD	10,465	$415,115
AUD Currency	Deutsche Bank AG	Put	USD	0.89	2/07/14	—	AUD	31,275	401,807
Total									$816,922

•	OTC interest rate swaptions purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value
					6-month
10-Year Interest Rate Swap	Barclays Bank PLC	Call	4.50%	Receive	Australian BBR	2/26/14	AUD	13,905	$79,086
3-Year Interest Rate Swap	Barclays Bank PLC	Put	1.50%	Pay	3-month LIBOR	7/17/14	USD	75,000	314,055
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.50%	Pay	3-month LIBOR	7/17/14	USD	150,000	638,895
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	7,000	375,632
Total									$1,407,668

BLACKROCK FUNDS II	DECEMBER 31, 2013	89

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Exchange-traded options written as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 2-Year Mid-Curve	Put	USD	98.25	3/14/14	454	$(73,775)

•	OTC options written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
AUD Currency	Deutsche Bank AG	Put	USD	0.93	1/17/14	AUD	10,465	$(415,115)

•	OTC interest rate swaptions written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.25%	Pay	3-month LIBOR	6/20/14	USD	500	$(77)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	24,900	(472,017)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.25%	Receive	3-month LIBOR	6/20/14	USD	500	(4,580)
3-Year Interest Rate Swap	Barclays Bank PLC	Put	1.90%	Receive	3-month LIBOR	7/17/14	USD	75,000	(161,610)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	7/17/14	USD	150,000	(323,220)
3-Year Interest Rate Swap	Barclays Bank PLC	Put	2.30%	Receive	3-month LIBOR	7/17/14	USD	75,000	(89,955)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Receive	3-month LIBOR	7/17/14	USD	150,000	(179,910)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	24,900	(992,342)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	14,000	(269,475)
Total									$(2,493,186)

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.38%[1]	3-month LIBOR	Chicago Mercantile	4/03/14[2]	5/31/18	USD	21,900	$193,639
1.54%[3]	3-month LIBOR	Chicago Mercantile	N/A	10/02/18	USD	1,000	(2,876)
1.48%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/18	USD	14,900	152,247
2.77%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/08/23	USD	15,100	320,063
0.82%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/25/23	JPY	471,080	41,133
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/28/23	JPY	513,905	57,972
3.83%[1]	3-month LIBOR	Chicago Mercantile	N/A	9/16/43	USD	9,100	32,862
3.80%[3]	3-month LIBOR	Chicago Mercantile	N/A	9/18/43	USD	9,100	(93,074)
3.67%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/05/43	USD	5,300	214,336
3.71%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/12/43	USD	14,000	453,657
3.75%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/43	USD	14,000	373,733
3.84%[3]	3-month LIBOR	Chicago Mercantile	N/A	12/23/43	USD	27,600	(360,452)
Total							$1,383,240

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	OTC interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
1.44%[1]	3-month LIBOR	Credit Suisse Securities (USA) LLC		10/24/18	USD	2,000	$(19,456)	$28	$(19,484)

[1]	Fund pays the floating rate and receives the fixed rate.

90	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	OTC total return swaps outstanding as of December 31, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	USD	5,046	$(40,338)	$(59,412)	$19,074
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	7,783	(62,215)	(89,201)	26,986
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	7,356	(58,799)	(66,078)	7,279
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	1,783	1,863	279	1,584
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	947	(990)	(6,387)	5,397
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	1,735	(6,337)	(14,073)	7,736
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	USD	1,894	(1,980)	(11,407)	9,427
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	2,841	2,969	(29,883)	32,852
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/41	USD	2,841	(2,969)	(16,974)	14,005
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	1,894	1,980	(25,022)	27,002
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	1,894	1,980	(20,514)	22,494
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	947	990	(12,511)	13,501
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/43	USD	4,033	3,783	(15,221)	19,004
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/43	USD	8,432	(7,909)	10,476	(18,385)
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/43	USD	6,599	6,190	(18,557)	24,747
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/43	USD	825	773	(2,320)	3,093
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/43	USD	8,891	8,339	(41,012)	49,351
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/43	USD	6,324	(5,932)	1,721	(7,653)
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/43	USD	4,491	4,212	(16,877)	21,089
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/43	USD	3,941	3,697	(14,875)	18,572
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/43	USD	1,925	(1,805)	3,847	(5,652)

BLACKROCK FUNDS II	DECEMBER 31, 2013	91

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	OTC total return swaps outstanding as of December 31, 2013 were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/43	USD	1,833	1,720	(6,300)	8,020
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/43	USD	1,833	(1,720)	6,888	(8,608)
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/43	USD	10,907	(10,231)	10,141	(20,372)
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/43	USD	1,192	(1,118)	4,498	(5,616)
Total						$(163,847)	$(428,774)	$264,927

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$46,867,835	—	$46,867,835
Corporate Bonds	—	83,287,617	—	83,287,617
Non-Agency Mortgage-Backed Securities	—	19,697,461	—	19,697,461
Project Loans	—	—	$30,386	30,386
U.S. Government Sponsored Agency Securities	—	823,608,435	—	823,608,435
U.S. Treasury Obligations	—	544,632,143	—	544,632,143
Short-Term Securities.	$5,006,936	—	—	5,006,936
Options Purchased:
Foreign Currency Exchange Contracts	—	816,922	—	816,922
Interest Rate Contracts	306,450	1,407,668	—	1,714,118
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(344,639,860)	—	(344,639,860)
Total	$5,313,386	$1,175,678,221	$30,386	$1,181,021,993

92	BLACKROCK FUNDS II	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$106,746	—	$106,746
Interest rate contracts	$663,943	2,170,855	—	2,834,798
Liabilities:
Foreign currency exchange contracts	—	(493,076)	—	(493,076)
Interest rate contracts	(175,625)	(3,035,358)	—	(3,210,983)
Total	$488,318	$(1,250,833)	—	$(762,515)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,867,787	—	—	$6,867,787
Foreign currency at value	2,664,051	—	—	2,664,051
Cash pledged for financial futures contracts	1,931,000	—	—	1,931,000
Cash pledged for centrally cleared swaps	1,278,000	—	—	1,278,000
Cash pledged as collateral for OTC derivatives	1,600,000	—	—	1,600,000
Liabilities:
Reverse repurchase agreements	—	$(282,264,882)	—	(282,264,882)
Cash received as collateral for OTC derivatives	—	(300,000)	—	(300,000)
Total	$14,340,838	$(282,564,882)	—	$(268,224,044)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Project Loans	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2013	$21,778,200	$31,416	$20,741,760	$42,551,376
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[2]	(21,778,200)	—	—	(21,778,200)
Accrued discounts/premiums	—	(15)	6,993	6,978
Net realized gain (loss)	—	(463)	495,018	494,555
Net change in unrealized appreciation/depreciation[3]	—	26,338	(489,271)	(462,933)
Purchases	—	—	—	—
Sales	—	(26,890)	(20,754,500)	(20,781,390)
Closing Balance, as of December 31, 2013	—	$30,386	—	$30,386

[2]

As of September 30, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $21,778,200 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $26,338.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2013	93

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 24, 2014